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PROSPECTUS
May 1, 1998
                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT

               FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE
                       UNIVERSAL LIFE INSURANCE CONTRACT
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 9025
                     SPRINGFIELD, MASSACHUSETTS 01102-9025
                         1414 MAIN STREET, THIRD FLOOR
                     SPRINGFIELD, MASSACHUSETTS 01104-1007
                             PHONE: (800) 354-5333
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus is for a flexible premium joint and last survivor variable universal life insurance contract (the "Contract") offered by Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), a subsidiary of Merrill Lynch & Co., Inc.

Through the first 14 days following the in force date, the initial payment less contract loading will be invested only in the division investing in the Money Reserve Portfolio. Thereafter, the investment base may be reallocated to any five of the 37 investment divisions of Merrill Lynch Variable Life Separate Account (the "Separate Account"), the Merrill Lynch Life separate investment account available under the Contract. The investments available through the investment divisions include ten mutual fund portfolios of the Merrill Lynch Series Fund, Inc.; seven mutual fund portfolios of the Merrill Lynch Variable Series Funds, Inc.; two mutual fund portfolios of the AIM Variable Insurance Funds, Inc.; one mutual fund portfolio of the Alliance Variable Products Series Fund, Inc.; two mutual fund portfolios of the MFS Variable Insurance Trust; and fifteen unit investment trusts in The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities. Currently, the contract owner may change his or her investment allocation as many times as desired.

The Contract provides an estate benefit through life insurance coverage on the lives of two insureds with proceeds payable upon the death of the last surviving insured. The Contract offers two death benefit options. At the election of the contract owner, the death benefit may include the Contract's cash value. Contract owners may purchase additional insurance through an additional insurance rider, the amount of which may be increased or decreased subject to certain conditions. Subject to certain conditions, Merrill Lynch Life guarantees that the coverage will remain in force for the guarantee period. Each payment will extend the guarantee period until such time as the guarantee period extends to the younger insured's attained age 100. During this guarantee period, Merrill Lynch Life will terminate the Contract only if the debt exceeds certain contract values. After the guarantee period, the Contract will remain in force as long as there is not excessive debt and as long as the cash value is sufficient to cover the charges due. While the Contract is in force, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will generally never be less than the current face amount or, after the younger insured's attained age 100, the post-100 death benefit.

The Contract allows for additional payments. Contract owners may also borrow up to the total loan value of the Contract, make partial withdrawals or turn in the Contract for its net cash surrender value. The net cash surrender value will vary with the investment results of the investment divisions chosen. Merrill Lynch Life does not guarantee any minimum net cash surrender value.

It may not be advantageous to replace existing insurance with the Contract. Within certain limits the Contract may be converted to a contract with benefits that do not vary with the investment results of a separate account.

THE PURCHASE OF THIS CONTRACT INVOLVES CERTAIN RISKS. BECAUSE IT IS A VARIABLE LIFE INSURANCE CONTRACT, THE VALUE OF THE CONTRACT REFLECTS THE INVESTMENT PERFORMANCE OF THE SELECTED INVESTMENT OPTIONS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, CONTRACT OWNERS COULD LOSE ALL OR PART OF THE MONEY THEY HAVE INVESTED. MERRILL LYNCH LIFE DOES NOT GUARANTEE THE VALUE OF THE CONTRACT. RATHER, CONTRACT OWNERS BEAR ALL INVESTMENT RISKS.

LIFE INSURANCE IS INTENDED TO BE A LONG-TERM INVESTMENT. CONTRACT OWNERS SHOULD EVALUATE THEIR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.

PARTIAL WITHDRAWALS AND SURRENDER OF THE CONTRACT ARE SUBJECT TO TAX, AND IF TAKEN BEFORE THE CONTRACT OWNER ATTAINS AGE 59 1/2 MAY ALSO BE SUBJECT TO A 10% FEDERAL PENALTY TAX. LOANS MAY BE TAXABLE IF THE CONTRACT BECOMES A "MODIFIED ENDOWMENT CONTRACT."

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT MUST BE ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE MERRILL LYNCH SERIES FUND, INC.; THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE AIM VARIABLE INSURANCE FUNDS, INC.; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MFS VARIABLE INSURANCE TRUST; AND THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
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IMPORTANT TERMS.............................................    4
SUMMARY OF THE CONTRACT
  Purpose of the Contract...................................    5
  Availability and Payments.................................    5
  CMA(R) Insurance Service..................................    6
  The Investment Divisions..................................    6
  How the Death Benefit Varies..............................    6
  How the Investment Base Varies............................    7
  Net Cash Surrender Value..................................    7
  Illustrations.............................................    7
  Replacement of Existing Coverage..........................    7
  Rights to Cancel ("Free Look" Period) or Convert..........    7
  How Death Benefit and Cash Value Increases are Taxed......    7
  Loans.....................................................    8
  Partial Withdrawals.......................................    8
  Fees and Charges..........................................    8
FACTS ABOUT THE SEPARATE ACCOUNT, THE FUNDS, THE ZERO TRUSTS
  AND MERRILL LYNCH LIFE
  The Separate Account......................................    9
  The Series Fund...........................................    9
  The Variable Series Funds.................................   10
  The AIM V.I. Funds........................................   11
  The Alliance Fund.........................................   12
  The MFS Trust.............................................   12
  Certain Risks of the Funds................................   13
  The Zero Trusts...........................................   13
  Merrill Lynch Life and MLPF&S.............................   14
FACTS ABOUT THE CONTRACT
  Who May be Covered........................................   14
  Purchasing a Contract.....................................   14
  Additional Insurance Rider................................   15
  Additional Payments.......................................   16
  Effect of Additional Payments.............................   16
  Investment Base...........................................   17
  Charges Deducted from the Investment Base.................   18
  Contract Loading..........................................   19
  Charges to the Separate Account...........................   19
  Charges to Fund Assets....................................   20
  Guarantee Period..........................................   21
  Cash Value................................................   22
  Loans.....................................................   22
  Partial Withdrawals.......................................   23
  Death Benefit Proceeds....................................   24
  Payment of Death Benefit Proceeds.........................   27
  Accelerated Benefit Rider.................................   27
  Rights to Cancel or Convert...............................   27
  Reports to Contract Owners................................   28
MORE ABOUT THE CONTRACT
  Using the Contract........................................   28
  Some Administrative Procedures............................   29
  Other Contract Provisions.................................   30
  Income Plans..............................................   32
  Group or Sponsored Arrangements...........................   32
  Unisex Legal Considerations for Employers.................   33

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
                                                              PAGE
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  Selling the Contracts.....................................   33
  Tax Considerations........................................   33
  Merrill Lynch Life's Income Taxes.........................   37
  Reinsurance...............................................   37
MORE ABOUT THE SEPARATE ACCOUNT AND ITS DIVISIONS
  About the Separate Account................................   37
  Changes Within the Account................................   38
  Net Rate of Return for an Investment Division.............   38
  The Funds.................................................   39
  The Zero Trusts...........................................   41
ILLUSTRATIONS
  Illustrations of Death Benefits, Investment Base, Net Cash
     Surrender Values and Accumulated Payments..............   42
EXAMPLES
  Additional Payments.......................................   48
  Partial Withdrawals.......................................   49
  Changing the Death Benefit Option.........................   50
  Reduction in Face Amount..................................   51
MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY
  Directors and Executive Officers..........................   52
  Services Arrangement......................................   52
  State Regulation..........................................   53
  Year 2000.................................................   53
  Legal Proceedings.........................................   53
  Experts...................................................   53
  Legal Matters.............................................   53
  Registration Statements...................................   54
  Financial Statements......................................   54
  Financial Statements of Merrill Lynch Variable Life
     Separate Account.......................................  S-1
  Financial Statements of Merrill Lynch Life Insurance
     Company................................................  G-1

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

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                                IMPORTANT TERMS

additional payment: is a payment which may be made after the "free look" period. Additional payments do not require evidence of insurability.

adjusted face amount: is equal to the lesser of the face amount at the younger insured's attained age 100, and the cash value as of the date of death plus the net amount at risk at the younger insured's attained age 100. The adjusted face amount is used to determine the death benefit under option 1 at and after the younger insured's attained age 100.

attained age: is, for each insured, the issue age of the insured plus the number of full years since the contract date.

base premium: is the amount equal to the level annual premium which would be necessary for the face amount of the Contract to endow on the contract anniversary nearest the younger insured's age 100. Merrill Lynch Life assumes death benefit option 1 is elected and further assumes a 5% annual rate of return on the base premium less contract loading and a maximum cost of insurance charge. Once determined, the base premium will not change.

cash value: is equal to the investment base plus any unearned charges for cost of insurance and rider costs plus any debt less any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year).

cash value corridor factor: is used to determine the amount of death benefit purchased by $1.00 of cash value. Merrill Lynch Life uses this factor in the calculation of the variable insurance amount to make sure that the Contract always meets the requirements of what constitutes a life insurance contract under the Internal Revenue Code.

contract anniversary:  is the same date of each year as the contract date.

contract date: is used to determine processing dates, contract years and anniversaries. It is usually the business day next following the receipt of the initial payment at the Service Center. It is also referred to as the policy date.

contract loading: is chargeable to all payments for sales load, federal tax and premium tax charges.

death benefit: prior to the younger insured's attained age 100, if option 1 is elected, it is the larger of the face amount or the variable insurance amount; if option 2 is elected, it is the larger of the face amount plus the cash value or the variable insurance amount. At and after the younger insured's attained age 100, the post-100 death benefit will apply.

death benefit proceeds: are equal to the death benefit plus the amount of any insurance provided by a rider, less any debt.

debt:  is the sum of all outstanding loans on a Contract plus accrued interest.

excess sales load: a portion of the sales load calculated during the first two policy years that may be refunded in the event of lapse or surrender during the first two policy years. After policy year two, the excess sales load is zero.

face amount: is the minimum death benefit prior to the younger insured's attained age 100, as long as the Contract remains in force. The face amount will change if a change in death benefit option is made or if a partial withdrawal is taken, and can be reduced subject to certain conditions.

fixed base: is calculated in the same manner as the cash value except that 4.5% is substituted for the net rate of return, the guaranteed maximum cost of insurance rates and guaranteed maximum rider costs are substituted for current rates and loans and repayments are not taken into account. After the end of the guarantee period, the fixed base is zero.

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guarantee period:  is the time guaranteed that the Contract will remain in force regardless of investment experience, unless the debt exceeds certain values. It is the period that a comparable fixed life insurance contract (same face amount, payments made, guaranteed mortality table, contract loading and guaranteed maximum rider costs) would remain in force if credited with 4.5% interest per year.

in force date: is the date when the underwriting process is complete, the initial payment is received and outstanding contract amendments (if any) are received at the Service Center.

initial payment:  is the payment required to put the Contract into effect.

investment base: is the amount available under a Contract for investment in the Separate Account at any time. A contract owner's investment base is the sum of the amounts invested in each of the selected investment divisions.

investment division:  is any division in the Separate Account.

issue age: is, for each insured, the insured's age as of his or her birthday nearest the contract date.

issue date: is the date that the Contract is issued. The contestable and suicide periods are measured from this date.

net amount at risk: is the excess, as of a processing date, of the death benefit (adjusted for interest at an annual rate of 4.5%) over the cash value, but before the deduction for cost of insurance. The net amount at risk at the younger insured's attained age 100 is used to determine the death benefit under option 1 at and after the younger insured's attained age 100.

net cash surrender value:  is equal to the cash value less debt.

processing dates: are the contract date and the first day of each contract quarter thereafter. Processing dates are the days when Merrill Lynch Life deducts certain charges from the investment base.

processing period:  is the period between consecutive processing dates.

target premium:  is equal to 75% of the base premium.

variable insurance amount: is computed daily by multiplying the cash value (plus certain excess sales load during the first 24 months after the Contract is issued) by the cash value corridor factor for the younger insured at his or her attained age.

                            SUMMARY OF THE CONTRACT

PURPOSE OF THE CONTRACT

This flexible premium joint and last survivor variable universal life insurance contract offers a choice of investments and an opportunity for the Contract's investment base, cash value and death benefit to grow based on investment results.

Merrill Lynch Life does not guarantee that contract values will increase. Depending on the investment results of selected investment divisions, the investment base, cash value and death benefit may increase or decrease on any day. The contract owner bears the investment risk. Merrill Lynch Life guarantees to keep the Contract in force during the guarantee period subject to the effect of any debt.

Life insurance is not a short-term investment. The contract owner should evaluate the need for insurance and the Contract's long-term investment potential and risks before purchasing a Contract.

AVAILABILITY AND PAYMENTS

The Contract is available in most jurisdictions in which Merrill Lynch Life does business. A Contract may be issued for insureds from age 20 through age 85.

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Merrill Lynch Life will not accept an initial payment that provides a guarantee period of less than three months. The guarantee period is the period of time Merrill Lynch Life guarantees that the Contract will remain in force regardless of investment experience unless the debt exceeds certain values.

Contract owners may make additional payments. Contract owners may specify an additional payment amount on the application to be paid on a monthly (for payments from a CMA account only), quarterly, semi-annual or annual basis. For additional payments not being withdrawn from a CMA account, Merrill Lynch Life will send reminder notices for such amounts.

The Contract is not available to insure residents of certain municipalities in Kentucky where premium taxes in excess of a certain level are imposed.

CMA(R) INSURANCE SERVICE

Contract owners who subscribe to the Merrill Lynch Cash Management Account(R) financial service ("CMA account") may elect to have their Contract linked to their CMA account electronically. Certain transactions will be reflected in monthly CMA account statements. Payments may be transferred to and from the Contract through a CMA account.

THE INVESTMENT DIVISIONS

Through the first 14 days following the in force date, the initial payment less contract loading will be invested in the investment division of the Separate Account investing in the Money Reserve Portfolio. Thereafter, the investment base may be reallocated to up to five of the 37 investment divisions in the Separate Account. (See "Changing the Allocation" on page 18.)

Payments are invested in investment divisions of the Separate Account. Ten investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the Merrill Lynch Series Fund, Inc. (the "Series Fund"). Seven investment divisions of the Separate Account invest exclusively in Class A shares of designated mutual fund portfolios of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds"). Two investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the AIM Variable Insurance Funds, Inc. (the "AIM V.I. Funds"). One investment division of the Separate Account invests exclusively in shares of a designated mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"). Two investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the MFS Variable Insurance Trust (the "MFS Trust"). Each mutual fund portfolio has a different investment objective. The other fifteen investment divisions invest in units of designated unit investment trusts in The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Zero Trusts"). The contract owner's payments are not invested directly in the Series Fund, the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, or the MFS Trust (each, a "Fund"; collectively, the "Funds"); or in the Zero Trusts.

HOW THE DEATH BENEFIT VARIES

Contract owners elect a death benefit option on the application. Under option 1, the death benefit equals the larger of the face amount or the variable insurance amount. Under option 2, the death benefit equals the larger of the sum of the face amount plus the cash value or the variable insurance amount. Subject to certain conditions, contract owners may change the death benefit option and reduce the face amount. The death benefit may increase or decrease on any day depending on the investment results of the investment divisions chosen by the contract owner. Death benefit proceeds equal the death benefit reduced by any debt and increased by any rider benefits payable. (See "Death Benefit Proceeds" on page 24.) If the last surviving insured dies at or after the younger insured's attained age 100, the post-100 death benefit proceeds will be paid. (See "Post-100 Death Benefit Proceeds" on page 26.)

---------------
Cash Management Account and CMA are registered trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated.
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HOW THE INVESTMENT BASE VARIES

A Contract's investment base is the amount available for investment at any time. On the contract date(usually the business day next following receipt of the initial payment at the Service Center), the investment base is equal to the initial payment less contract loading and charges for cost of insurance and rider costs. Afterwards, it varies daily based on investment performance of the investment divisions chosen. The contract owner bears the risk of poor investment performance and receives the benefit of favorable investment performance. Contract owners may wish to consider diversifying their investment in the Contract by allocating the investment base to two or more investment divisions.

NET CASH SURRENDER VALUE

Contract owners may surrender their Contracts at any time and receive the net cash surrender value. The net cash surrender value varies daily based on investment performance of the investment divisions chosen. Merrill Lynch Life doesn't guarantee any minimum net cash surrender value. If the Contract is surrendered within 24 months after issue, the contract owner will receive certain excess sales load. (See "Contract Loading -- Excess Sales Load" on page 19.)

ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the Contract are based on hypothetical investment rates of return. These rates are not guaranteed. They are illustrative only and should not be deemed a representation of past or future performance. Actual rates of return may be more or less than those reflected in the illustrations and, therefore, actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Before purchasing a Contract, the contract owner should ask his or her Merrill Lynch registered representative if changing, or adding to, current insurance coverage would be advantageous. Generally, it is not advisable to purchase another contract as a replacement for existing coverage. In particular, replacement should be carefully considered if the decision to replace existing coverage is based solely on a comparison of contract illustrations.

RIGHTS TO CANCEL ("FREE LOOK" PERIOD) OR CONVERT

Once the Contract owner receives the Contract, he or she should review it carefully to make sure it is what he or she intended to purchase. Generally, a Contract may be returned for a refund within the later of ten days after the contract owner receives it, 45 days after the contract owner completes the application, or ten days after Merrill Lynch Life mails or personally delivers the Notice of Withdrawal Right to the contract owner. If the Contract is returned during the "free look" period, Merrill Lynch Life will refund the initial payment without interest.

Once the Contract is issued, a contract owner may also convert the Contract within 24 months after issue to a contract with benefits that do not vary with the investment results of a separate account. (See "Converting the Contract" on page 28.)

HOW DEATH BENEFIT AND CASH VALUE INCREASES ARE TAXED

Under current federal tax law, life insurance contracts receive tax-favored treatment. The death benefit is generally excludable from the beneficiary's gross income for federal income tax purposes, according to Section 101(a)(1) of the Internal Revenue Code. An owner of a life insurance contract is not taxed on any increase in the cash value while the contract remains in force.

A Contract may be a "modified endowment contract" under federal tax law depending upon the amount of payments made in relation to the death benefit provided under the Contract. If the Contract is a modified endowment contract, certain distributions made during either insured's lifetime, such as loans and partial
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

withdrawals from, and collateral assignments of, the Contract are includable in gross income on an income-first basis. A 10% penalty tax may also be imposed on distributions made before the contract owner attains age 59 1/2. Contracts that are not modified endowment contracts under federal tax law receive preferential tax treatment with respect to certain distributions.

For a discussion of the tax issues associated with this Contract, see "Tax Considerations" on page 33.

LOANS

Contract owners may borrow up to the total loan value of their Contracts, which is 90% of the cash value. The maximum loan amount that may be borrowed at any time is the difference between the total loan value and debt. (See "Loans" on page 22.)

Debt is deducted from the amount payable on surrender of the Contract and is also subtracted from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS CAPITALIZED AND ADDED TO THE OUTSTANDING LOAN AMOUNT. If the Contract is a modified endowment contract, the amount of capitalized interest will be treated as a taxable distribution. Depending upon investment performance of the divisions and the amounts borrowed, loans may cause a Contract to lapse. If the Contract lapses with a loan outstanding, adverse tax consequences may result. Policy debt is considered part of total cash value which is used to calculate gain. (See "Tax Considerations -- Tax Treatment of Loans and Other Distributions" on page 34.)

PARTIAL WITHDRAWALS

Contract owners may make partial withdrawals beginning in the second contract year, subject to certain conditions. (See "Partial Withdrawals" on page 23.)

FEES AND CHARGES

Contract Loading. Merrill Lynch Life deducts certain charges from all payments before they are invested in the investment divisions. These charges are:

     - Sales load equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter.

     - State and local premium tax charge of 2.5% of each payment.

     - A charge for federal taxes of 1.25% of each payment.

(See "Contract Loading" on page 19.)

Investment Base Charges. Merrill Lynch Life deducts certain charges from the investment base. The charges deducted are as follows:

     - On the contract date and on all processing dates after the contract date, Merrill Lynch Life makes deductions for cost of insurance (see "Cost of Insurance" on page 18) and any rider costs (see "Additional Insurance Rider" on page 15).

     - On each contract anniversary, Merrill Lynch Life makes deductions for the net loan cost if there has been any debt during the prior year. It equals a maximum of 2% of the debt per year.

Separate Account Charges. There are certain charges deducted daily from the investment results of the investment divisions in the Separate Account. These charges are:

     - an asset charge designed to cover mortality and expense risks deducted from all investment divisions which is equivalent to .90% annually at the beginning of the year; and

     - a trust charge deducted from only those investment divisions investing in the Zero Trusts, which is currently equivalent to .34% annually at the beginning of the year and will never exceed .50% annually.

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

Advisory Fees. The portfolios in the Funds pay monthly advisory fees and other expenses. (See "Charges to Fund Assets" on page 20.)

This summary is intended to provide only a very brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and in the Contract. The Contract together with its attached applications, medical exam(s), amendments, riders and endorsements constitutes the entire agreement between the contract owner and Merrill Lynch Life and should be retained.

For the definition of certain terms used in this Prospectus, see "Important Terms" on page 4.

                  FACTS ABOUT THE SEPARATE ACCOUNT, THE FUNDS,
                     THE ZERO TRUSTS AND MERRILL LYNCH LIFE

THE SEPARATE ACCOUNT

The Separate Account is a separate investment account established by Merrill Lynch Life on November 16, 1990. It is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. It meets the definition of a separate account under the federal securities laws. The Separate Account is used to support the Contract as well as to support other variable life insurance contracts issued by Merrill Lynch Life.

Merrill Lynch Life owns all of the assets in the Separate Account. The assets of the Separate Account are kept separate from Merrill Lynch Life's general account and any other separate accounts it may have. Arkansas insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business Merrill Lynch Life conducts.

Obligations to contract owners and beneficiaries that arise under the Contract are obligations of Merrill Lynch Life. Income, gains, and losses, whether or not realized, from assets allocated are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of Merrill Lynch Life. As required, the assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the assets exceed the required reserves and other Contract liabilities (which will always be at least equal to the aggregate contract value allocated to the Separate Account under the Contracts), Merrill Lynch Life may transfer the excess to its general account.

There are currently 37 investment divisions in the Separate Account. Ten invest in shares of a specific portfolio of the Series Fund. Seven invest in Class A shares of a specific portfolio of the Variable Series Funds. Two invest in shares of a specific portfolio of the AIM V.I. Funds. One invests in shares of a specific portfolio of the Alliance Fund. Two invest in shares of a specific portfolio of the MFS Trust. Fifteen invest in units of a specific Zero Trust. Complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio (including specific risks associated with investment in the High Yield Portfolio of the Series Fund) can be found in the accompanying prospectuses. They should be read in conjunction with this Prospectus.

The investment objectives and policies of certain of the underlying portfolios may be similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the underlying portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the underlying portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.

THE SERIES FUND

The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"). All of

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

its ten mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the Series Fund portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.

Money Reserve Portfolio seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.

Intermediate Government Bond Portfolio seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a maximum maturity of 15 years.

Long-Term Corporate Bond Portfolio primarily seeks to provide as high a level of current income as is believed to be consistent with prudent investment risk. In addition, the Portfolio seeks the preservation of capital. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 80% of the value of its total assets in debt securities that have a rating within the three highest grades of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").

High Yield Portfolio primarily seeks as high a level of current income as is believed to be consistent with prudent management. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").

Capital Stock Portfolio seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.

Growth Stock Portfolio seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of aggressive growth companies considered to have special investment value.

Multiple Strategy Portfolio seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.

Natural Resources Portfolio seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

Global Strategy Portfolio seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.

Balanced Portfolio seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.

MLAM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets" on page 20.)

THE VARIABLE SERIES FUNDS

The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLAM. Seven of its 18 mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the seven available Variable Series Funds portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.

Basic Value Focus Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.

Global Bond Focus Fund (formerly the World Income Focus Fund) seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness.

Global Utility Focus Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

International Equity Focus Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries.

Developing Capital Markets Focus Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.

Special Value Focus Fund (formerly the Equity Growth Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.

Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets" on page 20.)

THE AIM V.I. FUNDS

The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end, series, management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the two available AIM V.I. Funds portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.

AIM V.I. Capital Appreciation Fund seeks capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. The portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings with excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective. The investment division corresponding to this Fund should not be selected by contract owners who seek income as their primary investment objective.

AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, is a wholly owned subsidiary of A I M Management Group Inc., a holding company engaged in the financial services business and an indirect wholly owned subsidiary of AMVESCAP PLC. AIM is a registered adviser under the Investment Advisers Act of 1940. AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 50 investment company portfolios (including the AIM V.I. Funds) encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Charges to Fund Assets" on page 20.)

THE ALLIANCE FUND

The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). One of its mutual fund portfolios is currently available through the Separate Account. The investment objective of the available Alliance Fund portfolio is described below. There is no guarantee that this portfolio will be able to meet its investment objective.

Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value.

Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, is a registered adviser under the Investment Advisers Act of 1940. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly-owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Charges to Fund Assets" on page 20.)

THE MFS TRUST

The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the available MFS Trust portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.

MFS Emerging Growth Series seeks to provide long-term growth of capital by investing primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies. Emerging growth companies include companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to the Fund's objective of long-term growth of capital.

MFS Research Series seeks to provide long-term growth of capital and future income. The portfolio securities of the MFS Research Series are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly-owned subsidiary of MFS. The Series' assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Series' investment objective within their assigned industry responsibility.

MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.), which, in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada, and is a registered adviser under the Investment Advisers Act of 1940. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Charges to Fund Assets" on page 20.)

CERTAIN RISKS OF THE FUNDS

Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus and International Equity Focus Funds of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on the investment adviser's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.

In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Contracts' federal tax status will not be adversely affected as a result.

In selecting investments for the AIM V.I. Capital Appreciation Fund, AIM is particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by this portfolio may fluctuate widely. Any income received from securities held by the portfolio will be incidental, and a contract owner should not consider a purchase of shares of the portfolio as equivalent to a complete investment program.

For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, many portfolios should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.

THE ZERO TRUSTS

The Zero Trusts was formed to provide safety of capital and a high yield to maturity. It seeks this through U.S. Government-backed investments which make no periodic interest payments and, therefore, are purchased at a deep discount. When held to maturity the investments should receive approximately a fixed yield. The value of Zero Trust units before maturity varies more than it would if the Zero Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Zero Trust portfolios consist mainly of:

     - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

     - coupons stripped from U.S. debt obligations; and

     - receipts and certificates for such stripped debt obligations and coupons.

The Zero Trusts currently available have maturity dates in years 1999 through 2011, 2013 and 2014.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Zero Trusts. The sponsor will sell units of the Zero Trusts to the Separate Account and has agreed to repurchase units when Merrill Lynch Life needs to sell them to pay benefits and make reallocations. Merrill Lynch Life pays the sponsor a fee for these transactions and is reimbursed through the trust charge assessed to the divisions investing in the Zero Trusts. (See "Charges to Divisions Investing in the Zero Trusts" on page 20.)

MERRILL LYNCH LIFE AND MLPF&S

Merrill Lynch Life is a stock life insurance company organized under the laws of the State of Washington in 1986 and redomesticated under the laws of the State of Arkansas in 1991. It is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. Merrill Lynch Life is authorized to sell life insurance and annuities in 49 states, Guam, the U.S. Virgin Islands and the District of Columbia. It is also authorized to offer variable life insurance and variable annuities in most jurisdictions.

MLPF&S is a wholly owned subsidiary of Merrill Lynch & Co., Inc. and provides a broad range of securities brokerage and investment banking services in the United States. It provides marketing services for Merrill Lynch Life and is the principal underwriter of the Contracts issued through the Separate Account. Merrill Lynch Life retains MLPF&S to provide services relating to the Contracts under a distribution agreement. (See "Selling the Contracts" on page 33.)

                            FACTS ABOUT THE CONTRACT

WHO MAY BE COVERED

The Contract is available in most jurisdictions in which Merrill Lynch Life does business. Merrill Lynch Life will issue a Contract on the lives of two insureds provided the relationship among the applicant and the insureds meets Merrill Lynch Life's insurable interest requirements and provided neither insured is over age 85 or under age 20. The insureds' issue ages will be determined using their ages as of their birthdays nearest the contract date. The insureds must also meet Merrill Lynch Life's medical and other underwriting requirements, which will include undergoing a medical examination.

Merrill Lynch Life assigns insureds to underwriting classes which determine the cost of insurance rates used in calculating cost of insurance deductions. Contracts may be issued on insureds in standard, non-smoker or preferred non-smoker underwriting classes. Contracts may also be issued on insureds in a substandard underwriting class. For a discussion of the effect of underwriting classification on deductions for cost of insurance, see "Cost of Insurance" on page 18.

PURCHASING A CONTRACT

To purchase a Contract, the contract owner must complete an application and make a payment. The payment is required to put the Contract into effect. In the application, the contract owner selects the face amount of the Contract. The amount of the minimum initial payment for a given Contract depends on the face amount selected and the issue age, sex and underwriting class of each of the insureds. Merrill Lynch Life will not accept an initial payment for a specified face amount that will provide a guarantee period of less than three months. (See "Selecting the Initial Face Amount" and "Initial Guarantee Period" below.) Merrill Lynch Life also will not accept an initial payment that would cause the Contract to fail to qualify as life insurance under federal tax law as interpreted by Merrill Lynch Life.

Insurance coverage generally begins as of the contract date, which is usually the next business day following receipt of the initial payment at Merrill Lynch Life's Service Center. Temporary life insurance coverage may be provided prior to the contract date under the terms of a temporary insurance agreement. In accordance with Merrill Lynch Life's underwriting rules, temporary life insurance coverage may not exceed $300,000 and may not be in effect for more than 90 days. As provided for under state insurance law, the contract owner, to preserve insurance age, may be permitted to backdate the Contract. In no case may the contract date be more than six months prior to the date the application was completed. Charges for cost of insurance and rider costs for the backdated period are deducted on the contract date.

If Merrill Lynch Life determines that, based on the contract owner's initial payment and face amount, the Contract will be a modified endowment contract, Merrill Lynch Life will issue the Contract provided the contract owner signs a statement acknowledging that the Contract is a modified endowment contract or agrees either to reduce the initial payment or to increase the face amount to a level at which the Contract will not be a modified endowment contract. For a discussion of the tax consequences of purchasing a modified endowment contract, see "Tax Considerations" on page 33.

Selecting the Initial Face Amount. The minimum initial face amount is $250,000. The maximum face amount that may be specified for a given initial payment is the amount which will provide an initial guarantee period of at least three months. For the same initial payment amount, the larger the face amount requested, the shorter the guarantee period. The initial face amount will change if the contract owner changes the death benefit option or takes a partial withdrawal. Subject to certain conditions, the contract owner may purchase additional insurance coverage through an additional insurance rider, or reduce the face amount. (See "Additional Insurance Rider" below and "Death Benefit
Proceeds -- Reducing the Face Amount" on page 26.)

Initial Guarantee Period. The initial guarantee period for a Contract will be determined by the initial payment, face amount and any additional insurance rider face amount. The guarantee period will be adjusted each time an additional payment is made, when a partial withdrawal is taken, when a death benefit option change or face amount reduction results in a change in or reduction of face amount and when the additional insurance rider face amount is increased or decreased.

The guarantee period is the period of time Merrill Lynch Life guarantees that the Contract will remain in force regardless of investment experience unless the debt exceeds certain values. The guarantee period is based on the guaranteed maximum cost of insurance rates in the Contract, guaranteed maximum rider costs (if an additional insurance rider is elected), the contract loading and a 4.5% interest assumption. This means that for a given initial payment and face amount, different joint insureds will have different guarantee periods depending on the age, sex and underwriting class of each of the insureds. For example, older joint insureds will have a shorter guarantee period than younger joint insureds in the same underwriting classes.

The maximum guarantee period is until the younger insured's attained age 100.

(See "More About the Contract -- Other Contract Provisions -- State Variations" on page 31 for information about certain variations in determining the guarantee period that may apply to the Contract.)

ADDITIONAL INSURANCE RIDER

The contract owner may purchase additional insurance coverage payable to the beneficiary on the death of the last surviving insured. Additional insurance coverage may be purchased through an additional insurance rider when the Contract is purchased. Under Merrill Lynch Life's current procedures, the maximum additional insurance rider face amount at the time the Contract is purchased is three times the face amount of the

Contract. The rider can also be added on any contract anniversary thereafter, as long as an application is completed, satisfactory evidence of insurability of both insureds is provided, and neither insured has attained the age of 86. The minimum additional insurance rider face amount at any time is $100,000. A cost of insurance charge for the rider ("rider charge") will be deducted from the Contract's investment base on each processing date. The rider charge will be based on the same cost of insurance rates as the Contract. (See "Cost of Insurance" on page 18.) Because insurance coverage through an additional insurance rider is purchased through deductions from the Contract's investment base that are not taken into account in determining the base premium, there is no additional contract loading associated with this coverage.

Beginning in contract year 2, the additional insurance rider face amount may be increased (subject to evidence of insurability of both insureds) or decreased once each year; however, any change in the additional insurance rider face amount must be elected prior to the younger insured's attained age 86 and must be at least $100,000. The effective date of the change will be the contract anniversary next following underwriting approval of the change. As of the effective date of the increase or decrease in the additional insurance rider face amount, Merrill Lynch Life uses the existing fixed base and the face amount of the Contract plus the new additional insurance rider face amount to calculate a new guarantee period. A decrease in the additional insurance rider face amount will increase the guarantee period. An increase in the additional insurance rider face amount will decrease the guarantee period. Unless in connection with a termination of the rider, Merrill Lynch Life will not allow a decrease in rider face amount if the resulting face amount would be less than $100,000; if the resulting guarantee period would extend beyond the younger insured's attained age 100; or if the decrease would cause the Contract to fail to qualify as life insurance under federal income tax laws as interpreted by us.

A decrease in the additional insurance rider face amount can cause a Contract which is not a modified endowment contract to become a modified endowment contract. In such a case, Merrill Lynch Life will not process the decrease until the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. For a discussion of the tax consequences of increasing or decreasing the additional insurance rider face amount, see "Tax Considerations" on page 33.

Any additional insurance rider coverage terminates on the earlier of the date the Contract terminates or lapses, or at the younger insured's attained age 100.

ADDITIONAL PAYMENTS

After the "free look" period and prior to the younger insured's attained age 100, contract owners may make additional payments provided one of the insured's is living. Additional payments must be submitted with an additional payment form. The minimum Merrill Lynch Life will accept for these payments is $100. For Contracts that are not modified endowment contracts, making an additional payment may cause them to become modified endowment contracts. (See "Tax Considerations" on page 33.) Merrill Lynch Life will return that portion of any additional payment beyond that necessary to extend the guarantee period to the younger insured's attained age 100. Merrill Lynch Life will also return that portion of any additional payment that would cause the Contract to fail to qualify as life insurance under federal tax law as interpreted by Merrill Lynch Life.

Contract owners may specify an additional payment amount on the application to be paid on an annual, semi-annual, quarterly, or monthly (for payments from a CMA account only) basis. For additional payments not being withdrawn from a CMA account, Merrill Lynch Life will send the contract owner reminder notices. If a contract owner has the CMA Insurance Service, such additional payments may be withdrawn automatically from his or her CMA account and transferred to his or her Contract. The withdrawals will continue under the selected plan until Merrill Lynch Life is notified otherwise.

EFFECT OF ADDITIONAL PAYMENTS

Generally, any additional payments will be accepted the day they are received at the Service Center. However, if acceptance of any portion of the payment would cause a Contract which is not a modified endowment contract to become a modified endowment contract, to the extent feasible, Merrill Lynch Life will not accept that portion of the payment unless the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. Merrill Lynch Life may return that portion of the payment pending receipt of instructions from the contract owner.

On the date Merrill Lynch Life receives and accepts an additional payment, Merrill Lynch Life will:

     - increase the Contract's investment base by the amount of the payment less contract loading applicable to the payment;

     - reflect the additional payment in the calculation of the variable insurance amount (see "Variable Insurance Amount" on page 25); and

     - increase the fixed base by the amount of the payment less contract loading applicable to the payment (see "The Contract's Fixed Base" on page 21).

As of the processing date on or next following receipt and acceptance of an additional payment, Merrill Lynch Life will increase the guarantee period if the guarantee period prior to receipt and acceptance of an additional payment does not extend beyond the younger insured's attained age 100.

Merrill Lynch Life will determine the increase in the guarantee period by taking the immediate increase in the cash value resulting from the additional payment and adding to that interest at the annual rate of 4.5% for the period from the date Merrill Lynch Life receives and accepts the payment to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is added to the fixed base and the resulting new fixed base is used to calculate a new guarantee period. For a discussion of the effect of additional payments on a Contract's guarantee period, see "Additional Payments" in the Examples on page 48.

If any excess sales load has been applied to keep the Contract in force, any additional payment, less contract loading will first be applied to recover such excess sales load (see "Excess Sales Load" on page 19). Next, unless specified otherwise, if there is any debt, any payment made will be applied as a loan repayment, with any excess applied as an additional payment. (See "Loans" on page 22.)

INVESTMENT BASE

A Contract's investment base is the amount available for investment at any time. It is the sum of the amounts invested in each of the investment divisions. On the contract date, the investment base equals the initial payment less contract loading and charges for cost of insurance and rider costs. Merrill Lynch Life adjusts the investment base daily to reflect the investment performance of the investment divisions the contract owner has selected. (See "Net Rate of Return for an Investment Division" on page 38.) The investment performance reflects the deduction of Separate Account charges. (See "Charges to the Separate Account" on page 19.)

Partial withdrawals, loans and deductions for cost of insurance, rider costs and net loan cost decrease the investment base. (See "Charges Deducted from the Investment Base" on page 18, "Partial Withdrawals" on page 23 and "Loans" on page 22.) Loan repayments and additional payments increase it. Contract owners may elect from which investment divisions loans and partial withdrawals are taken and to which investment divisions repayments and additional payments are added. If an election is not made, Merrill Lynch Life will allocate increases and decreases proportionately to the contract owner's investment base as then allocated in the investment divisions.

Initial Investment Allocation and Preallocation. Through the first 14 days following the in force date, the initial payment less contract loading will remain in the division investing in the Money Reserve Portfolio. Thereafter, the investment base will be reallocated to the investment divisions selected by the contract owner on the application, if different. The contract owner may select up to five of the 37 investment divisions in the Separate Account.

Changing the Allocation. After the first 14 days following the in force date, a contract owner's investment base may be invested in up to five investment divisions at any one time. Currently, investment allocations may be changed as often as desired. Merrill Lynch Life reserves the right to charge up to $25 for each change in excess of six each year. In order to change their investment base allocation, contract owners must call or write to the Service Center. (See "Some Administrative Procedures" on page 29.)

Zero Trust Allocations. Merrill Lynch Life will notify contract owners 30 days before a Zero Trust in which they have invested matures. Contract owners must notify Merrill Lynch Life by calling or writing at least seven days before the maturity date how to reinvest their funds in the division investing in that Zero Trust. If Merrill Lynch Life is not notified, it will move the contract owner's investment base in that division to the investment division investing in the Money Reserve Portfolio.

Units of a specific Zero Trust may no longer be available when a request for allocation is received. Should this occur, Merrill Lynch Life will attempt to notify the contract owner immediately so that the request can be changed.

Allocation to the Division Investing in the Natural Resources
Portfolio. Merrill Lynch Life and the Separate Account reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES DEDUCTED FROM THE INVESTMENT BASE

Merrill Lynch Life deducts the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the contract loading may not fully cover all of the sales and distribution expenses actually incurred by Merrill Lynch Life, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.

The charges described below are deducted pro-rata from the investment base on processing dates.

Cost of Insurance. Merrill Lynch Life deducts the cost of insurance from the investment base on the contract date and on each processing date thereafter prior to the younger insured's attained age 100. This charge compensates Merrill Lynch Life for the cost of providing life insurance coverage for the insureds. It is based on the underwriting class, sex (except where unisex rates are required by state law) and attained age of each insured and the Contract's net amount at risk.

To determine the cost of insurance, Merrill Lynch Life multiplies the current cost of insurance rate by the Contract's net amount at risk. The net amount at risk is the difference, as of a processing date, between the death benefit (adjusted for interest at an annual rate of 4.5%) and the cash value, but before the deduction for cost of insurance. (See "More About the Contract -- Other Contract Provisions -- State Variations" on page 31 for information about certain variations in determining the cost of insurance that may apply to the Contract.)

Current cost of insurance rates may be equal to or less than the guaranteed cost of insurance rates depending on the underwriting class, sex (except where unisex rates are required by state law) and attained age of each insured. Current cost of insurance rates are lower for insureds in a preferred non-smoker underwriting class than for insureds of the same age in a non-smoker underwriting class and are lower for insureds in a non-smoker underwriting class than for insureds of the same age and sex in a standard underwriting class.

Merrill Lynch Life guarantees that the current cost of insurance rates will never exceed the maximum guaranteed rates shown in the Contract. The maximum guaranteed rates for Contracts (other than those issued on a substandard basis) do not exceed the rates based on the 1980 Commissioners Standard Ordinary Mortality Table (CSO Table). Merrill Lynch Life may use rates that are equal to or less than these rates, but never greater. The maximum rates for Contracts issued on a substandard basis are based on a multiple of the

1980 CSO Table. Any change in the cost of insurance rates will apply to all joint insureds of the same age, sex, and underwriting class whose Contracts have been in force for the same length of time.

Net Loan Cost.  The net loan cost is explained under "Loans" on page 22.

Rider Charges. Rider charges are deducted on the contract date and on each processing date thereafter. These charges are explained under "Additional Insurance Rider" on page 15.

CONTRACT LOADING

Chargeable to each payment is an amount called the contract loading. The contract loading equals 50% of each payment made until cumulative payments have been made in an amount equal to two base premiums, and 5% of each payment thereafter. This charge consists of a sales load, a charge for federal taxes and a state and local premium tax charge.

The sales load, equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter, compensates Merrill Lynch Life for sales expenses and the costs for underwriting and issuing the Contract. The sales load may be reduced in certain group or sponsored arrangements as described on page 32.

The charge for federal taxes is equal to 1.25% of each payment.

The state and local premium tax charge is equal to 2.5% of each payment.

Excess Sales Load. Excess sales load is equal to any sales load deducted from the first two base premiums in excess of 30% of premiums paid up to an amount equal to the first base premium, and then 10% of the premiums paid up to an amount equal to the second base premium. It is calculated and applied in the following situations only during the first 24 months after the Contract is issued:

     - It is refunded if the Contract is surrendered or lapses during the first 24 months after issue except to the extent that it has been previously applied to keep the Contract in force.

     - It is added to the cash value so as to keep the Contract in force if debt exceeds the larger of (i) cash value plus any excess sales load not previously applied to keep the Contract in force and (ii) the fixed base during the first 24 months after issue.

     - It is added to the cash value in determining the variable insurance amount during the first 24 months after issue.

In the event that certain Contract changes resulting in a reduction in face amount occur prior to the end of the first two policy years, Merrill Lynch Life may adjust the amount of excess sales load under a Contract if and to the extent deemed necessary to comply with the Investment Company Act of 1940.

CHARGES TO THE SEPARATE ACCOUNT

Each day Merrill Lynch Life deducts an asset charge from each division of the Separate Account. The total amount of this charge is computed at .90% annually at the beginning of the year. Of this amount, .75% is for

     - the risk assumed by Merrill Lynch Life that insureds as a group will live for a shorter time than actuarial tables predict. As a result, Merrill Lynch Life would be paying more in death benefits than planned; and

     - the risk assumed by Merrill Lynch Life that it will cost more to issue and administer the Contracts than expected.

The remaining amount, .15%, is for

     - the risk assumed by Merrill Lynch Life with respect to potentially unfavorable investment results. This risk is that the Contract's cash value cannot cover the charges due during the guarantee period.

If the asset charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, Merrill Lynch Life will bear the loss. If the charge exceeds the actual expenses, the excess will be added to

Merrill Lynch Life's profit and may be used to finance distribution expenses. The total asset charge may not be increased.

Charges to Divisions Investing in the Zero Trusts. Merrill Lynch Life assesses a daily trust charge against the assets of each division investing in the Zero Trusts. This charge reimburses Merrill Lynch Life for the transaction charge paid to MLPF&S when units are sold to the Separate Account.

The trust charge is currently equivalent to .34% annually at the beginning of the year. It may be increased, but will not exceed .50% annually at the beginning of the year. The charge is based on cost (taking into account loss of interest) with no expected profit.

Tax Charges. Merrill Lynch Life has the right under the Contract to impose a charge against Separate Account assets for any taxes imposed on the Separate Account's investment earnings. (See "Merrill Lynch Life's Income Taxes" on page 37.)

CHARGES TO FUND ASSETS

Charges to Series Fund Assets. The Series Fund incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of:

     - .50% of the first $250 million of the aggregate average daily net assets of the Series Fund;

     - .45% of the next $50 million of such assets;

     - .40% of the next $100 million of such assets;

     - .35% of the next $400 million of such assets; and

     - .30% of such assets over $800 million.

One or more of the insurance companies investing in the Series Fund has agreed to reimburse the Series Fund so that the ordinary expenses of each portfolio (which include the monthly advisory fee) do not exceed .50% of the portfolio's average daily net assets. These companies have also agreed to reimburse MLAM for any amounts it pays under the investment advisory agreement, as described below. These reimbursement obligations will remain in effect so long as the advisory agreement remains in effect and cannot be amended or terminated without Series Fund approval.

Charges to Variable Series Funds Assets. The Variable Series Funds incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of .60% of the average daily net assets of the Basic Value Focus Fund, Global Bond Focus Fund and Global Utility Focus Fund. This fee equals an annual rate of .30%, .75%, 1.00%, and .75% of the average daily net assets of the Index 500 Fund, the International Equity Focus Fund, the Developing Capital Markets Focus Fund and the Special Value Focus Fund, respectively.

MLAM and Merrill Lynch Life Agency, Inc. have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each fund in a given year to 1.25% of its average daily net assets. These reimbursement agreements provide that any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the fund by MLAM which, in turn, will be reimbursed by Merrill Lynch Life Agency, Inc.

Charges to AIM V.I. Funds Assets. The AIM V.I. Funds incurs operating expenses and pays a monthly advisory fee to AIM, which serves as the investment adviser to each fund of the AIM V.I. Funds. As the investment adviser, AIM receives from the AIM V.I. Capital Appreciation Fund and the AIM V.I. Value Fund an advisory fee at an annual rate of .65% of the first $250 million of each fund's average daily net assets and .60% of each fund's average daily net assets in excess of $250 million.

Effective May 1, 1998, the AIM V.I. Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently the fee only applies to the average net asset value of each fund in excess of the net asset value of each fund as calculated on April 30, 1998.

Charges to Alliance Fund Assets. The Alliance Fund incurs operating expenses and pays a monthly advisory fee to Alliance, which serves as the investment adviser to each fund of the Alliance Fund. As the investment adviser, Alliance receives from the Alliance Premier Growth Portfolio an advisory fee at an annual rate of 1.00% of the fund's average daily net assets.

Charges to MFS Trust Assets. The MFS Trust incurs operating expenses and pays a monthly advisory fee to MFS, which serves as the investment adviser to each of the funds of MFS Trust. As the investment adviser, MFS receives from the MFS Emerging Growth Series and MFS Research Series an advisory fee, computed and paid monthly, at an annual rate of .75% of the average daily net assets of the respective fund.

GUARANTEE PERIOD

Merrill Lynch Life guarantees that the Contract will stay in force for the guarantee period unless the debt exceeds certain contract values. (See "Loans" on page 22.) Additional payments will extend the guarantee period until such time as it extends to the younger insured's attained age 100. The guarantee period will be affected by partial withdrawals, by changes in death benefit options, by reductions of face amount and by increases and decreases in the face amount of the additional insurance rider. A reserve is held in Merrill Lynch Life's general account to support this guarantee. The guarantee period never extends beyond the younger insured's attained age 100.

When the Guarantee Period Does Not Extend to the Younger Insured's Attained Age
100. After the end of the guarantee period, Merrill Lynch Life may cancel the Contract if the cash value plus certain excess sales load on a processing date is insufficient to cover charges due on that date. (See "Charges Deducted from the Investment Base" on page 18 and "Contract Loading -- Excess Sales Load" on page 19.)

Merrill Lynch Life will notify the contract owner at the owner's last known address before cancelling the Contract. The contract owner will then have 61 days to pay an amount which, after deducting contract loading, equals at least three times the charges that were due (and not deducted) on the processing date when the cash value was determined to be insufficient, plus any excess sales load previously applied to keep the Contract in force. If this amount is paid, Merrill Lynch Life will deduct the charges due on the processing date and apply the balance to the investment base. Merrill Lynch Life will cancel the Contract at the end of this grace period if payment has not yet been received. At that time, Merrill Lynch Life will deduct any charges for cost of insurance and rider costs applicable to the grace period and refund any unearned charges for cost of insurance, rider costs and any excess sales load not previously applied to keep the Contract in force.

Subject to state regulation, if Merrill Lynch Life cancels a Contract, it may be reinstated prior to the younger insured's attained age 100 and while both insureds are still living if:

     - the reinstatement is requested within three years after the end of the grace period;

     - Merrill Lynch Life receives satisfactory evidence of the insureds' insurability; and

     - the reinstatement payment is made. The reinstatement payment is the minimum payment for which Merrill Lynch Life would then issue a Contract for the minimum guarantee period with the same face amount as the original Contract, based on the insureds' attained ages and underwriting classes as of the effective date of the reinstated Contract.

A reinstated Contract will be effective on the processing date on or next following the date the reinstatement application is approved.

The Contract's Fixed Base. On the contract date, the fixed base equals the cash value. From then on, the fixed base is calculated in the same manner as the cash value except that the calculation substitutes 4.5% for the net rate of return, the guaranteed maximum cost of insurance rates and guaranteed maximum rider costs are substituted for the current rates and it is calculated as though there had been no loans or repayments. The fixed base is equivalent to the cash value for a comparable fixed benefit contract with the same face amount and guarantee period. After the end of the guarantee period the fixed base is zero. The fixed base is used to limit Merrill Lynch Life's right to cancel the Contract during the guarantee period. (See "More About the Contract -- Other Contract Provisions -- State Variations" on page 31 for information about certain variations in determining the fixed base that may apply to the Contract.)

Automatic Adjustment. On any contract anniversary, if the cash value is greater than the fixed base necessary to cause the guarantee period to extend until the younger insured's attained age 100, the guarantee period will be extended to the younger insured's attained age 100.

CASH VALUE

A Contract's cash value fluctuates daily with the investment results of the investment divisions selected. Merrill Lynch Life does not guarantee any minimum cash value. The cash value on any date equals the total investment base plus debt plus unearned charges for cost of insurance and rider costs less any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year).

Cancelling the Contract. A contract owner may cancel the Contract at any time while either insured is living. The request must be in writing in a form satisfactory to Merrill Lynch Life. All rights to death benefits will end on the date the written request is sent to Merrill Lynch Life.

The contract owner will then receive the net cash surrender value. The contract owner may elect to receive this amount either in a single payment or under one or more income plans described on page 32. The net cash surrender value will be determined as of the date of receipt of the written request at the Service Center.

If the Contract is cancelled during the first 24 months after the issue date of the Contract, excess sales load as described under "Excess Sales Load" on page 19, will be refunded except to the extent previously applied to keep the Contract in force. (See "Contract Loading -- Excess Sales Load" on page 19.)

LOANS

At any time after the "free look" period and prior to the younger insured's attained age 100, contract owners may use the Contract as collateral to borrow funds from Merrill Lynch Life. The minimum loan is $1,000. Preferred loans are available beginning on the later of the tenth contract anniversary or the younger insured's attained age 55. See "Net Loan Cost" on page 23. Contract owners may repay all or part of the loan at any time during either insured's lifetime. Each repayment must be for at least $1,000 or the amount of the debt, if less. Certain states won't permit establishing a minimum amount that can be borrowed or repaid. If any excess sales load was previously applied to keep the Contract in force, any loan repayment will first be applied to repay such excess sales load.

When a loan is taken, Merrill Lynch Life transfers a portion of the contract owner's investment base equal to the amount borrowed out of the investment divisions and holds it as collateral in its general account. When a loan repayment is made, Merrill Lynch Life transfers an amount equal to the repayment from the general account to the investment divisions. The contract owner may select from which divisions borrowed amounts should be taken and which divisions should receive repayments (including interest payments). Otherwise, Merrill Lynch Life will take the borrowed amounts proportionately from and make repayments proportionately to the contract owner's investment base as then allocated in the investment divisions.

If a contract owner has the CMA Insurance Service, loans may be transferred to and loan repayments transferred from his or her CMA account.

For a discussion of the tax consequences associated with a loan, see "Tax Considerations" on page 33.

Effect on Death Benefit and Cash Value. Whether or not a loan is repaid, taking a loan will have a permanent effect on a Contract's cash value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash value may be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash value will be lower, as may be the death benefit. In that case, the lower cash value may cause the Contract to lapse sooner than if no loan had been taken.

Loan Value. The total loan value of a Contract equals 90% of its cash value. Once available, the preferred loan value is calculated on each contract anniversary. The preferred loan value for the contract year is equal to 12% of the cash value less existing debt on the contract anniversary. This amount is available each contract year, and is applied (i) first, to convert any existing debt to preferred loan status; and (ii) then, is available for new loans. The sum of all outstanding loan amounts plus accrued interest is called debt. The maximum amount that can be borrowed at any time is the difference between the total loan value and the debt.

Interest. While a loan is outstanding, Merrill Lynch Life may charge interest at a maximum rate of 6% annually, subject to state regulation. Currently Merrill Lynch Life charges interest of 5.25% annually. Interest accrues each day and payments are due at the end of each contract year. If the interest isn't paid when due, it is added to the outstanding loan amount. Interest paid on a loan generally is not tax deductible.

The amount held in Merrill Lynch Life's general account as collateral for a loan earns interest at a minimum of 4% annually. Currently the preferred loan collateral amount earns interest at an annual rate of 5.25%. The loan collateral amount in excess of the preferred loan collateral amount earns interest at an annual rate of 4.50%.

Merrill Lynch Life may change the interest rates currently charged on loans and the rates of interest earned on the loan collateral amounts. Any such changes will be effective on the contract anniversary following the date such rates are declared.

(See "More About the Contract -- Other Contract Provisions -- State Variations" on page 31 or information about certain variations in loan interest charged, and interest credited to collateral amounts, that may apply to the Contract.)

Net Loan Cost. Whether or not loan interest is paid when due, on the contract anniversary, Merrill Lynch Life reduces the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account). Since the interest charged on preferred loans is 5.25% and the preferred loan collateral amount earns interest at an annual rate of 5.25%, the current net loan cost on preferred loan amounts is zero. Since the interest charged on loans in excess of the preferred loan amount is 5.25%, and the loan collateral amount in excess of the preferred loan collateral amount earns interest at an annual rate of 4.50%, the current net loan cost on such loans is .75%. The net loan cost is taken into account in determining the net cash surrender value of the Contract if the date of surrender is not a contract anniversary.

Cancellation Due to Excess Debt. If on a processing date the debt exceeds the larger of (i) cash value plus certain excess sales load and less charges due on that date and (ii) the fixed base (if any), Merrill Lynch Life will cancel the Contract 61 days after a notice of intent to terminate the Contract is mailed to the contract owner unless Merrill Lynch Life has received at least the minimum repayment amount specified in the notice. During the first 24 months after the Contract is issued, Merrill Lynch Life will add excess sales load to the cash value as necessary to keep the Contract in force if debt exceeds the larger of the cash value less charges due and the fixed base. (See "Contract Loading - Excess Sales Load" on page 19.) Upon termination, Merrill Lynch Life will deduct any charges for cost of insurance and rider costs that may be applicable to the 61-day period and refund any unearned charges for cost of insurance, rider costs and any excess sales load not previously applied to keep the Contract in force. If the Contract lapses with a loan outstanding, adverse tax consequences may result. (See "Tax Considerations -- Tax Treatment of Loans and Other Distributions" on page 34.)

PARTIAL WITHDRAWALS

Beginning in the second contract year and prior to the younger insured's attained age 100, and subject to state regulation, a contract owner may make partial withdrawals by submitting a request in a form satisfactory to

Merrill Lynch Life. The effective date of the withdrawal is the date a withdrawal request is received at the Service Center. Contract owners will receive the withdrawal amount in a single payment.

Contract owners may make one partial withdrawal each contract year. The minimum amount for each partial withdrawal is $1,000. Following a partial withdrawal, the remaining cash value less debt must equal or exceed $5,000 and the remaining face amount must be at least $250,000. The amount of any partial withdrawal may not exceed the total loan value as of the effective date of the partial withdrawal less any debt. A partial withdrawal may not be repaid. A partial withdrawal will not be permitted if after the withdrawal the guarantee period would extend beyond the younger insured's attained age 100.

Effect on Investment Base, Fixed Base, Cash Value and Death Benefit. As of the effective date of the withdrawal, the investment base, fixed base, cash value and, if the contract owner has elected death benefit option 1, the face amount of the Contract will each be reduced by the amount of the partial withdrawal. Merrill Lynch Life allocates this reduction proportionately to the investment base in each of the contract owner's investment divisions unless notified otherwise. The variable insurance amount will also reflect the partial withdrawal as of the effective date.

Effect on Guarantee Period. As of the processing date on or next following the effective date of a partial withdrawal, Merrill Lynch Life calculates a new guarantee period. This is done by taking the immediate decrease in cash value resulting from the partial withdrawal and adding to that amount interest at an annual rate of 4.5% for the period from the date of withdrawal to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is subtracted from the fixed base and the resulting new fixed base is used to calculate a new guarantee period. For a discussion of the effect of partial withdrawals on a Contract's guarantee period, see "Partial Withdrawals" in the Examples on page 49.

A partial withdrawal will not be permitted if after the withdrawal, the Contract would not qualify as life insurance under federal tax law. A partial withdrawal may cause a Contract which is not a modified endowment contract to become a modified endowment contract. In such a case, Merrill Lynch Life will not process the partial withdrawal until the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. For a discussion of the tax issues associated with a partial withdrawal, see "Tax Considerations" on page 33.

DEATH BENEFIT PROCEEDS

Merrill Lynch Life will pay the death benefit proceeds to the beneficiary upon receipt of all information needed to process the payment, including due proof of the death of the last surviving insured. Proof of death for both insureds must be received. There is no death benefit payable at the first death. When Merrill Lynch Life is first provided reliable notification of the last surviving insured's death by a representative of the owner or the insured, investment base may be transferred to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

If one of the insureds should die within two years from the Contract's issue date, within two years from the effective date of any requested change in the death benefit option requiring evidence of insurability, or within two years of an increase in the additional insurance rider face amount, due proof of the insured's death should be sent promptly to the Service Center since Merrill Lynch Life may pay only a limited benefit or contest the Contract. (See "Incontestability" on page 30 and "Payment in Case of Suicide" on page 31.)

Death Benefit Proceeds. The death benefit payable depends on the death benefit option in effect on the date of death.

     - Under option 1, the death benefit is equal to the larger of the face amount or the variable insurance amount.

     - Under option 2, the death benefit is equal to the larger of the face amount plus the cash value or the variable insurance amount.

Contract owners who wish to have investment experience reflected in insurance coverage should choose option 2. Contract owners who wish to have insurance coverage that generally does not vary in amount should choose option 1.

The death benefit will never be less than the amount required to keep the Contract qualified as life insurance under federal income tax laws.

To determine the death benefit proceeds, Merrill Lynch Life will subtract from the death benefit any debt and add to the death benefit any rider benefits payable.

The values used in calculating the death benefit proceeds are as of the date of death. If the last surviving insured dies during the grace period, the death benefit proceeds equal the death benefit proceeds in effect immediately prior to the grace period reduced by any overdue charges. (See "When the Guarantee Period Does Not Extend to the Younger Insured's Attained Age 100" on page 21.)

If the last surviving insured dies at or after the younger insured's attained age 100, we will instead pay the beneficiary the post-100 death benefit proceeds (see "Post-100 Death Benefit Proceeds" on page 26).

Variable Insurance Amount. Merrill Lynch Life determines the variable insurance amount daily by:

     - calculating the cash value (plus excess sales load during the first 24 months after the Contract is issued); and

     - multiplying it by the cash value corridor factor (explained below) for the younger insured at his or her attained age.

The variable insurance amount will never be less than required by federal tax law.

Cash Value Corridor Factor. The cash value corridor factor is used to determine the amount of death benefit purchased by $1.00 of cash value. It is based on the attained age of the younger insured on the date of calculation. It decreases daily as the younger insured's age increases. As a result, the variable insurance amount as a multiple of the cash value will decrease over time. A table of cash value corridor factors as of each anniversary is included in the Contract.

               Table of Illustrative Cash Value Corridor Factors
                                on Anniversaries

  ATTAINED
    AGE                         FACTOR
  --------                      ------
40 and under                     250%
     45                          215%
     55                          150%
     65                          120%
   75-90                         105%
95 and over                      100%

Changing the Death Benefit Option. On each contract anniversary beginning with the first and provided that neither insured has attained age 86, the contract owner may change the death benefit option. The effective date of the change will be the contract anniversary next following approval of the change. Merrill Lynch Life will change the face amount in order to keep the death benefit constant on the effective date of the change. Therefore, if the change is from option 1 to option 2, the face amount of the Contract will be decreased by the cash value on the date of the change. A change in the death benefit option will not be permitted if it would result in a face amount of less than $250,000 or if the resulting guarantee period would extend beyond the younger insured's attained age 100. If the change is from option 2 to option 1, the face amount of the Contract will be increased by the cash value on the date of the change. For a discussion of the effect of a change in the death benefit option on a Contract, see "Changing the Death Benefit Option" in the Examples on page 50.

If the contract owner requests a change in the death benefit option from option 1 to option 2, evidence of insurability in a form satisfactory to Merrill Lynch Life that the insureds are insurable may be required. In no event will a change be permitted if, after the change, the Contract would not qualify as life insurance under federal tax laws as interpreted by Merrill Lynch Life.

As of the effective date of a change in the death benefit option which results in a change in the face amount, Merrill Lynch Life calculates a new guarantee period using the new face amount (plus the additional insurance rider face amount) and the fixed base on that date.

A change in the death benefit option may cause a Contract which is not a modified endowment contract to become a modified endowment contract. In such a case, Merrill Lynch Life will not process the change until the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. For a discussion of the tax issues associated with a change in the death benefit option, see "Tax Considerations" on page 33.

Reducing the Face Amount. Beginning in contract year four and after two base premiums have been paid, and provided that neither insured has attained age 86, the contract owner may elect to reduce the face amount once each contract year. The effective date of the change will be the contract anniversary next following approval of the change. The minimum amount for each face amount reduction is $100,000. A reduction in face amount will not be permitted if it would result in a face amount of less than $250,000 or if the resulting guarantee period would extend beyond the younger insured's attained age 100.

Merrill Lynch Life will not effect a requested face amount reduction to the extent that, after the reduction, the Contract would not qualify as life insurance under federal tax laws as interpreted by Merrill Lynch Life.

As of the effective date of a reduction in face amount, Merrill Lynch Life calculates a new guarantee period using the new face amount (plus the additional insurance rider face amount) and the fixed base on that date.

A reduction in face amount may cause a Contract which is not a modified endowment contract to become a modified endowment contract. In such a case, Merrill Lynch Life will not process the reduction until the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. For a discussion of the tax issues associated with a reduction in face amount, see "Tax Considerations" on page 33.

Post-100 Death Benefit Proceeds. The death benefit proceeds at and after the younger insured's attained age 100 depend upon the death benefit option in effect on the date of death.

If option 1 is in effect, the post-100 death benefit is calculated based on the cash value and the adjusted face amount where:

     - the adjusted face amount equals the lesser of:

      (1) the face amount at the younger insured's attained age 100, and

      (2) the cash value as of the date of death plus the net amount at risk at the younger insured's attained age 100.

     - the net amount at risk at the younger insured's attained age 100 equals the face amount at the younger insured's attained age 100 less the cash value at that time.

     - the death benefit equals the greater of:

      (1) the cash value as of the date of death, and,

      (2) the adjusted face amount.

If option 2 is in effect, the post-100 death benefit is equal to the face amount at the younger insured's attained age 100 plus the cash value as of the date of death.

To determine the post-100 death benefit proceeds under either option, Merrill Lynch Life will subtract from the death benefit any debt.

Benefits at the Younger Insured's Attained Age 100. At the younger insured's attained age 100, the guarantee period, if any, ends. Cash value will continue to increase or decrease depending on the investment experience of the investment divisions to which the Contract's investment base is allocated. Upon the death of the last surviving insured, Merrill Lynch Life will pay the beneficiary the post-100 death benefit proceeds.

At and after the younger insured's attained age 100, cost of insurance charges will no longer be deducted. Loan repayments will be accepted. Net loan cost will continue to be deducted and loan interest charges will continue to accrue. Additional payments, partial withdrawals and additional loans will not be permitted. Any additional insurance rider coverage terminates.

The tax treatment of the post-100 benefits is unclear. A contract owner should consult a tax advisor about the tax consequences associated with such benefits.

PAYMENT OF DEATH BENEFIT PROCEEDS

Merrill Lynch Life will generally pay the death benefit proceeds to the beneficiary within seven days after all the information needed to process the payment is received at its Service Center. Merrill Lynch Life will add interest from the date of the last surviving insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described on page 32.

Payment may be delayed if the Contract is being contested or under the circumstances described in "Using the Contract" on page 28 and "Other Contract Provisions" on page 30. If a delay is necessary and death of the last surviving insured occurs prior to the end of the guarantee period, Merrill Lynch Life may delay payment of any excess of the death benefit over the face amount. After the guarantee period has expired, Merrill Lynch Life may delay payment of the entire death benefit.

ACCELERATED BENEFIT RIDER

In the future, Merrill Lynch Life may offer an Accelerated Benefit Rider (an "ABR") that would be added to the Contract at the time the Contract is issued. If an ABR is offered, it is expected to permit the contract owner to receive, upon request and subject to approval by Merrill Lynch Life, accelerated payment of part of the Contract's death benefit, adjusted to reflect current value, if the last surviving insured develops a non-correctable illness or physical condition which with reasonable medical certainty is expected to result in his or her death within 12 months, subject to certain conditions. Certain administrative charges may be imposed in connection with payments under an ABR.

Pursuant to the recently enacted Health Insurance Portability and Accountability Act of 1996 ("HIPAA"), Merrill Lynch Life believes that, for federal income tax purposes, accelerated benefit payments should be fully excludable from the gross income of the beneficiary, as long as the beneficiary is the insured under the Contract. However, a contact owner should consult a tax advisor before adding the ABR or requesting an accelerated benefit payment under the ABR.

RIGHTS TO CANCEL OR CONVERT

"Free Look" Period. A contract owner may cancel his or her Contract during the "free look" period by returning it for a refund. Generally, the "free look" period ends the later of ten days after the Contract is received, 45 days after the contract owner completes the application or ten days after Merrill Lynch Life mails or personally delivers to the contract owner the Notice of Withdrawal Right. To cancel the Contract during the "free look" period, the contract owner must mail or deliver the Contract to Merrill Lynch Life's Service Center or to the registered representative who sold it. Merrill Lynch Life will refund the payment made without interest. If cancelled, Merrill Lynch Life may require the contract owner to wait six months before applying again.

Converting the Contract. A contract owner may convert the Contract for a joint and last survivor contract with benefits that do not vary with the investment results of a separate account. Once a contract owner exercises this right, the investment base and additional payments may not be allocated to the Separate Account. A request to convert must be made in writing within 24 months after the issue date of the Contract provided one of the insured's is living. The conversion will not require evidence of insurability.

The conversion will be accomplished by adding an endorsement to the Contract and transferring, without charge, the investment base in the Separate Account to the guaranteed interest division ("GID"). Assets in the guaranteed interest division are held in Merrill Lynch Life's general account. The investment base at the time of conversion and any additional payments will remain in the guaranteed interest division and be credited with interest at a rate declared by Merrill Lynch Life. A declared interest rate for any amount allocated to the guaranteed interest division will be in effect for at least one year. After conversion, the Contract will not be subject to charges to the Separate Account. For a discussion of the tax consequences of converting the Contract, see "Tax Considerations" on page 33.

REPORTS TO CONTRACT OWNERS

After the end of each processing period, contract owners will be sent a statement of the allocation of their investment base, death benefit, cash value, any debt and, if there has been a change, the face amount, the guarantee period and the additional insurance rider face amount. All figures will be as of the end of the immediately preceding processing period. The statement will show the amounts deducted from or added to the investment base during the processing period. The statement will also include any other information that may be currently required by a contract owner's state.

Contract owners will receive confirmation of all financial transactions. Such confirmations will show the price per unit of each of the contract owner's investment divisions, the number of units a contract owner has in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division" on page 38.) The sum of the values in each investment division is a contract owner's investment base.

Contract owners will also be sent an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

CMA Account Reporting. Contract owners who have the CMA Insurance Service will have certain Contract information included as part of their regular monthly CMA account statement. It will list the investment base allocation, death benefit, cash value, debt and any CMA account activity affecting the Contract during the month.

                            MORE ABOUT THE CONTRACT

USING THE CONTRACT

Ownership. The contract owner is usually one of the insureds, unless another owner has been named in the application. The contract owner has all rights and options described in the Contract.

The contract owner may want to name a contingent owner. If the contract owner dies before the last surviving insured, the contingent owner will own the contract owner's interest in the Contract and have all of the contract owner's rights. If the contract owner doesn't name a contingent owner, the contract owner's estate will own the contract owner's interest in the Contract upon the owner's death.

If there is more than one contract owner, Merrill Lynch Life will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the Contract's investment base by telephone if the owner provides the personal identification number as well as the Contract number. One contract owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which contract owners are entitled under the Contract.

Changing the Owner. During either insured's lifetime, with the consent of any irrevocable beneficiary, the contract owner has the right to transfer ownership of the Contract. The new owner will have all rights and options described in the Contract. The change will be effective as of the day the notice is signed, but will not affect any payment made or action taken by Merrill Lynch Life before receipt of the notice of the change at the Service Center. Changing the owner may have tax consequences. (See "Tax Considerations" on page 33.)

Assigning the Contract as Collateral. Contract owners may assign the Contract as collateral security for a loan or other obligation. This does not change the ownership. However, the contract owner's rights and any beneficiary's rights are subject to the terms of the assignment. Contract owners must give satisfactory written notice at the Service Center in order to make or release an assignment. Merrill Lynch Life is not responsible for the validity of any assignment.

For a discussion of the tax issues associated with a collateral assignment, see "Tax Considerations" on page 33.

Naming Beneficiaries. Merrill Lynch Life will pay the primary beneficiary the death benefit proceeds of the Contract on the last surviving insured's death. If the primary beneficiary has died, Merrill Lynch Life will pay the contingent beneficiary. If no contingent beneficiary is living, Merrill Lynch Life will pay the estate of the last surviving insured.

A contract owner may name more than one person as primary or contingent beneficiaries. Merrill Lynch Life will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides otherwise.

A contract owner has the right to change beneficiaries during either insured's lifetime, unless the primary beneficiary designation has been made irrevocable. If the designation is irrevocable, the primary beneficiary must consent when certain rights and options are exercised under this Contract. If the beneficiary is changed, the change will take effect as of the day the notice is signed, but will not affect any payment made or action taken by Merrill Lynch Life before receipt of the notice of the change at the Service Center.

How Merrill Lynch Life Makes Payments. Merrill Lynch Life generally pays death benefit proceeds, partial withdrawals, loans and net cash surrender value on cancellation from the Separate Account within seven days after the Service Center receives all the information needed to process the payment.

However, it may delay payment from the Separate Account if it isn't practical for Merrill Lynch Life to value or dispose of Trust units, Series Fund shares or Variable Series Funds shares because:

     - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or

     - trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; or

     - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets; or

     - the Securities and Exchange Commission by order so permits for the protection of contract owners.

SOME ADMINISTRATIVE PROCEDURES

Described below are certain administrative procedures. Merrill Lynch Life reserves the right to modify them or to eliminate them. For administrative and tax purposes, Merrill Lynch Life may from time to time require that specific forms be completed in order to accomplish certain transactions, including surrenders.

Personal Identification Number. Merrill Lynch Life will send each contract owner a four-digit personal identification number ("PIN") shortly after the Contract is placed in force and before the end of the "free look" period. This number must be given when the contract owner calls the Service Center to get information about the Contract, to make a loan (if an authorization is on file), or to make other requests. Each PIN will be accompanied by a notice reminding the contract owner that all of the investment base is in the division investing in the Money Reserve Portfolio and will be reallocated to the investment divisions selected at the time of application. The notice sent to contract owners who did not choose to preallocate investment base will indicate that the allocation to the Money Reserve Portfolio may be changed by calling or writing to the Service Center. (See "Changing the Allocation" on page 18.)

Reallocating the Investment Base. Contract owners can reallocate their investment base either in writing in a form satisfactory to Merrill Lynch Life or by telephone. If the reallocation is requested by telephone, contract owners must give their personal identification number as well as their Contract number. Merrill Lynch Life will give a confirmation number over the telephone and then follow up in writing.

Requesting a Loan. A loan may be requested in writing in a form satisfactory to Merrill Lynch Life or, if all required authorization forms are on file, by telephone. Once the authorization has been received at the Service Center, contract owners can call the Service Center, give their Contract number, name and personal identification number, and tell Merrill Lynch Life the loan amount and from which divisions the loan should be transferred.

Upon request, Merrill Lynch Life will wire the funds to the contract owner's account at the financial institution named on the contract owner's authorization. Merrill Lynch Life will generally wire the funds within two working days of receipt of the request. If the contract owner has the CMA Insurance Service, funds may be transferred directly to that CMA account.

Requesting Partial Withdrawals. Beginning in the second contract year, partial withdrawals may be requested in writing in a form satisfactory to Merrill Lynch Life. A contract owner may request a partial withdrawal by telephone if all required telephone authorization forms are on file. Once the authorization has been received at the Service Center, contract owners can call the Service Center, give their Contract number, name and personal identification number, and tell Merrill Lynch Life how much to withdraw and from which investment divisions.

Upon request, Merrill Lynch Life will wire the funds to the contract owner's account at the financial institution named on the contract owner's authorization. Merrill Lynch Life will generally wire the funds within two working days of receipt of the request. If the contract owner has the CMA Insurance Service, funds may be transferred directly to that CMA account.

Telephone Requests. A telephone request for a loan, partial withdrawal or a reallocation received before 4 p.m. (ET) generally will be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. Merrill Lynch Life reserves the right to change or discontinue telephone transfer procedures.

Merrill Lynch Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. Merrill Lynch Life will not be liable for following telephone instructions that it reasonably believes to be genuine.

OTHER CONTRACT PROVISIONS

In Case of Errors in the Application. If an age or sex given in the application is wrong, it could mean that the face amount or any other Contract benefit is wrong. Merrill Lynch Life will pay what the payments made would have bought for the guarantee period at the true age or sex.

Incontestability. Merrill Lynch Life will rely on statements made in the applications. Legally, they are considered representations, not warranties. Merrill Lynch Life can contest the validity of a Contract if any material misstatements are made in the initial application or any application for reinstatement. Merrill Lynch Life can also contest the validity of any change in face amount due to a change in death benefit option or any increase in the additional insurance rider face amount requested if any material misstatements are made in any application required for the change or increase.

Subject to state regulation, Merrill Lynch Life will not contest the validity of a Contract after it has been in effect during the lifetimes of both insureds for two years from the date of issue or the date of any reinstatement. A change in face amount due to a change in the death benefit option or any increase in the additional insurance rider face amount won't be contested after the change or increase has been in effect during the lifetimes of both insureds for two years from the date of the change.

At the end of the second contract year, Merrill Lynch Life will mail the contract owner a notice requesting that he or she tell Merrill Lynch Life if either insured has died. Failure to tell Merrill Lynch Life of the death of either insured will not avoid a contest if Merrill Lynch Life has grounds to do so, even if the Contract is still in force.

Payment in Case of Suicide. Subject to state regulation, if either insured commits suicide within two years from the Contract's issue date or the date of any reinstatement, Merrill Lynch Life will pay only a limited death benefit and then terminate the Contract. The benefit will be equal to the amount of the payments made, reduced by any debt and partial withdrawals.

Subject to state regulation, if either insured commits suicide within two years of the effective date of a change in the death benefit option requiring evidence of insurability or of the effective date of an increase in the additional insurance rider face amount, any amount of death benefit which would not be payable except for the fact that the face amount was increased will be limited to the amount of cost of insurance deductions made for the increase.

Establishing Survivorship. If Merrill Lynch Life is unable to determine which of the insureds was the last survivor on the basis of the proofs of death provided, it will consider insured No. 1 as designated in the application to be the last surviving insured.

Contract Changes -- Applicable Federal Tax Law. To receive the tax treatment accorded to life insurance under federal income tax law, the Contract must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. Therefore, to maintain this qualification to the maximum extent of the law, Merrill Lynch Life reserves the right to return any additional payments that would cause the Contract to fail to qualify as life insurance under applicable tax law as interpreted by Merrill Lynch Life. Further, Merrill Lynch Life reserves the right to make changes in the Contract or its riders or to make distributions from the Contract to the extent it is necessary to continue to qualify the Contract as life insurance. Any changes will apply uniformly to all Contracts that are affected and contract owners will be given advance written notice of such changes.

Policy Split Rider. This rider allows the contract owner to split the Contract into two new individual contracts upon divorce of the insureds or if certain federal tax law changes occur. Certain conditions described in the rider, including evidence of insurability of both insureds, must be met before the rider's benefit can be exercised. For more information about this rider and the conditions and rules relating to the exercise of any rights under the rider, the contract owner should call the Service Center. The Service Center can also provide the contract owner with a prospectus for the individual contract. For a discussion of the possible tax consequences of splitting the Contract, see "Tax Considerations" on page 33.

State Variations. Certain Contract features, including the "free look" right, are subject to state variation. The contract owner should read his or her Contract carefully to determine whether any variations apply in the state in which the Contract is issued.

Contracts issued prior to certain state approvals having been obtained use a 5%, rather than a 4 1/2%, assumed interest rate for purposes of determining the contract's guarantee period, fixed base, and cost of insurance charges. These contracts also use a 4%, rather than a 3%, assumed interest rate for purposes of calculating income plan payment amounts.

In addition, under these contracts, the interest charged on loans is 5.75%, rather than 5.25%; however, preferred loan collateral earns interest at an annual rate of 5.75%, and the loan collateral amount in excess of the preferred loan collateral amount earns interest at an annual rate of 5%. Accordingly, the net loan cost under these contracts is 0% for preferred loan amounts, and 0.75% for loans in excess of the preferred loan amount.

INCOME PLANS

Merrill Lynch Life offers several income plans to provide for payment of the death benefit proceeds to the beneficiary. The contract owner may choose one or more income plans at any time during the lifetime of either insured. If no plan has been chosen when the last surviving insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to that beneficiary to one or more of the plans. The contract owner may also choose one or more income plans if the Contract is cancelled. Merrill Lynch Life's approval is needed for any plan where any income payment would be less than $100. Payments under these plans do not depend on the investment results of a separate account.

Income plans include:

     Annuity Plan. An amount can be used to purchase a single premium immediate annuity.

     Interest Payment. Amounts can be left with Merrill Lynch Life to earn interest at an annual rate of at least 3%. Interest payments can be made annually, semiannually, quarterly or monthly.

     Income for a Fixed Period. Payments are made in equal installments for a fixed number of years.

     Income for Life. Payments are made in equal monthly installments until death of a named person or end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.

     Income of a Fixed Amount. Payments are made in equal installments until proceeds applied under the option and interest on unpaid balance at not less than 3% per year are exhausted.

     Joint Life Income. Payments are made in monthly installments as long as at least one of two named persons is living. While both are living, full payments are made. If one dies, payments of at least two-thirds of the full amount are made. Payments end completely when both named persons die. Other payment schedules may be available on request.

Once in effect, some of the plans may not provide any surrender rights.

(See "More About the Contract--Other Contract Provisions--State Variations" on page 31 for information about certain variations in income plans that may apply to the Contract.)

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, Merrill Lynch Life may reduce the sales load, cost of insurance rates and the minimum payment and may modify underwriting classifications and requirements.

Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Merrill Lynch Life to sell Contracts to its employees on an individual basis. Costs for sales, administration and mortality generally vary with the size and stability of the group and the reasons the Contracts are purchased, among other factors. Merrill Lynch Life takes all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

Merrill Lynch Life makes any reductions according to rules in effect when an application for a Contract or additional payment is approved. It may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS FOR EMPLOYERS

In 1983 the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

Generally, the Contracts offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Contract pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing Contracts.

Some states prohibit the use of actuarial tables that distinguish between men and women in determining payments and contract benefits for contracts issued on the lives of their residents. Therefore, Contracts offered in this Prospectus to insure residents of these states will have unisex payments and benefits which are based on actuarial tables that do not differentiate on the basis of sex.

SELLING THE CONTRACTS

MLPF&S is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10281. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity contracts issued by Merrill Lynch Life, as well as variable life insurance and variable annuity contracts issued by ML Life Insurance Company of New York, an affiliate of Merrill Lynch Life. MLPF&S also acts as principal underwriter of certain mutual funds managed by MLAM, the investment adviser for the Series Fund and the Variable Series Funds.

Contracts are sold by registered representatives of MLPF&S who are also licensed through various Merrill Lynch Life Agencies as insurance agents for Merrill Lynch Life. Merrill Lynch Life has entered into a distribution agreement with MLPF&S and companion sales agreements with the Merrill Lynch Life Agencies through which agreements the Contracts and other variable life insurance contracts issued through the Separate Account are sold and the registered representatives are compensated by Merrill Lynch Life Agencies and/or MLPF&S.

The maximum commissions Merrill Lynch Life will pay to the applicable insurance agency to be used to pay commissions to registered representatives are as follows: 95% of the target premium under the Contract; plus 3% of payments thereafter. In addition, an amount equal to .11% of persisting investment base under a Contract may be paid on an annual basis. Commissions may be paid in the form of non-cash compensation.

The amounts paid under the distribution and sales agreements for the Separate Account for the years ended December 31, 1997, December 31, 1996, and December 31, 1995 were $15,107,535, $10,059,108, and $8,375,065, respectively.

MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S registered representatives.

TAX CONSIDERATIONS

Definition of Life Insurance. In order to qualify as a life insurance contract for federal tax purposes, the Contract must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Contract offered in this Prospectus is not directly addressed by Section 7702.

Nevertheless, Merrill Lynch Life believes it is reasonable to conclude that the Contract will meet the Section 7702 definition of a life insurance contract, so that:

     - the death benefit should be fully excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code; and

     - the contract owner should not be considered in constructive receipt of the cash value, including any increases, until actual cancellation of the Contract (see "Tax Treatment of Loans and Other Distributions" below).

In the absence of final regulations or other pertinent interpretations of
Section 7702, however, there is necessarily some uncertainty as to whether a Contract will meet the statutory life insurance contract definition, particularly if it insures substandard risks. If a Contract were determined not to be a life insurance contract for purposes of Section 7702, such Contract would not provide most of the tax advantages normally provided by a life insurance contract.

Merrill Lynch Life thus reserves the right to make changes in the Contract if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. (See "Contract Changes -- Applicable Federal Tax Law" on page 31.)

Diversification. Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as life insurance. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. The Separate Account, through the Funds, intends to comply with these requirements. Each Fund is obligated to comply with the diversification requirements prescribed by the Treasury Department.

In connection with the issuance of the diversification regulations, the Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which an owner's control of the investments of a separate account may cause the owner, rather than the insurance company, to be treated as the owner of the assets in the account. If the contract owner is considered the owner of the assets of the Separate Account, income and gains from the account would be included in the owner's gross income.

The ownership rights under the Contract offered in this Prospectus are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined that the owners were not owners of separate account assets. For example, the owner of the Contract has additional flexibility in allocating payments and cash values. These differences could result in the owner being treated as the owner of the assets of the Separate Account. In addition, Merrill Lynch Life does not know what standards will be set forth in the regulations or rulings which the Treasury has stated it expects to be issued. Merrill Lynch Life therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered an owner of the assets of the Separate Account.

Tax Treatment of Loans and Other Distributions. Federal tax law establishes a class of life insurance contracts referred to as modified endowment contracts. A modified endowment contract is any contract which satisfies the definition of life insurance set forth in Section 7702 of the Code but fails to meet the 7-pay test. This test applies a cumulative limit on the amount of payments that can be made into a contract each year in the first seven contract years in order to avoid modified endowment treatment. In effect, compliance with the 7-pay test requires that contracts be purchased with a higher face amount for a given initial payment than would otherwise be required, at a minimum, to meet the definition of life insurance. Contracts that do not satisfy the 7-pay test, including contracts which initially satisfied the 7-pay test but later failed the test, will be considered modified endowment contracts subject to the following distribution rules. Loans and partial withdrawals from, as well as collateral assignments of, modified endowment contracts will be treated as distributions to the contract owner. Furthermore, if the loan interest is capitalized by adding the amount due to the balance of the loan, the amount of the capitalized interest will be treated as a distribution which may be subject to income tax, to the extent of the income in the contract. All pre-death distributions (including loans, capitalized interest, partial withdrawals, collateral assignments and complete surrenders) from these contracts will be included in gross income on an income-first basis to the extent of any income in the contract (the cash value less the contract owner's investment in the contract) immediately before the distribution.

The law also imposes a 10% penalty tax on pre-death distributions (including loans, capitalized interest, collateral assignments, partial withdrawals and complete surrenders) from modified endowment contracts to the extent they are included in income, unless such amounts are distributed on or after the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

Contracts that comply with the 7-pay test will not be classified as modified endowment contracts. Loans from contracts that are not modified endowment contracts generally will be considered indebtedness of an owner and no part of a loan generally will constitute income to the owner. (The treatment of a preferred loan is unclear; such a loan may be considered a withdrawal instead of an indebtedness of the contract owner.) In addition, pre-death distributions from these contracts will generally not be included in gross income to the extent that the amount received does not exceed the owner's investment in the contract. An exception to this general rule may occur in the case of a decrease in the death benefit provided in respect of a contract (possibly resulting from a partial withdrawal) or any other change that reduces benefits under the contract in the first 15 years after the contract is issued and that results in a cash distribution to the contract owner in order for the contract to continue complying with the Section 7702 definitional limits. Such a cash distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the contract) under rules prescribed in Section 7702.

A lapse of a contract that is not a modified endowment contract with an outstanding loan will result in the treatment of the loan cancellation (including the accrued interest) as a distribution under the contract and may be taxable.

Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, a decrease in face amount of the base policy or an additional insurance rider, or terminating additional benefits under a rider) may violate the 7-pay test or, at a minimum, reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and will probably result in a failure of the 7-pay test regardless of any efforts by Merrill Lynch Life to provide a payment schedule that will not violate the 7-pay test.

Any contract received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts that is described in the Prospectus. A contract that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time (including, for example, by a decrease in the face amount or a change in death benefit option) or if a material change is made in the contract at any time. (A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation, such as a change in death benefit option.) This could result from additional payments made after 7-pay test calculations done at the time of the contract exchange. Contract owners may choose not to exercise their right to make additional payments, in order to preserve their contract's current tax treatment.

If a contract becomes a modified endowment contract, distributions that occur during the contract year it becomes a modified endowment contract and any subsequent contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a contract within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Special Treatment of Loans on the Contract. If there is any borrowing against the Contract, whether a modified endowment contract or not, the interest paid on loans generally is not tax deductible.

Aggregation of Modified Endowment Contracts. In the case of a pre-death distribution (including a loan, capitalized interest, partial withdrawal, collateral assignment or complete surrender) from a contract that is treated as a modified endowment contract under the rules described above, a special aggregation requirement may apply for purposes of determining the amount of the income on the contract. Specifically, if Merrill Lynch Life or any of its affiliates issues to the same contract owner more than one modified endowment contract within a calendar year, then for purposes of measuring the income on the contract with respect to a distribution from any of those contracts, the income on the contract for all those contracts will be aggregated and attributed to that distribution.

Tax Treatment of Policy Split. The policy split rider permits a Contract to be split into two individual contracts upon the occurrence of a divorce of joint insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Contract at the time of the split. In addition, it is not clear whether the individual contracts that result from a policy split would in all circumstances be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. (See "Tax Treatment of Loans and Other Distributions" on page 34.) Before the contract owner exercises rights provided by the policy split rider, it is important that he or she consult with a competent tax advisor regarding the possible consequences of a policy split.

Accelerated Benefit Rider. Merrill Lynch Life believes that, for federal income tax purposes, an accelerated benefit payment made under the ABR should be fully excludable from the gross income of the beneficiary, as long as the beneficiary is the insured under the Contract. However, a contract owner should consult a tax advisor before adding the ABR or requesting an accelerated benefit payment under the ABR.

Other Tax Considerations. The transfer of the Contract or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation skipping transfer taxes. For example, the transfer of the Contract to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the contract owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

The individual situation of each contract owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. The contract owner should consult with a tax advisor for specific information in connection with these taxes.

The particular situation of each contract owner or beneficiary will determine how ownership or receipt of contract proceeds will be treated for purposes of federal estate tax, as well as state and local estate, inheritance, generation skipping and other taxes.

Other Transactions. Changing the contract owner or the face amount of the base contract or an additional insurance rider may have tax consequences. Exchanging this Contract for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. In addition, exchanging this Contract for more than one contract, or exchanging this Contract and one or more other contracts for a single contract, in certain circumstances, may be treated as an exchange under Section 1035, as long as all such contracts involve the same insureds. Any new contract would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange for a new contract may, however, result in a loss of grandfathering status for statutory changes made after the old contract was issued. Changing the insureds under this Contract may not be treated as an exchange under Section 1035, but rather as a taxable exchange. A tax advisor should be consulted before effecting any exchange, since even if an exchange is within Section 1035(a), the exchange may have tax consequences other than immediate recognition of income.

In addition, the Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

Ownership of This Contract by Non-Natural Persons. The above discussion of the tax consequences arising from the purchase, ownership and transfer of the Contract has assumed that the owner of the Contract consists of one or more individuals. Organizations exempt from taxation under Section 501(a) of the Code may be subject to additional or different tax consequences with respect to transactions such as contract loans. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business should consult a tax advisor regarding possible tax consequences associated with a Contract prior to the acquisition of this Contract and also before entering into any subsequent changes to or transactions under this Contract.

Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

Merrill Lynch Life does not make any guarantee regarding the tax status of any Contract or any transaction regarding the Contract.

The above discussion is not intended as tax advice. For tax advice contract owners should consult a competent tax advisor. Although this tax discussion is based on Merrill Lynch Life's understanding of federal income tax laws as they are currently interpreted, it can't guarantee that those laws or interpretations will remain unchanged.

MERRILL LYNCH LIFE'S INCOME TAXES

Insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a ten-year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Contract and results in a significantly higher corporate income tax liability for Merrill Lynch Life in early contract years. Merrill Lynch Life makes a charge to compensate Merrill Lynch Life for the anticipated higher corporate income taxes that result from the receipt of payments under a Contract. (See "Contract Loading" on page 19.)

Currently, Merrill Lynch Life makes no charges to the Separate Account for any federal, state or local taxes that it incurs that may be attributable to the Separate Account or to the Contracts. Merrill Lynch Life, however, reserves the right to make a charge for assessments of federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums.

REINSURANCE

Merrill Lynch Life intends to reinsure some of the risks assumed under the Contracts.

               MORE ABOUT THE SEPARATE ACCOUNT AND ITS DIVISIONS

ABOUT THE SEPARATE ACCOUNT

The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. This registration does not involve any supervision by the

Securities and Exchange Commission of Merrill Lynch Life's management or the management of the Separate Account. The Separate Account is also governed by the laws of the State of Arkansas, Merrill Lynch Life's state of domicile.

Merrill Lynch Life owns all of the assets of the Separate Account. These assets are held separate and apart from all of Merrill Lynch Life's other assets. Merrill Lynch Life maintains records of all purchases and redemptions of shares of the Funds and units of the Zero Trusts by each of the investment divisions.

CHANGES WITHIN THE ACCOUNT

Merrill Lynch Life may from time to time make additional investment divisions available to contract owners. These divisions will invest in investment portfolios Merrill Lynch Life finds suitable for the Contracts. Merrill Lynch Life also has the right to eliminate investment divisions from the Separate Account, to combine two or more investment divisions, or to substitute a new portfolio for the portfolio in which an investment division invests. A substitution may become necessary if, in Merrill Lynch Life's judgment, a portfolio no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations or in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. Merrill Lynch Life would get any required prior approval from the Arkansas State Insurance Department and the Securities and Exchange Commission before making such a substitution. It would also get any other required approvals before making such a substitution.

Subject to any required regulatory approvals, Merrill Lynch Life reserves the right to transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, Merrill Lynch Life reserves the right to:

     - deregister the Separate Account under the Investment Company Act of 1940;

     - operate the Separate Account as a management company under the Investment Company Act of 1940;

     - restrict or eliminate any voting rights of contract owners, or other persons who have voting rights as to the Separate Account; and

     - combine the Separate Account with other separate accounts.

NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports furnished to the contract owner by Merrill Lynch Life). When payments or other amounts are allocated to an investment division, a number of units are purchased based on the value of a unit of the investment division as of the end of the valuation period during which the allocation is made. When amounts are transferred out of, or deducted from, an investment division, units are redeemed in a similar manner. A valuation period is each business day together with any non-business days before it. A business day for an investment division is any day the New York Stock Exchange is open or the SEC requires that the net asset value of an investment division be determined.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. Merrill Lynch Life determines the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the division for the valuation period and is net of the charges to the Separate Account described on page 19.

For divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For divisions investing in the Zero Trusts, units of each Zero Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Zero Trusts.

THE FUNDS

Buying and Redeeming Shares. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

Voting Rights. Merrill Lynch Life is the legal owner of all Fund shares held in the Separate Account. As the owner, Merrill Lynch Life has the right to vote on any matter put to vote at the Funds' shareholder meetings. However, Merrill Lynch Life will vote all Fund shares attributable to Contracts according to instructions received from contract owners. Shares attributable to Contracts for which no voting instructions are received will be voted in the same proportion as shares in the respective investment divisions for which instructions are received. Shares not attributable to Contracts will also be voted in the same proportion as shares in the respective divisions for which instructions are received. If any federal securities laws or regulations, or their present interpretation, change to permit Merrill Lynch Life to vote Fund shares in its own right, it may elect to do so.

Merrill Lynch Life determines the number of shares that contract owners have in an investment division by dividing their Contract's investment base in that division by the net asset value of one share of the portfolio. Fractional votes will be counted. Merrill Lynch Life will determine the number of shares for which a contract owner may give voting instructions 90 days or less before each Fund meeting. Merrill Lynch Life will request voting instructions by mail at least 14 days before the meeting.

Under certain circumstances, Merrill Lynch Life may be required by state regulatory authorities to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory contract.

Merrill Lynch Life may also disregard instructions to vote for changes in the investment policy or the investment adviser if it disapproves of the proposed changes. Merrill Lynch Life would disapprove a proposed change only if it was:

     - contrary to state law;

     - prohibited by state regulatory authorities; or

     - decided by management that the change would result in overly speculative or unsound investments.

If Merrill Lynch Life disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

Resolving Material Conflicts. Shares of the Series Fund are available for investment by Merrill Lynch Life, ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch Life Insurance Company (an insurance company not affiliated with Merrill Lynch Life or Merrill Lynch & Co., Inc.). Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, and the MFS Trust are sold to separate accounts of Merrill Lynch Life, ML Life Insurance Company of New York, and insurance companies not affiliated with Merrill Lynch Life or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans.

It is possible that differences might arise between Merrill Lynch Life's Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts". Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of difference in voting instructions from Merrill Lynch

Life's contract owners and those of the other insurance companies, or for other reasons. Merrill Lynch Life will monitor events to determine how to respond to such conflicts. If a conflict occurs, Merrill Lynch Life may be required to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, Merrill Lynch Life will take the action which it believes necessary to protect its contract owners, consistent with applicable legal requirements.

Administration Services Arrangements. MLAM has entered into an agreement with Merrill Lynch Insurance Group, Inc. ("MLIG"), Merrill Lynch Life's parent, with respect to administration services for the Series Fund and the Variable Series Funds in connection with the Contracts and other variable life insurance and variable annuity contracts issued by Merrill Lynch Life. Under this agreement, MLAM pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Series Fund and the Variable Series Funds to MLAM attributable to variable contracts issued by Merrill Lynch Life.

AIM V.I. Funds has entered into an Administrative Services Agreement with AIM, pursuant to which AIM has agreed to provide certain accounting and other administrative services to the AIM V.I. Funds, including the services of a principal financial officer and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the AIM V.I. Funds reimburse AIM for expenses incurred by AIM or its affiliates in connection with such services. AIM has entered into an agreement with Merrill Lynch Life with respect to administrative services for the AIM V.I. Funds in connection with the Contracts. Under this agreement, AIM pays compensation to Merrill Lynch Life in an amount equal to a percentage of the average net assets of the AIM V.I. Funds attributable to the Contracts.

Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with Merrill Lynch Life with respect to administrative services for the Alliance Fund in connection with the Contracts. Under this agreement, AFD pays compensation to Merrill Lynch Life in an amount equal to a percentage of the average net assets of the Alliance Fund attributable to the Contracts.

MFS has entered into an agreement with MLIG with respect to administrative services for the MFS Trust in connection with the Contracts and certain contracts issued by ML Life Insurance Company of New York. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of the MFS Trust attributable to such contracts.

THE ZERO TRUSTS

The 15 Zero Trusts:

                                              TARGETED RATE OF RETURN
                                                  TO MATURITY AS
               ZERO TRUST    MATURITY DATE       OF APRIL 17, 1998
               ----------    -------------    -----------------------
                  1999     February 15, 1999           4.06%
                  2000     February 15, 2000           4.12%
                  2001     February 15, 2001           4.10%
                  2002     February 15, 2002           4.25%
                  2003     August 15, 2003             4.30%
                  2004     February 15, 2004           4.38%
                  2005     February 15, 2005           4.26%
                  2006     February 15, 2006           4.08%
                  2007     February 15, 2007           4.19%
                  2008     February 15. 2008           4.47%
                  2009     February 15, 2009           4.51%
                  2010     February 15, 2010           4.63%
                  2011     February 15, 2011           4.57%
                  2013     February 15, 2013           4.66%
                  2014     February 15, 2014           4.75%

Targeted Rate of Return to Maturity

Because the underlying securities in the Zero Trusts will grow to their face value on the maturity date, it is possible to estimate a compound rate of growth to maturity for the Zero Trust units.

But because the units are held in the Separate Account, the asset charge and the trust charge (described in "Charges to the Separate Account" on page 19) must be taken into account in estimating a targeted rate of return for the Separate Account. The targeted rate of return to maturity for the Separate Account depends on the compound rate of growth adjusted for these charges. It does not, however, represent the actual return on a payment Merrill Lynch Life might receive under the Contract on that date, since it does not reflect the charges for contract loading deducted from payments to a Contract, charges for cost of insurance and rider costs and any net loan cost deducted from a Contract's investment base.

Since the value of the Zero Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of growth to maturity for the Zero Trust units and the targeted rate of return to maturity for the Separate Account will vary correspondingly.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, NET CASH SURRENDER VALUES AND ACCUMULATED PAYMENTS

The tables on pages 44 through 47 demonstrate the way in which the Contract works. The tables are based on the following ages (to age 99 of the younger insured), face amounts, payments and guarantee periods and show values based upon both current and maximum mortality charges.

          1. The illustration on page 44 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $42,132 through contract year 37, an initial face amount of $1.5 million, an initial guarantee period of 7.50 years and coverage under death benefit option 1. It assumes current mortality charges.

          2. The illustration on page 45 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $42,132 through contract year 37, an initial face amount of $1.5 million, an initial guarantee period of 7.50 years and coverage under death benefit option 1. It assumes maximum mortality charges.

          3. The illustration on page 46 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $155,169 through contract year 32, an initial face amount of $1.5 million, an initial guarantee period of 14.50 years and coverage under death benefit option 2. It assumes current mortality charges.

          4. The illustration on page 47 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $155,169 through contract year 32, an initial face amount of $1.5 million, an initial guarantee period of 14.50 years and coverage under death benefit option 2. It assumes maximum mortality charges.

The tables show how the death benefit, investment base and net cash surrender value may vary over an extended period of time assuming hypothetical rates of return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%.

The death benefit, investment base and net cash surrender value for a Contract would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual contract years.

The amounts shown for the death benefit, investment base and net cash surrender value as of the end of each contract year take into account the daily asset charge in the Separate Account equivalent to .90% (annually at the beginning of the year) of assets attributable to the Contracts at the beginning of the year.

The amounts shown in the tables also assume an additional charge of .52%. This charge assumes that investment base is allocated equally among all investment divisions and is based on the 1997 expenses (including monthly advisory fees) for the Funds and the current trust charge. This charge also reflects expense reimbursements made in 1997 to certain portfolios by the investment adviser to the respective portfolio. These reimbursements amounted to .17% and .09% of the average daily net assets of the Developing Capital Markets Focus Fund and the Natural Resources Portfolio, respectively. (See "Charges to Fund Assets" on page 20.) The actual charge under a Contract for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.

Taking into account the .90% asset charge in the Separate Account and the .52% charge described above, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.42%, 4.53%, and 10.48%, respectively. The gross returns are before any deductions and should not be compared to rates which are after deduction of charges.

The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future, although they do reflect the charge for federal taxes included in the contract loading. (See "Contract Loading" on page 19.) In order to produce after tax returns of 0%, 6% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges attributable to the Separate Account.

The second column of the tables shows the amount which would accumulate if an amount equal to the payments were invested to earn interest (after taxes) at 5% compounded annually.

Merrill Lynch Life will furnish upon request a personalized illustration reflecting the proposed insureds' ages, face amount and the payment amounts requested. The illustration will show both current and guaranteed cost of insurance rates and will assume that the proposed insureds are in a standard non-smoker underwriting class.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $42,132 FOR 37 YEARS
       FACE AMOUNT(1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 7.50 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                            END OF YEAR
                                                                                         DEATH BENEFIT(3)
                                                            TOTAL PAYMENTS          ASSUMING HYPOTHETICAL GROSS
                                                               MADE PLUS             ANNUAL RATE OF RETURN OF
                                                           INTEREST AT 5% AS      -------------------------------
            CONTRACT YEAR              PAYMENTS(2)(6)       OF END OF YEAR           0%         6%         12%
            -------------              --------------      -----------------      --------   --------   ---------
 1...................................      42,132                 44,239          1,500,000  1,500,000  1,500,000
 2...................................      42,132                 90,689          1,500,000  1,500,000  1,500,000
 3...................................      42,132                139,462          1,500,000  1,500,000  1,500,000
 4...................................      42,132                190,674          1,500,000  1,500,000  1,500,000
 5...................................      42,132                244,446          1,500,000  1,500,000  1,500,000
 6...................................      42,132                300,907          1,500,000  1,500,000  1,500,000
 7...................................      42,132                360,191          1,500,000  1,500,000  1,500,000
 8...................................      42,132                422,439          1,500,000  1,500,000  1,500,000
 9...................................      42,132                487,800          1,500,000  1,500,000  1,500,000
10...................................      42,132                556,429          1,500,000  1,500,000  1,500,000
15...................................      42,132                954,606          1,500,000  1,500,000  1,500,000
20...................................      42,132              1,462,793          1,500,000  1,500,000  2,103,165
30...................................      42,132              2,939,164          1,500,000  1,779,257  5,552,647
40...................................           0              5,204,556          1,500,000  2,598,436 14,105,889

                                                  END OF YEAR
                                              INVESTMENT BASE AND
                                              NET CASH SURRENDER                    END OF YEAR
                                                  VALUE(3)(4)                    CASH VALUE(3)(5)
                                          ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
                                           ANNUAL RATE OF RETURN OF          ANNUAL RATE OF RETURN OF
                                        -------------------------------   -------------------------------
            CONTRACT YEAR                  0%         6%         12%         0%         6%         12%
            -------------               --------   --------   ---------   --------   --------   ---------
 1...................................    20,504      21,748      22,992    20,504      21,748      22,992
 2...................................    42,098      45,956      49,962    42,098      45,956      49,962
 3...................................    80,236      89,131      98,650    80,236      89,131      98,650
 4...................................   117,765     134,196     152,376   117,765     134,196     152,376
 5...................................   154,654     181,199     211,634   154,654     181,199     211,634
 6...................................   190,896     230,213     276,995   190,896     230,213     276,995
 7...................................   226,447     281,286     349,062   226,447     281,286     349,062
 8...................................   261,282     334,480     428,523   261,282     334,480     428,523
 9...................................   295,347     389,845     516,129   295,347     389,845     516,129
10...................................   328,634     447,476     612,762   328,634     447,476     612,762
15...................................   475,896     767,680   1,222,764   475,896     767,680   1,222,764
20...................................   568,190   1,146,269   2,003,014   568,190   1,146,269   2,003,014
30...................................   327,821   1,694,531   5,288,235   327,821   1,694,531   5,288,235
40...................................         0   2,598,436  14,106,889         0   2,598,436  14,105,889

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered or lapses within 24 months after issue, the contract owner will also receive any excess sales load previously deducted, except to the extent it is applied to keep the Contract in force.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and current mortality charges, the guarantee period extends until the younger insured's attained age 100 in contract years 20 and 14, respectively. Once the guarantee period extends until the younger insured's attained age 100, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after the guarantee period extends until the younger insured's attained age 100.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $42,132 FOR 37 YEARS
       FACE AMOUNT(1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 7.50 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                END OF YEAR
                                                                                              DEATH BENEFIT(3)
                                                               TOTAL PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                                                  MADE PLUS               ANNUAL RATE OF RETURN OF
                                                              INTEREST AT 5% AS      ----------------------------------
             CONTRACT YEAR                PAYMENTS(2)(6)       OF END OF YEAR           0%          6%          12%
             -------------                --------------      -----------------      ---------   ---------   ----------
 1......................................      42,132                 44,239          1,500,000   1,500,000    1,500,000
 2......................................      42,132                 90,689          1,500,000   1,500,000    1,500,000
 3......................................      42,132                139,462          1,500,000   1,500,000    1,500,000
 4......................................      42,132                190,674          1,500,000   1,500,000    1,500,000
 5......................................      42,132                244,446          1,500,000   1,500,000    1,500,000
 6......................................      42,132                300,907          1,500,000   1,500,000    1,500,000
 7......................................      42,132                360,191          1,500,000   1,500,000    1,500,000
 8......................................      42,132                422,439          1,500,000   1,500,000    1,500,000
 9......................................      42,132                487,800          1,500,000   1,500,000    1,500,000
10......................................      42,132                556,429          1,500,000   1,500,000    1,500,000
15......................................      42,132                954,606          1,500,000   1,500,000    1,500,000
20......................................      42,132              1,462,793          1,500,000   1,500,000    1,918,394
30......................................      42,132              2,939,164          1,500,000   1,500,000    4,907,568
40......................................           0              5,204,556          1,500,000   1,676,016   12,257,076

                                                  END OF YEAR
                                              INVESTMENT BASE AND
                                              NET CASH SURRENDER                       END OF YEAR
                                                  VALUE(3)(4)                       CASH VALUE(3)(5)
                                          ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
                                           ANNUAL RATE OF RETURN OF             ANNUAL RATE OF RETURN OF
                                      -----------------------------------   ---------------------------------
           CONTRACT YEAR                 0%          6%           12%          0%         6%          12%
           -------------              --------    ---------    ----------   --------   ---------   ----------
 1.................................    20,504        21,748        22,992    20,504       21,748       22,992
 2.................................    41,928        45,780        49,780    41,928       45,780       49,780
 3.................................    79,237        88,088        97,563    79,237       88,088       97,563
 4.................................   115,182       131,461       149,488   115,182      131,461      149,488
 5.................................   149,620       175,798       205,855   149,620      175,798      205,855
 6.................................   182,392       220,981       267,000   182,392      220,981      267,000
 7.................................   213,270       266,832       333,260   213,270      266,832      333,260
 8.................................   242,156       313,313       405,188   242,156      313,313      405,188
 9.................................   268,806       360,255       483,314   268,806      360,255      483,314
10.................................   292,985       407,525       568,323   292,985      407,525      568,323
15.................................   364,233       642,642     1,134,531   364,233      642,642    1,134,531
20.................................   290,186       856,952     1,827,042   290,186      856,952    1,827,042
30.................................         0     1,197,603     4,673,874         0    1,197,603    4,673,874
40.................................         0     1,676,016    12,257,076         0    1,676,016   12,257,076

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered or lapses within 24 months after issue, the contract owner will also receive any excess sales load previously deducted, except to the extent it is applied to keep the Contract in force.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and maximum mortality charges, the guarantee period extends until the younger insured's attained age 100 in contract years 34 and 15, respectively. Once the guarantee period extends until the younger insured's attained age 100, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after the guarantee period extends until the younger insured's attained age 100.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $155,169 FOR 32 YEARS
       FACE AMOUNT(1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 14.50 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                       END OF YEAR
                                                                                     DEATH BENEFIT(3)
                                                         TOTAL PAYMENTS        ASSUMING HYPOTHETICAL GROSS
                                                            MADE PLUS            ANNUAL RATE OF RETURN OF
                                                        INTEREST AT 5% AS   ----------------------------------
 CONTRACT YEAR                      PAYMENTS(2)(6)       OF END OF YEAR        0%          6%          12%
 -------------                      --------------      -----------------   ---------   ---------   ----------
 1.............................        155,169                162,927       1,609,474   1,616,087    1,622,701
 2.............................        155,169                334,001       1,752,532   1,774,703    1,797,662
 3.............................        155,169                513,629       1,893,501   1,940,445    1,990,898
 4.............................        155,169                702,238       2,032,376   2,113,599    2,204,285
 5.............................        155,169                900,277       2,169,135   2,294,448    2,439,882
 6.............................        155,169              1,108,218       2,303,783   2,483,314    2,699,988
 7.............................        155,169              1,326,556       2,436,280   2,680,488    2,987,098
 8.............................        155,169              1,555,811       2,566,599   2,886,287    3,303,979
 9.............................        155,169              1,796,529       2,694,677   3,101,005    3,653,653
10.............................        155,169              2,049,283       2,820,498   3,324,998    4,039,506
15.............................        155,169              3,515,739       3,404,739   4,586,246    6,644,656
20.............................        155,169              5,387,349       3,873,924   6,075,311    9,832,831
30.............................        155,169             10,824,707       4,106,699   8,658,212   22,804,981
40.............................              0             18,125,780       1,504,717   9,457,114   55,446,105

                                                END OF YEAR
                                            INVESTMENT BASE AND
                                             NET CASH SURRENDER                      END OF YEAR
                                                VALUE(3)(4)                        CASH VALUE(3)(5)
                                        ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
                                          ANNUAL RATE OF RETURN OF             ANNUAL RATE OF RETURN OF
                                     ----------------------------------   ----------------------------------
 CONTRACT YEAR                          0%          6%          12%          0%          6%          12%
 -------------                       ---------   ---------   ----------   ---------   ---------   ----------
 1................................     109,474     116,087      122,701     109,474     116,087      122,701
 2................................     252,532     274,703      297,662     252,532     274,703      297,662
 3................................     393,501     440,445      490,898     393,501     440,445      490,898
 4................................     532,376     613,599      704,285     532,376     613,599      704,285
 5................................     669,135     794,448      939,882     669,135     794,448      939,882
 6................................     803,783     983,314    1,199,988     803,783     983,314    1,199,988
 7................................     936,280   1,180,488    1,487,098     936,280   1,180,488    1,487,098
 8................................   1,066,599   1,386,287    1,803,979   1,066,599   1,386,287    1,803,979
 9................................   1,194,677   1,601,005    2,153,653   1,194,677   1,601,005    2,153,653
10................................   1,320,498   1,824,998    2,539,506   1,320,498   1,824,998    2,539,506
15................................   1,904,739   3,086,246    5,144,656   1,904,739   3,086,246    5,144,656
20................................   2,373,924   4,575,311    8,332,831   2,373,924   4,575,311    8,332,831
30................................   2,606,699   7,158,212   21,304,981   2,606,699   7,158,212   21,304,981
40................................       4,717   7,957,114   53,946,105       4,717   7,957,114   53,946,105

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered or lapses within 24 months after issue, the contract owner will also receive any excess sales load previously deducted, except to the extent it is applied to keep the Contract in force.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and current mortality charges, the guarantee period extends until the younger insured's attained age 100 in contract years 25 and 15, respectively. Once the guarantee period extends until the younger insured's attained age 100, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after the guarantee period extends until the younger insured's attained age 100.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $155,169 FOR 32 YEARS
       FACE AMOUNT(1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 14.50 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                       END OF YEAR
                                                                                     DEATH BENEFIT(3)
                                                         TOTAL PAYMENTS        ASSUMING HYPOTHETICAL GROSS
                                                            MADE PLUS            ANNUAL RATE OF RETURN OF
                                                        INTEREST AT 5% AS   ----------------------------------
 CONTRACT YEAR                         PAYMENTS(2)(6)    OF END OF YEAR        0%          6%          12%
 -------------                         --------------   -----------------   ---------   ---------   ----------
 1..................................      155,169             162,927       1,609,474   1,616,087    1,622,701
 2..................................      155,169             334,001       1,752,357   1,774,522    1,797,475
 3..................................      155,169             513,629       1,892,451   1,939,346    1,989,748
 4..................................      155,169             702,238       2,029,609   2,110,654    2,201,156
 5..................................      155,169             900,277       2,163,645   2,288,504    2,433,459
 6..................................      155,169           1,108,218       2,294,341   2,472,923    2,688,568
 7..................................      155,169           1,326,556       2,421,383   2,663,833    2,968,486
 8..................................      155,169           1,555,811       2,544,598   2,861,295    3,275,576
 9..................................      155,169           1,796,529       2,663,625   3,065,181    3,612,246
10..................................      155,169           2,049,283       2,778,107   3,275,349    3,981,153
15..................................      155,169           3,515,739       3,264,114   4,408,631    6,416,759
20..................................      155,169           5,387,349       3,532,080   5,612,492    9,426,261
30..................................      155,169          10,824,707       2,814,969   7,507,527   20,077,133
40..................................            0          18,125,780       1,500,000   1,610,242   40,911,722

                                                END OF YEAR
                                            INVESTMENT BASE AND
                                             NET CASH SURRENDER                      END OF YEAR
                                                VALUE(3)(4)                        CASH VALUE(3)(5)
                                        ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
                                          ANNUAL RATE OF RETURN OF             ANNUAL RATE OF RETURN OF
                                     ----------------------------------   ----------------------------------
 CONTRACT YEAR                          0%          6%          12%          0%          6%          12%
 -------------                       ---------   ---------   ----------   ---------   ---------   ----------
 1................................     109,474     116,087      122,701     109,474     116,087      122,701
 2................................     252,357     274,522      297,475     252,357     274,522      297,475
 3................................     392,451     439,346      489,748     392,451     439,346      489,748
 4................................     529,609     610,654      701,156     529,609     610,654      701,156
 5................................     663,645     788,504      933,459     663,645     788,504      933,459
 6................................     794,341     972,923    1,188,568     794,341     972,923    1,188,568
 7................................     921,383   1,163,833    1,468,486     921,383   1,163,833    1,468,486
 8................................   1,044,598   1,361,295    1,775,576   1,044,598   1,361,295    1,775,576
 9................................   1,163,625   1,565,181    2,112,246   1,163,625   1,565,181    2,112,246
10................................   1,278,107   1,775,349    2,481,153   1,278,107   1,775,349    2,481,153
15................................   1,764,114   2,908,631    4,916,759   1,764,114   2,908,631    4,916,759
20................................   2,032,080   4,112,492    7,926,261   2,032,080   4,112,492    7,926,261
30................................   1,314,969   6,007,527   18,577,133   1,314,969   6,007,527   18,577,133
40................................           0     110,242   39,411,722           0     110,242   39,411,722

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered or lapses within 24 months after issue, the contract owner will also receive any excess sales load previously deducted, except to the extent it is applied to keep the Contract in force.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and maximum mortality charges, the guarantee period extends until the younger insured's attained age 100 in contract years 32 and 16. Once the guarantee period extends until the younger insured's attained age 100, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after the guarantee period extends until the younger insured's attained age 100.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    EXAMPLES

ADDITIONAL PAYMENTS

As of the processing date on or next following receipt and acceptance of an additional payment, Merrill Lynch Life will increase the guarantee period if the guarantee period prior to receipt and acceptance of an additional payment does not extend to the younger insured's attained age 100.

Merrill Lynch Life will determine the increase in the guarantee period by taking the immediate increase in the cash value resulting from the additional payment and adding to that interest at the annual rate of 4.5% for the period from the date Merrill Lynch Life receives and accepts the payment to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is added to the fixed base and the resulting new fixed base is used to calculate a new guarantee period.

The amount of the increase in the guarantee period will depend on the amount of the additional payment and the contract year in which it is received and accepted. If additional payments of different amounts were made at the same time to equivalent Contracts, the Contract to which the larger payment is applied would have a larger increase in the guarantee period.

Example 1 shows the effect on the guarantee period of a $42,132 additional payment received and accepted at the beginning of contract year ten. Example 2 shows the effect of a $84,264 additional payment received and accepted at the beginning of contract year ten. Example 3 shows the effect of a $42,132 additional payment received and accepted at the beginning of contract year 15. All three examples assume that death benefit option 1 has been elected, that annual payments of $42,132 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                     FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                INITIAL PAYMENT PLUS ANNUAL PAYMENTS OF $42,132
                           FACE AMOUNT: $1.5 MILLION
                      INITIAL GUARANTEE PERIOD: 7.50 YEARS
                            DEATH BENEFIT OPTION: 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                                  EXAMPLE 1
                    --------------------------------------

                     CONTRACT  ADDITIONAL    INCREASE IN
                     YEAR       PAYMENT    GUARANTEE PERIOD
                    --------   ----------  ----------------

                     10        $42,132     1 year

                                  EXAMPLE 2
                    --------------------------------------
                    CONTRACT   ADDITIONAL    INCREASE IN
                     YEAR       PAYMENT    GUARANTEE PERIOD
                    --------   ----------  ----------------
                       10      $84,264      2 years

                                  EXAMPLE 3
                    --------------------------------------
                    CONTRACT  ADDITIONAL    INCREASE IN
                     YEAR       PAYMENT   GUARANTEE PERIOD
                    --------  ----------  ----------------
                       15     $42,132       .75 years

PARTIAL WITHDRAWALS

As of the processing date on or next following the effective date of a partial withdrawal, Merrill Lynch Life calculates a new guarantee period. This is done by taking the immediate decrease in cash value resulting from the partial withdrawal and adding to that amount interest at an annual rate of 4.5% for the period from the date of the withdrawal to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is subtracted from the fixed base and the resulting new fixed base is used to calculate a new guarantee period.

The amount of the reduction in the guarantee period will depend on the amount of the withdrawal, the face amount at the time of the withdrawal and the contract year in which the withdrawal is made. If made at the same time to equivalent Contracts, a larger withdrawal would result in a greater reduction in the guarantee period than a smaller withdrawal. The same partial withdrawal made at the same time from Contracts with the same guarantee periods but with different face amounts would result in a greater reduction in the guarantee period for the Contract with the smaller face amount.

Examples 1 and 2 show the effect on the guarantee period of partial withdrawals for $30,000 and $60,000 taken at the beginning of contract year five. Example 3 shows the effect on the guarantee period of a $60,000 partial withdrawal taken at the beginning of contract year ten. All three examples assume that death benefit option 1 has been elected, that annual payments of $42,132 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                     FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                INITIAL PAYMENT PLUS ANNUAL PAYMENTS OF $42,132
                           FACE AMOUNT: $1.5 MILLION
                          GUARANTEE PERIOD: 7.50 YEARS
                            DEATH BENEFIT OPTION: 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                                  EXAMPLE 1
                    --------------------------------------
                    CONTRACT   PARTIAL      DECREASE IN
                     YEAR     WITHDRAWAL  GUARANTEE PERIOD
                    --------  ----------  ----------------
                       5       $30,000       1.25 years

                                  EXAMPLE 2
                    --------------------------------------
                    CONTRACT   PARTIAL      DECREASE IN
                     YEAR     WITHDRAWAL  GUARANTEE PERIOD
                    --------  ----------  ----------------
                        5      $60,000        3 years

                                  EXAMPLE 3
                    --------------------------------------
                    CONTRACT   PARTIAL      DECREASE IN
                     YEAR     WITHDRAWAL  GUARANTEE PERIOD
                    --------  ----------  ----------------
                        10     $60,000         1 year

CHANGING THE DEATH BENEFIT OPTION

On each contract anniversary beginning with the first, the contract owner may change the death benefit option by switching from option 1 to option 2 or from option 2 to option 1. Merrill Lynch Life will change the face amount of the Contract in order to keep the death benefit constant on the effective date of the change. Therefore, if the change is from option 1 to option 2, the face amount of the Contract will be decreased by the cash value on the date of the change. If the change is from option 2 to option 1, the face amount of the Contract will be increased by the cash value on the date of the change.

Example 1 shows the effect on the face amount of a change from option 1 to option 2 and Example 2 shows the effect on the face amount of a change from option 2 to option 1. The face amount before each change is $500,000.

                                   EXAMPLE 1
          ------------------------------------------------------------
                              Before Option Change
                     Death Benefit under Option 1: $500,000
                             Face Amount: $500,000
                              Cash Value: $40,000

                              After Option Change
                     Death Benefit under Option 2: $500,000
                             Face Amount: $460,000
                              Cash Value: $40,000

                                   EXAMPLE 2
          ------------------------------------------------------------
                              Before Option Change
                     Death Benefit under Option 2: $540,000
                             Face Amount: $500,000
                              Cash Value: $40,000

                              After Option Change
                     Death Benefit under Option 1: $540,000
                             Face Amount: $540,000
                              Cash Value: $40,000

REDUCTION IN FACE AMOUNT

As of the contract anniversary next following approval of a reduction in face amount, Merrill Lynch Life calculates a new guarantee period using the new lower face amount (plus any additional insurance rider face amount) and the fixed base on that date.

The amount of the increase in the guarantee period will depend on the amount of the reduction in face amount, the face amount at the time of the reduction and the contract year in which it is effective. If face amount reductions of different amounts were made at the same time to equivalent contracts, the contract to which the larger face amount reduction is applied would have a larger increase in the guarantee period.

Example 1 shows the effect on the guarantee period of a $100,000 reduction in face amount effective at the beginning of contract year ten. Example 2 shows the effect on the guarantee period of a $200,000 reduction in face amount effective at the beginning of contract year ten. Example 3 shows the effect on the guarantee period of a $200,000 reduction in face amount effective at the beginning of contract year fifteen. All three examples assume that death benefit option 1 has been elected, that annual payments have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                     FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                INITIAL PAYMENT PLUS ANNUAL PAYMENTS OF $42,132
                           FACE AMOUNT: $1.5 MILLION
                      INITIAL GUARANTEE PERIOD: 7.5 YEARS
                            DEATH BENEFIT OPTION: 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                                   EXAMPLE 1
          -----------------------------------------------------------
          CONTRACT            FACE AMOUNT              INCREASE IN
           YEAR                REDUCTION             GUARANTEE PERIOD
          --------            -----------            ----------------
             10                $100,000                  .75 yrs

                                   EXAMPLE 2
          -----------------------------------------------------------
          CONTRACT            FACE AMOUNT              INCREASE IN
           YEAR                REDUCTION             GUARANTEE PERIOD
          --------            -----------            ----------------
             10                $200,000                  1.5 yrs

                                   EXAMPLE 3
          -----------------------------------------------------------
          CONTRACT            FACE AMOUNT              INCREASE IN
           YEAR                REDUCTION             GUARANTEE PERIOD
          --------            -----------            ----------------
             15                $200,000                  1.75 yrs

The reduction will not be permitted if the face amount would be less than $250,000 or if the resulting guarantee period would extend beyond the younger insured's attained age 100.

                MORE ABOUT MERRLLL LYNCH LIFE INSURANCE COMPANY

DIRECTORS AND EXECUTIVE OFFICERS

Merrill Lynch Life's directors and executive officers and their positions with Merrill Lynch Life are as follows:

                NAME                       POSITION(S) WITH THE COMPANY
                ----                       ----------------------------
Anthony J. Vespa                       Chairman of the Board, President,
                                       and Chief Executive Officer
Joseph E. Crowne, Jr.                  Director, Senior Vice President,
                                       Chief Financial Officer, Chief
                                       Actuary, and Treasurer
Barry G. Skolnick                      Director, Senior Vice President,
                                       General Counsel, and Secretary
David M. Dunford                       Director, Senior Vice President, and
                                       Chief Investment Officer
Gail R. Farkas                         Director and Senior Vice President

Robert J. Boucher                      Senior Vice President, Variable Life
                                       Administration

Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Each has held various executive positions with insurance company subsidiaries of Merrill Lynch Life's indirect parent, Merrill Lynch & Co., Inc. The principal positions of Merrill Lynch Life's directors and executive officers for the past five years are listed below:

Mr. Vespa joined Merrill Lynch Life in January 1994. Since February 1994, he has held the position of Senior Vice President of MLPF&S. From February 1991 to February 1994, he held the position of District Director and First Vice President of MLPF&S.

Mr. Crowne joined Merrill Lynch Life in June 1991.

Mr. Skolnick joined Merrill Lynch Life in November 1990. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc. and First Vice President and Assistant General Counsel of MLPF&S.

Mr. Dunford joined Merrill Lynch Life in July 1990.

Ms. Farkas joined Merrill Lynch Life in August 1995. Prior to August 1995 she held the position of Director of Market Planning of MLPF&S.

Mr. Boucher joined Merrill Lynch Life in May 1992.

No shares of Merrill Lynch Life are owned by any of its officers or directors, as it is a wholly owned subsidiary of MLIG. The officers and directors of Merrill Lynch Life, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.

SERVICES ARRANGEMENT

Merrill Lynch Life and MLIG are parties to a service agreement pursuant to which MLIG has agreed to provide certain data processing, legal, actuarial, management, advertising and other services to Merrill Lynch Life, including services related to the Separate Account and the Contracts. Expenses incurred by MLIG in relation to this service agreement are reimbursed by Merrill Lynch Life on an allocated cost basis. Charges billed to Merrill Lynch Life by MLIG pursuant to the agreement were $43.0 million for the year ended December 31, 1997.

STATE REGULATION

Merrill Lynch Life is subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department (the "Insurance Department"). A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance Department each year covering Merrill Lynch Life's operations for the preceding year and its financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Merrill Lynch Life's books and accounts are subject to review by the Insurance Department at all times. A full examination of Merrill Lynch Life's operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. Merrill Lynch Life is also subject to the insurance laws and regulations of all jurisdictions in which it is licensed to do business.

YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Separate Account could be adversely affected if the computer systems used by Merrill Lynch Life or the other service providers do not properly address this problem prior to January 1, 2000. Merrill Lynch & Co., Inc. has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on Merrill Lynch Life. Currently, Merrill Lynch Life does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Contracts at current levels. In addition, Merrill Lynch Life has sought assurances from the other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and Merrill Lynch Life will continue to monitor the situation. At this time, however, no assurance can be given that the other service providers have anticipated every step necessary to avoid any adverse effect on the Separate Account attributable to the Year 2000 Problem.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Merrill Lynch Life and MLPF&S are engaged in various kinds of routine litigation that, in the Company's judgment, is not material to Merrill Lynch Life's total assets or to MLPF&S.

EXPERTS

The financial statements of Merrill Lynch Life as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 and of the Separate Account as of December 31, 1997 and for the periods presented, included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.

Actuarial matters included in this Prospectus have been examined by Joseph E. Crowne, Jr., F.S.A., Chief Actuary and Chief Financial Officer of Merrill Lynch Life, as stated in his opinion filed as an exhibit to the registration statement.

LEGAL MATTERS

The organization of the Company, its authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, Merrill Lynch Life's Senior Vice President and

General Counsel. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities and tax laws.

REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:


We have audited the accompanying statement of net assets of Merrill Lynch Variable Life Separate Account (the "Account") as of December 31, 1997 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1997 and the results of its operations and the changes in its net assets for the above periods in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.




January 30, 1998

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997

ASSETS:                                                                    Cost                 Shares             Market Value
                                                                  --------------------- --------------------- ---------------------
Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Money Reserve Portfolio                                         $         63,548,989            63,548,989  $         63,548,989
  Intermediate Government Bond Portfolio                                    16,287,173             1,499,605            16,615,628
  Long-Term Corporate Bond Portfolio                                        14,688,340             1,286,854            15,081,929
  Capital Stock Portfolio                                                   31,767,842             1,432,533            38,377,551
  Growth Stock Portfolio                                                    31,877,145             1,299,502            42,649,668
  Multiple Strategy Portfolio                                               23,862,232             1,462,641            27,746,299
  High Yield Portfolio                                                      24,354,668             2,683,014            24,656,900
  Natural Resources Portfolio                                                2,458,404               274,536             2,229,229
  Global Strategy Portfolio                                                 35,197,639             2,253,795            39,306,193
  Balanced Portfolio                                                        11,034,733               781,572            12,333,202
                                                                  ---------------------                       ---------------------
                                                                           255,077,165                                 282,545,588
                                                                  ---------------------                       ---------------------
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
  Global Utility Focus Fund                                                  1,558,534               130,418             1,935,402
  International Equity Focus Fund                                           11,156,709               974,056            10,519,807
  Global Bond Focus Fund                                                     1,025,067               107,954             1,006,132
  Basic Value Focus Fund                                                    35,554,181             2,579,307            40,856,227
  Developing Capital Markets Focus Fund                                      6,278,665               620,296             5,719,129
  Special Value Focus Fund                                                   3,373,872               127,997             3,551,930
  Index 500 Fund                                                             4,171,380               331,379             4,466,348
                                                                  ---------------------                       ---------------------
                                                                            63,118,408                                  68,054,975
                                                                  ---------------------                       ---------------------
Investments in Alliance Variable Products Series Funds, Inc. (Note 1):
  Premier Growth Portfolio                                                   5,998,849              295,092             6,193,975
                                                                  ---------------------                       ---------------------
                                                                             5,998,849                                   6,193,975
                                                                  ---------------------                       ---------------------
Investments in MFS Variable Insurance Trust (Note 1):
  MFS Emerging Growth Series                                                 3,249,675              205,369             3,314,658
  MFS Research Series                                                        3,500,889              225,966             3,568,009
                                                                  ---------------------                       ---------------------
                                                                             6,750,564                                   6,882,667
                                                                  ---------------------                       ---------------------
Investments in AIM Variable Insurance Funds, Inc. (Note 1):
  AIM V.I. Value Fund                                                        4,009,482              188,947             3,935,762
  AIM V.I. Capital Appreciation Fund                                         1,397,918               61,976             1,347,969
                                                                  ---------------------                       ---------------------
                                                                             5,407,400                                   5,283,731
                                                                  ---------------------                       ---------------------




(continued)

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997 (continued)

                                                                                                 Units
                                                                                          -------------------

Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through K (Note 1):
     1998 Trust                                                                839,634             1,014,604             1,009,270
     1999 Trust                                                              1,011,110             1,300,432             1,222,783
     2000 Trust                                                                781,003             1,051,825               936,408
     2001 Trust                                                                275,431               353,946               298,380
     2002 Trust                                                                623,381               895,700               711,490
     2003 Trust                                                                306,347               482,014               351,393
     2004 Trust                                                              1,035,942             1,774,066             1,253,773
     2005 Trust                                                                645,329             1,134,921               763,564
     2006 Trust                                                                247,754               461,086               297,451
     2007 Trust                                                                155,638               299,730               181,444
     2008 Trust                                                                358,569               750,730               419,335
     2009 Trust                                                                 59,970               154,854                81,380
     2010 Trust                                                                530,796             1,107,010               541,904
     2011 Trust                                                                122,023               363,895               169,517
     2013 Trust                                                                160,468               493,562               202,637
     2014 Trust                                                              2,895,201             9,692,115             3,711,886
                                                                  ---------------------                       ---------------------
                                                                            10,048,596                                  12,152,615
                                                                  ---------------------                       ---------------------
  TOTAL ASSETS                                                    $        346,400,982                                 381,113,551
                                                                  =====================                       =====================

LIABILITIES:
Payable to Merrill Lynch Life Insurance Company                                                                         13,766,872
                                                                                                              ---------------------
  TOTAL LIABILITIES                                                                                                     13,766,872
                                                                                                              ---------------------
  NET ASSETS                                                                                                  $        367,346,679
                                                                                                              =====================

See Notes to Financial Statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                           1997                  1996                  1995
                                                                  --------------------- --------------------- ---------------------
Investment Income:
 Reinvested Dividends                                             $         18,534,136  $         12,043,745  $          7,040,646
 Mortality and Expense Charges (Note 3)                                     (2,791,171)           (1,751,522)           (1,098,797)
 Transaction Charges (Note 4)                                                  (36,928)              (28,838)              (18,263)
                                                                  --------------------- --------------------- ---------------------
  Net Investment Income                                                     15,706,037            10,263,385             5,923,586
                                                                  --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                                 2,063,224               (45,179)             (309,482)
 Net Unrealized Gains                                                       18,236,659             8,986,838            10,659,883
                                                                  --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains                                         20,299,883             8,941,659            10,350,401
                                                                  --------------------- --------------------- ---------------------
Increase in Net Assets
 Resulting from Operations                                                  36,005,920            19,205,044            16,273,987
                                                                  --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                                  99,960,767            70,164,840            57,600,863
 Transfers of Policy Loading, Net (Note 3)                                   4,809,499             3,408,619             2,992,695
 Transfers Due to Deaths                                                    (1,185,686)             (813,683)           (1,461,703)
 Transfers Due to Other Terminations                                        (3,656,934)           (2,808,710)           (2,139,618)
 Transfers Due to Policy Loans                                              (2,605,297)           (2,600,351)           (1,721,984)
 Transfers of Cost of Insurance                                             (4,830,049)           (3,101,640)           (2,101,569)
 Transfers of Loan Processing Charges                                          (75,863)              (50,705)              (28,928)
                                                                  --------------------- --------------------- ---------------------
Increase in Net Assets
 Resulting from Principal Transactions                                      92,416,437            64,198,370            53,139,756
                                                                  --------------------- --------------------- ---------------------

Increase in Net Assets                                                     128,422,357            83,403,414            69,413,743
Net Assets Beginning Balance                                               238,924,322           155,520,908            86,107,165
                                                                  --------------------- --------------------- ---------------------
Net Assets Ending Balance                                         $        367,346,679  $        238,924,322  $        155,520,908
                                                                  ===================== ===================== =====================

See Notes to Financial Statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
Notes to Financial Statements

1. Merrill Lynch Variable Life Separate Account ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life") was established to support the operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill"). The Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of thirty-eight investment divisions (thirty-nine during the year). At any point in time, the Account may or may not be invested in all available divisions. Ten of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. Seven of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch
   Variable Series Funds, Inc. One of the investment divisions invests in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. Two of the investments divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust. Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. Sixteen of the investment divisions (seventeen during the year) each invest in the securities of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through K ("Zero Trusts"). Each trust of the Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust.

   The assets of the Account are registered in the name of Merrill Lynch Life. The portion of the Account's assets attributable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. The following is a summary of significant accounting policies of the Account:

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares and units held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred which is attributable to the Account if the law is changed. Contract loading, however, includes a charge for a significantly higher Federal income tax liability of Merrill Lynch Life (see Note 3). Charges for state and local taxes, if any, attributable to the Account may also be made.

3. Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges at a rate of .9% (on an annual basis) of the net assets of the Account to cover these risks.

   Merrill Lynch Life makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through tenth Contract anniversaries. The deductions are for (1) sales load, (2) Federal income taxes, and (3) state and local premium taxes.

   In addition, the cost of providing life insurance coverage for the insureds will be deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex (except where unisex rates are required by state law), attained age of each insured and the Contract's net amount at risk.

4. Merrill Lynch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., a subsidiary of Merrill and sponsor of the Zero Trusts, on the sale of Zero Trust units to the Account. Merrill Lynch Life deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of .34% (annually at the beginning of the year) of net assets for Contract owners.

5. Effective following the close of business on August 15, 1997,the Equity Growth Fund was renamed the Special Value
   Focus Fund. The Fund's investment objective was not modified.

   Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund; and the Fund's investment objective was modified.

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                        Divisions Investing In
                                                                  -----------------------------------------------------------------
                                                                                             Intermediate            Long-Term
                                                     Total                 Money              Government             Corporate
                                                   Separate               Reserve                Bond                  Bond
                                                    Account              Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $         18,534,136  $          3,061,142  $          1,024,278  $            853,881
 Mortality and Expense Charges                        (2,791,171)             (432,030)             (139,164)             (116,107)
 Transaction Charges                                     (36,928)                    0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                        15,706,037             2,629,112               885,114               737,774
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                           2,063,224                     0                28,903              (129,911)
 Net Unrealized Gains (Losses)                        18,236,659                     0               202,623               399,513
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)          20,299,883                     0               231,526               269,602
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            36,005,920             2,629,112             1,116,640             1,007,376
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            99,960,767            80,752,279               309,156               618,629
 Transfers of Policy Loading, Net                      4,809,499             5,431,651               (94,415)              (65,801)
 Transfers Due to Deaths                              (1,185,686)             (211,759)              (34,457)              (48,608)
 Transfers Due to Other Terminations                  (3,656,934)             (527,652)             (199,221)             (257,966)
 Transfers Due to Policy Loans                        (2,605,297)             (661,570)              (19,762)              (84,885)
 Transfers of Cost of Insurance                       (4,830,049)             (961,359)             (186,799)             (177,136)
 Transfers of Loan Processing Charges                    (75,863)              (14,418)               (2,364)               (2,193)
 Transfers Among Investment Divisions                          0           (79,759,226)              988,023             3,327,999
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                92,416,437             4,047,946               760,161             3,310,039
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                    128,422,357             6,677,058             1,876,801             4,317,415
Net Assets Beginning Balance                         238,924,322            44,182,360            14,833,421            10,756,980
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        367,346,679  $         50,859,418  $         16,710,222  $         15,074,395
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------

                                                    Capital               Growth               Multiple                High
                                                     Stock                 Stock               Strategy                Yield
                                                   Portfolio             Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          1,534,321  $          2,954,096  $          1,430,984  $          1,815,929
 Mortality and Expense Charges                          (304,549)             (317,291)             (222,898)             (175,173)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         1,229,772             2,636,805             1,208,086             1,640,756
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             177,958               519,115               (43,217)               66,054
 Net Unrealized Gains (Losses)                         4,630,014             6,064,599             2,796,441                (5,499)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)           4,807,972             6,583,714             2,753,224                60,555
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             6,037,744             9,220,519             3,961,310             1,701,311
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,655,250             3,002,127             1,618,485             1,133,832
 Transfers of Policy Loading, Net                         23,121                23,716              (122,374)              (57,681)
 Transfers Due to Deaths                                 (93,442)             (110,623)             (132,745)              (97,350)
 Transfers Due to Other Terminations                    (484,772)             (324,025)             (390,645)             (204,648)
 Transfers Due to Policy Loans                          (235,369)             (485,892)              (84,527)             (113,971)
 Transfers of Cost of Insurance                         (486,711)             (543,329)             (360,114)             (275,393)
 Transfers of Loan Processing Charges                     (7,416)               (9,043)               (4,636)               (5,844)
 Transfers Among Investment Divisions                  5,273,125             6,858,211             2,873,888             9,318,948
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 6,643,786             8,411,142             3,397,332             9,697,893
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     12,681,530            17,631,661             7,358,642            11,399,204
Net Assets Beginning Balance                          25,862,344            24,989,798            20,376,299            13,166,433
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         38,543,874  $         42,621,459  $         27,734,941  $         24,565,637
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                                                      Global
                                                    Natural               Global                                      Utility
                                                   Resources             Strategy              Balanced                Focus
                                                   Portfolio             Portfolio             Portfolio               Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             16,971  $          1,984,898  $          1,063,388  $             48,805
 Mortality and Expense Charges                           (22,152)             (322,626)              (95,480)              (13,670)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (5,181)            1,662,272               967,908                35,135
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             111,013               196,560                49,619                49,962
 Net Unrealized Gains (Losses)                          (413,042)            1,050,704               545,849               269,176
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)            (302,029)            1,247,264               595,468               319,138
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (307,210)            2,909,536             1,563,376               354,273
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               171,332             3,285,567               747,249               111,780
 Transfers of Policy Loading, Net                        (10,221)             (115,769)              (66,625)               (4,198)
 Transfers Due to Deaths                                       0              (138,684)              (45,737)                    0
 Transfers Due to Other Terminations                     (44,526)             (511,741)              (94,509)              (11,478)
 Transfers Due to Policy Loans                               362              (258,709)              (63,906)              (14,092)
 Transfers of Cost of Insurance                          (32,834)             (576,387)             (156,716)              (19,823)
 Transfers of Loan Processing Charges                       (319)              (10,810)               (2,576)                 (130)
 Transfers Among Investment Divisions                    212,353             6,664,342             1,705,254               374,103
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   296,147             8,337,809             2,022,434               436,162
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (11,063)           11,247,345             3,585,810               790,435
Net Assets Beginning Balance                           2,239,532            28,040,964             8,573,557             1,144,485
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,228,469  $         39,288,309  $         12,159,367  $          1,934,920
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                 International            Global                 Basic              Developing
                                                    Equity                 Bond                  Value                Capital
                                                    Focus                  Focus                 Focus             Markets Focus
                                                     Fund                  Fund                  Fund                  Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            214,325  $             61,646  $          2,148,291  $             92,408
 Mortality and Expense Charges                           (92,275)               (8,564)             (280,173)              (58,702)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           122,050                53,082             1,868,118                33,706
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             193,102                (8,217)              319,132                87,634
 Net Unrealized Gains (Losses)                        (1,033,706)              (32,725)            2,665,523              (718,388)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)            (840,604)              (40,942)            2,984,655              (630,754)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (718,554)               12,140             4,852,773              (597,048)
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             1,097,659               112,341             2,539,207               796,454
 Transfers of Policy Loading, Net                         (9,101)                 (502)              (81,910)                1,174
 Transfers Due to Deaths                                (108,221)                    0               (98,994)              (37,303)
 Transfers Due to Other Terminations                     (55,367)               (9,771)             (200,584)              (63,117)
 Transfers Due to Policy Loans                           (19,024)              (11,222)             (322,540)              (63,397)
 Transfers of Cost of Insurance                         (169,695)              (15,333)             (502,869)              (93,497)
 Transfers of Loan Processing Charges                     (2,465)                  (14)               (5,680)               (1,150)
 Transfers Among Investment Divisions                  2,569,724               (20,382)           15,311,530               779,810
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 3,303,510                55,117            16,638,160             1,318,974
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      2,584,956                67,257            21,490,933               721,926
Net Assets Beginning Balance                           7,794,744               938,559            19,345,706             4,934,396
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         10,379,700  $          1,005,816  $         40,836,639  $          5,656,322
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                    Special                                                            MFS
                                                     Value                 Index                Premier              Emerging
                                                     Focus                  500                 Growth                Growth
                                                     Fund                  Fund                Portfolio              Series
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             85,609  $                  0  $                888  $                  0
 Mortality and Expense Charges                           (25,040)              (15,755)              (16,038)              (10,636)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            60,569               (15,755)              (15,150)              (10,636)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              25,948                 4,833                17,322                31,933
 Net Unrealized Gains (Losses)                           139,551               294,968               195,126                64,983
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             165,499               299,801               212,448                96,916
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               226,068               284,046               197,298                86,280
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               132,757                53,563               201,131                68,836
 Transfers of Policy Loading, Net                         (4,099)               (2,313)                7,645                 3,043
 Transfers Due to Deaths                                       0               (15,178)                    0                     0
 Transfers Due to Other Terminations                      (5,437)               (2,863)               (1,986)               (4,728)
 Transfers Due to Policy Loans                            (4,230)                 (395)              (18,646)              (10,611)
 Transfers of Cost of Insurance                          (31,479)              (19,968)              (30,555)              (30,261)
 Transfers of Loan Processing Charges                       (311)                 (626)               (1,029)                 (518)
 Transfers Among Investment Divisions                  1,570,344             4,154,793             5,681,005             3,187,612
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 1,657,545             4,167,013             5,837,565             3,213,373
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      1,883,613             4,451,059             6,034,863             3,299,653
Net Assets Beginning Balance                           1,667,274                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          3,550,887  $          4,451,059  $          6,034,863  $          3,299,653
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                               AIM V.I.
                                                     MFS                  AIM V.I.             Capital
                                                   Research                Value             Appreciation              1997
                                                    Series                 Fund                  Fund                  Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $            124,894  $             17,382  $                  0
 Mortality and Expense Charges                           (10,708)               (9,699)               (4,667)                 (356)
 Transaction Charges                                           0                     0                     0                  (129)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (10,708)              115,195                12,715                  (485)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              14,825                 7,233                18,270                32,599
 Net Unrealized Gains (Losses)                            67,120               (73,720)              (49,949)              (30,951)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              81,945               (66,487)              (31,679)                1,648
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                71,237                48,708               (18,964)                1,163
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                86,976                56,856                55,299                     0
 Transfers of Policy Loading, Net                          2,776                   (53)                1,870                (1,313)
 Transfers Due to Deaths                                       0               (11,341)                    0                     0
 Transfers Due to Other Terminations                      (2,421)               (3,980)                 (150)                  216
 Transfers Due to Policy Loans                           (25,774)                   24               (11,453)                    0
 Transfers of Cost of Insurance                          (19,326)              (18,707)               (8,800)                 (331)
 Transfers of Loan Processing Charges                       (542)                 (664)                 (191)                   44
 Transfers Among Investment Divisions                  3,299,288             3,432,485             1,329,926              (353,324)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 3,340,977             3,454,620             1,366,501              (354,708)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      3,412,214             3,503,328             1,347,537              (353,545)
Net Assets Beginning Balance                                   0                     0                     0               353,545
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          3,412,214  $          3,503,328  $          1,347,537  $                  0
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     1998                  1999                  2000                  2001
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (8,966)              (10,685)               (8,105)               (2,038)
 Transaction Charges                                      (3,384)               (4,034)               (3,061)                 (772)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (12,350)              (14,719)              (11,166)               (2,810)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               5,521                 9,645                14,192                 3,810
 Net Unrealized Gains (Losses)                            49,493                61,471                45,718                14,238
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              55,014                71,116                59,910                18,048
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                42,664                56,397                48,744                15,238
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,016                 3,172                 9,609                 3,327
 Transfers of Policy Loading, Net                         (7,846)               (9,449)               (6,592)               (5,055)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                          59                    55               (29,935)                  (79)
 Transfers Due to Policy Loans                            (1,787)                2,400                (6,763)              (20,654)
 Transfers of Cost of Insurance                           (7,118)              (13,088)              (10,007)               (2,772)
 Transfers of Loan Processing Charges                        (50)                 (812)                 (234)                  (48)
 Transfers Among Investment Divisions                      4,943                22,918               135,012               143,929
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    (9,783)                5,196                91,090               118,648
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
Net Assets Beginning Balance                              32,881                61,593               139,834               133,886
                                                         975,982             1,160,676               796,195               164,361
Net Assets Ending Balance                   --------------------- --------------------- --------------------- ---------------------
                                            $          1,008,863  $          1,222,269  $            936,029  $            298,247
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2002                  2003                  2004                  2005
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (6,076)               (2,431)               (9,680)               (6,524)
 Transaction Charges                                      (2,295)                 (920)               (3,658)               (2,463)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (8,371)               (3,351)              (13,338)               (8,987)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               6,813                 5,427                38,160                10,438
 Net Unrealized Gains (Losses)                            48,467                22,626                73,112                69,622
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              55,280                28,053               111,272                80,060
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                46,909                24,702                97,934                71,073
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 6,610                28,786                18,132
 Transfers of Policy Loading, Net                         (4,924)                 (992)                  (60)               (4,530)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                           1                   (75)                3,305                (8,291)
 Transfers Due to Policy Loans                            (9,150)              (15,991)              (28,232)                    0
 Transfers of Cost of Insurance                           (7,559)               (3,882)              (11,795)               (8,283)
 Transfers of Loan Processing Charges                        (37)                 (415)                 (109)                  (19)
 Transfers Among Investment Divisions                     65,946               130,100               208,675               (13,957)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    44,277               115,355               200,570               (16,948)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         91,186               140,057               298,504                54,125
Net Assets Beginning Balance                             620,003               211,188               954,766               709,126
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            711,189  $            351,245  $          1,253,270  $            763,251
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2006                  2007                  2008                  2009
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (2,228)               (1,059)               (2,939)                 (705)
 Transaction Charges                                        (842)                 (402)               (1,111)                 (266)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (3,070)               (1,461)               (4,050)                 (971)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               1,717                   801                 3,163                 9,593
 Net Unrealized Gains (Losses)                            27,825                19,338                47,651                  (248)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              29,542                20,139                50,814                 9,345
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                26,472                18,678                46,764                 8,374
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                39,168                 1,717                38,579                16,681
 Transfers of Policy Loading, Net                           (919)                 (845)               (1,053)               (1,800)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (14)                  (93)                  (80)              (30,350)
 Transfers Due to Policy Loans                                 0                     0                (4,900)                    0
 Transfers of Cost of Insurance                           (1,902)               (1,181)               (3,846)               (1,535)
 Transfers of Loan Processing Charges                         (5)                  (18)                 (338)                    1
 Transfers Among Investment Divisions                         79               130,235               100,294                   (20)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    36,407               129,815               128,656               (17,023)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         62,879               148,493               175,420                (8,649)
Net Assets Beginning Balance                             234,452                32,876               243,741                90,000
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            297,331  $            181,369  $            419,161  $             81,351
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2010                  2011                  2013                  2014
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                     $                  0  $                  0
 Mortality and Expense Charges                            (4,808)               (1,691)               (1,378)              (28,105)
 Transaction Charges                                      (1,815)                 (637)                 (521)              (10,618)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (6,623)               (2,328)               (1,899)              (38,723)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              85,341                73,982                   479                23,472
 Net Unrealized Gains (Losses)                            (3,039)               49,240                31,648               651,287
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              82,302               123,222                32,127               674,759
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                75,679               120,894                30,228               636,036
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 5,603                 2,413                46,077               132,112
 Transfers of Policy Loading, Net                          7,604                (8,160)                3,553                (8,054)
 Transfers Due to Deaths                                  (1,244)                    0                     0                     0
 Transfers Due to Other Terminations                         375              (190,109)                  (33)                 (299)
 Transfers Due to Policy Loans                                 0                     0                     0               (10,631)
 Transfers of Cost of Insurance                           (4,517)               (2,471)               (1,587)              (31,084)
 Transfers of Loan Processing Charges                        (81)                   13                   (51)                 (765)
 Transfers Among Investment Divisions                   (100,379)              (75,903)                6,517               461,780
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (92,639)             (274,217)               54,476               543,059
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (16,960)             (153,323)               84,704             1,179,095
Net Assets Beginning Balance                             558,584               322,763               117,834             2,531,378
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            541,624  $            169,440  $            202,538  $          3,710,473
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                        Divisions Investing In
                                                                  -----------------------------------------------------------------
                                                                                             Intermediate            Long-Term
                                                     Total                 Money              Government             Corporate
                                                   Separate               Reserve                Bond                  Bond
                                                    Account              Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $         12,043,745  $          2,259,703  $            882,178  $            625,900
 Mortality and Expense Charges                        (1,751,522)             (338,561)             (118,016)              (83,645)
 Transaction Charges                                     (28,838)                    0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                        10,263,385             1,921,142               764,162               542,255
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (45,179)                    0                18,190               (69,537)
 Net Unrealized Gains (Losses)                         8,986,838                     0              (494,507)             (262,935)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)           8,941,659                     0              (476,317)             (332,472)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            19,205,044             1,921,142               287,845               209,783
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            70,164,840            57,111,336               274,240               441,258
 Transfers of Policy Loading, Net                      3,408,619             3,817,075               (65,305)              (45,661)
 Transfers Due to Deaths                                (813,683)             (279,751)              (18,739)              (40,588)
 Transfers Due to Other Terminations                  (2,808,710)             (380,432)              (76,682)             (101,534)
 Transfers Due to Policy Loans                        (2,600,351)           (1,084,294)              (52,385)              (42,333)
 Transfers of Cost of Insurance                       (3,101,640)             (629,669)             (140,278)             (119,430)
 Transfers of Loan Processing Charges                    (50,705)              (10,186)               (1,605)               (1,801)
 Transfers Among Investment Divisions                          0           (49,154,498)            2,922,480             2,331,559
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                64,198,370             9,389,581             2,841,726             2,421,470
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     83,403,414            11,310,723             3,129,571             2,631,253
Net Assets Beginning Balance                         155,520,908            32,871,637            11,703,850             8,125,727
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        238,924,322  $         44,182,360  $         14,833,421  $         10,756,980
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------

                                                    Capital               Growth               Multiple                High
                                                     Stock                 Stock               Strategy                Yield
                                                   Portfolio             Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          2,849,273  $            474,609  $          2,134,807  $            991,648
 Mortality and Expense Charges                          (189,168)             (168,016)             (161,312)              (93,784)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         2,660,105               306,593             1,973,495               897,864
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                            (192,580)               76,061              (205,247)              (38,619)
 Net Unrealized Gains (Losses)                           677,575             2,799,507               511,360               263,711
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             484,995             2,875,568               306,113               225,092
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             3,145,100             3,182,161             2,279,608             1,122,956
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,079,423             1,942,040             1,309,262               764,317
 Transfers of Policy Loading, Net                        (43,754)              (21,164)              (65,905)              (51,806)
 Transfers Due to Deaths                                 (92,681)               (8,492)              (75,789)               (3,979)
 Transfers Due to Other Terminations                    (321,383)             (260,142)             (312,254)             (358,814)
 Transfers Due to Policy Loans                          (145,225)             (397,438)             (171,503)             (204,029)
 Transfers of Cost of Insurance                         (328,889)             (333,742)             (276,061)             (163,545)
 Transfers of Loan Processing Charges                     (5,535)               (6,120)               (4,502)               (4,660)
 Transfers Among Investment Divisions                  4,872,794             7,878,892             1,654,189             4,143,862
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 6,014,750             8,793,834             2,057,437             4,121,346
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      9,159,850            11,975,995             4,337,045             5,244,302
Net Assets Beginning Balance                          16,702,494            13,013,803            16,039,254             7,922,131
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         25,862,344  $         24,989,798  $         20,376,299  $         13,166,433
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                                                      Global
                                                    Natural               Global                                      Utility
                                                   Resources             Strategy              Balanced                Focus
                                                   Portfolio             Portfolio             Portfolio               Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             35,904  $            658,077  $            339,821  $             26,694
 Mortality and Expense Charges                           (18,240)             (216,109)              (61,936)               (6,067)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            17,664               441,968               277,885                20,627
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              88,450                51,512                16,557                 6,978
 Net Unrealized Gains (Losses)                           143,526             2,581,792               341,710                68,172
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             231,976             2,633,304               358,267                75,150
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               249,640             3,075,272               636,152                95,777
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               181,972             2,473,052               553,126                47,855
 Transfers of Policy Loading, Net                         (3,920)              (44,092)              (27,821)                   40
 Transfers Due to Deaths                                       0              (158,560)               (1,125)                    0
 Transfers Due to Other Terminations                     (55,127)             (514,227)             (209,048)                 (554)
 Transfers Due to Policy Loans                           (22,880)             (192,425)              (60,254)               (5,578)
 Transfers of Cost of Insurance                          (28,415)             (421,815)             (118,014)              (10,007)
 Transfers of Loan Processing Charges                       (167)               (6,017)               (2,108)                 (145)
 Transfers Among Investment Divisions                    291,252             3,487,282             2,554,987               650,138
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   362,715             4,623,198             2,689,743               681,749
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        612,355             7,698,470             3,325,895               777,526
Net Assets Beginning Balance                           1,627,177            20,342,494             5,247,662               366,959
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,239,532  $         28,040,964  $          8,573,557  $          1,144,485
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                 International            Global                 Basic
                                                    Equity                 Bond                  Value             International
                                                    Focus                  Focus                 Focus                 Bond
                                                     Fund                  Fund                  Fund                  Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             58,526  $             29,074  $            596,893  $             19,027
 Mortality and Expense Charges                           (55,091)               (3,779)             (118,246)               (2,285)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                             3,435                25,295               478,647                16,742
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               1,353                   347                54,169                (2,241)
 Net Unrealized Gains (Losses)                           266,897                 7,902             1,807,802                  (796)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             268,250                 8,249             1,861,971                (3,037)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               271,685                33,544             2,340,618                13,705
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               756,559                40,516             1,276,821                44,422
 Transfers of Policy Loading, Net                         (3,515)                  509                (5,302)                  902
 Transfers Due to Deaths                                 (33,903)                    0               (68,358)                 (877)
 Transfers Due to Other Terminations                     (41,605)                 (552)             (123,456)                1,893
 Transfers Due to Policy Loans                           (64,171)                    0               (76,540)                 (988)
 Transfers of Cost of Insurance                         (114,440)               (5,978)             (241,687)               (4,818)
 Transfers of Loan Processing Charges                     (1,964)                 (147)               (2,269)                  (41)
 Transfers Among Investment Divisions                  2,803,185               284,230             7,975,786               218,985
 Transfer of Merged Funds                                      0               367,255                     0              (367,255)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 3,300,146               685,833             8,734,995              (107,777)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      3,571,831               719,377            11,075,613               (94,072)
Net Assets Beginning Balance                           4,222,913               219,182             8,270,093                94,072
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          7,794,744  $            938,559  $         19,345,706  $                  0
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                  Developing              Special
                                                    Capital                Value
                                                 Markets Focus             Focus                 1996                  1997
                                                     Fund                  Fund                  Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             61,179  $                432  $                  0  $                  0
 Mortality and Expense Charges                           (36,040)               (4,712)                 (249)               (2,858)
 Transaction Charges                                           0                     0                   (91)               (1,075)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            25,139                (4,280)                 (340)               (3,933)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (20,703)                 (914)               10,567                 1,373
 Net Unrealized Gains (Losses)                           250,904                38,506                (9,400)               14,566
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             230,201                37,592                 1,167                15,939
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               255,340                33,312                   827                12,006
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               610,043                25,818                     0                 3,518
 Transfers of Policy Loading, Net                         11,064                 1,255                  (728)               (2,396)
 Transfers Due to Deaths                                 (30,841)                    0                     0                     0
 Transfers Due to Other Terminations                     (31,692)               (1,214)                  159                   (67)
 Transfers Due to Policy Loans                           (57,503)                    0                     0                 1,090
 Transfers of Cost of Insurance                          (64,681)               (7,114)                 (210)               (3,936)
 Transfers of Loan Processing Charges                       (863)                 (221)                   23                   (46)
 Transfers Among Investment Divisions                  1,835,923             1,615,438              (222,425)               65,390
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 2,271,450             1,633,962              (223,181)               63,553
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      2,526,790             1,667,274              (222,354)               75,559
Net Assets Beginning Balance                           2,407,606                     0               222,354               277,986
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          4,934,396  $          1,667,274  $                  0  $            353,545
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     1998                  1999                  2000                  2001
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (8,548)               (9,461)               (6,622)                 (967)
 Transaction Charges                                      (3,218)               (3,562)               (2,493)                 (365)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (11,766)              (13,023)               (9,115)               (1,332)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               6,017                 5,854                12,442                   700
 Net Unrealized Gains (Losses)                            37,385                37,303                12,222                 4,215
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              43,402                43,157                24,664                 4,915
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                31,636                30,134                15,549                 3,583
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,729                 2,079                11,888                 1,320
 Transfers of Policy Loading, Net                         (7,282)               (9,924)               (4,276)                 (634)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (17,187)               13,021                   (80)               (9,468)
 Transfers Due to Policy Loans                               (34)                3,211               (12,327)                    0
 Transfers of Cost of Insurance                           (6,841)              (12,333)               (7,564)                 (930)
 Transfers of Loan Processing Charges                        (90)                 (606)                 (122)                  (44)
 Transfers Among Investment Divisions                    151,070               136,353                52,712               114,790
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   122,365               131,801                40,231               105,034
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        154,001               161,935                55,780               108,617
Net Assets Beginning Balance                             821,981               998,741               740,415                55,744
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            975,982  $          1,160,676  $            796,195  $            164,361
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2002                  2003                  2004                  2005
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (4,865)               (1,249)               (7,310)               (7,624)
 Transaction Charges                                      (1,836)                 (471)               (2,753)               (2,871)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (6,701)               (1,720)              (10,063)              (10,495)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               3,431                   936                17,968                48,027
 Net Unrealized Gains (Losses)                            10,227                 4,471               (10,934)              (65,787)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              13,658                 5,407                 7,034               (17,760)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 6,957                 3,687                (3,029)              (28,255)
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 9,067                24,881                21,785
 Transfers of Policy Loading, Net                         (2,544)                 (127)               (5,811)               (3,031)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                        (335)                  (86)               17,456               (23,693)
 Transfers Due to Policy Loans                            (3,280)                    0                (3,357)               (2,263)
 Transfers of Cost of Insurance                           (6,687)               (2,134)              (11,301)               (8,848)
 Transfers of Loan Processing Charges                        (65)                 (369)                 (254)                  (38)
 Transfers Among Investment Divisions                    429,537                95,804               127,953               115,644
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   416,626               102,155               149,567                99,556
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        423,583               105,842               146,538                71,301
Net Assets Beginning Balance                             196,420               105,346               808,228               637,825
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            620,003  $            211,188  $            954,766  $            709,126
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2006                  2007                  2008                  2009
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (1,207)                 (282)               (1,849)                 (689)
 Transaction Charges                                        (456)                 (107)                 (697)                 (259)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (1,663)                 (389)               (2,546)                 (948)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                 655                   202                 2,072                   542
 Net Unrealized Gains (Losses)                             3,403                  (764)               (4,484)               (1,142)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)               4,058                  (562)               (2,412)                 (600)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 2,395                  (951)               (4,958)               (1,548)
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 1,301                33,415                     0
 Transfers of Policy Loading, Net                           (506)                 (218)                  556                  (158)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (15)                   (2)                  (65)                  (22)
 Transfers Due to Policy Loans                                 0                     0                 1,630                     0
 Transfers of Cost of Insurance                           (1,015)                 (385)               (2,980)               (1,195)
 Transfers of Loan Processing Charges                        (23)                   (1)                 (304)                   (4)
 Transfers Among Investment Divisions                    162,335                     2                22,434                20,781
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   160,776                   697                54,686                19,402
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        163,171                  (254)               49,728                17,854
Net Assets Beginning Balance                              71,281                33,130               194,013                72,146
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            234,452  $             32,876  $            243,741  $             90,000
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2010                  2011                  2013                  2014
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (3,648)               (2,818)                 (822)              (15,447)
 Transaction Charges                                      (1,376)               (1,061)                 (310)               (5,837)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (5,024)               (3,879)               (1,132)              (21,284)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              (1,501)                3,521                 2,269                55,970
 Net Unrealized Gains (Losses)                             5,242              (124,824)               (1,550)               75,563
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)               3,741              (121,303)                  719               131,533
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                (1,283)             (125,182)                 (413)              110,249
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,719                 2,406                47,499                68,173
 Transfers of Policy Loading, Net                          4,058                (1,867)                4,531               (13,624)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                        (218)                  (13)                   26                (1,298)
 Transfers Due to Policy Loans                            (7,845)                    0                   370                     0
 Transfers of Cost of Insurance                           (3,366)               (3,609)               (1,853)              (17,870)
 Transfers of Loan Processing Charges                        (48)                   (6)                  (69)                 (288)
 Transfers Among Investment Divisions                    266,394               108,244                   120             1,986,378
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   261,694               105,155                50,624             2,021,471
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        260,411               (20,027)               50,211             2,131,720
Net Assets Beginning Balance                             298,173               342,790                67,623               399,658
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            558,584  $            322,763  $            117,834  $          2,531,378
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                        Divisions Investing In
                                                                  -----------------------------------------------------------------
                                                                                             Intermediate            Long-Term
                                                     Total                 Money              Government             Corporate
                                                   Separate               Reserve                Bond                  Bond
                                                    Account              Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          7,040,646  $          2,042,506  $            590,260  $            471,729
 Mortality and Expense Charges                        (1,098,797)             (276,122)              (77,890)              (60,109)
 Transaction Charges                                     (18,263)                    0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         5,923,586             1,766,384               512,370               411,620
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                            (309,482)                    0              (161,089)              (84,296)
 Net Unrealized Gains (Losses)                        10,659,883                     0               967,267               831,382
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)          10,350,401                     0               806,178               747,086
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            16,273,987             1,766,384             1,318,548             1,158,706
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            57,600,863            48,585,875               237,242               206,770
 Transfers of Policy Loading, Net                      2,992,695             3,263,562               (47,077)              (58,349)
 Transfers Due to Deaths                              (1,461,703)              (89,375)             (242,713)             (243,177)
 Transfers Due to Other Terminations                  (2,139,618)             (281,643)              (15,301)             (159,890)
 Transfers Due to Policy Loans                        (1,721,984)             (662,050)              (21,269)              (22,813)
 Transfers of Cost of Insurance                       (2,101,569)             (539,265)              (95,544)              (78,535)
 Transfers of Loan Processing Charges                    (28,928)               (4,005)               (2,139)               (1,110)
 Transfers Among Investment Divisions                          0           (45,681,956)            5,740,096             2,729,204
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                53,139,756             4,591,143             5,553,295             2,372,100
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     69,413,743             6,357,527             6,871,843             3,530,806
Net Assets Beginning Balance                          86,107,165            26,514,110             4,832,007             4,594,921
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        155,520,908  $         32,871,637  $         11,703,850  $          8,125,727
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------

                                                    Capital               Growth               Multiple                High
                                                     Stock                 Stock               Strategy                Yield
                                                   Portfolio             Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            702,946  $            332,737  $          1,029,923  $            530,868
 Mortality and Expense Charges                          (109,563)              (73,632)             (120,845)              (48,511)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           593,383               259,105               909,078               482,357
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (57,970)              (58,237)             (148,847)              (47,719)
 Net Unrealized Gains (Losses)                         1,648,314             2,148,543             1,270,564               250,744
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)           1,590,344             2,090,306             1,121,717               203,025
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             2,183,727             2,349,411             2,030,795               685,382
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             1,137,847             1,068,231             1,066,156               579,214
 Transfers of Policy Loading, Net                        (62,080)                6,422               (44,104)                3,154
 Transfers Due to Deaths                                (306,000)              (10,301)              (65,938)               (2,080)
 Transfers Due to Other Terminations                    (273,101)              (97,817)             (337,461)              (42,371)
 Transfers Due to Policy Loans                          (216,960)             (102,930)              (92,141)              (72,558)
 Transfers of Cost of Insurance                         (192,230)             (159,365)             (203,001)             (105,754)
 Transfers of Loan Processing Charges                     (2,660)               (2,120)               (2,802)               (2,953)
 Transfers Among Investment Divisions                  7,075,715             5,643,336             3,815,780             4,138,536
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 7,160,531             6,345,456             4,136,489             4,495,188
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      9,344,258             8,694,867             6,167,284             5,180,570
Net Assets Beginning Balance                           7,358,236             4,318,936             9,871,970             2,741,561
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         16,702,494  $         13,013,803  $         16,039,254  $          7,922,131
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                                                      Global
                                                    Natural               Global                                      Utility
                                                   Resources             Strategy              Balanced                Focus
                                                   Portfolio             Portfolio             Portfolio               Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             23,752  $            808,709  $            274,872  $              7,374
 Mortality and Expense Charges                           (12,008)             (159,374)              (37,964)               (1,669)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            11,744               649,335               236,908                 5,705
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              47,638                56,413               (36,077)                2,396
 Net Unrealized Gains (Losses)                            74,639               917,790               540,526                41,816
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             122,277               974,203               504,449                44,212
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               134,021             1,623,538               741,357                49,917
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               173,219             2,484,243               437,292                12,013
 Transfers of Policy Loading, Net                           (227)               (1,635)              (32,229)               (1,185)
 Transfers Due to Deaths                                       0              (257,767)             (244,352)                    0
 Transfers Due to Other Terminations                     (27,497)             (449,161)              (88,275)                 (305)
 Transfers Due to Policy Loans                           (11,517)             (299,628)              (12,334)                    0
 Transfers of Cost of Insurance                          (25,805)             (358,387)              (80,463)               (3,959)
 Transfers of Loan Processing Charges                       (319)               (4,268)               (1,398)                  (34)
 Transfers Among Investment Divisions                    365,584             3,046,233             1,511,909               246,773
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   473,438             4,159,630             1,490,150               253,303
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        607,459             5,783,168             2,231,507               303,220
Net Assets Beginning Balance                           1,019,718            14,559,326             3,016,155                63,739
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          1,627,177  $         20,342,494  $          5,247,662  $            366,959
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                 International            Global                 Basic
                                                    Equity                 Bond                  Value             International
                                                    Focus                  Focus                 Focus                 Bond
                                                     Fund                  Fund                  Fund                  Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             87,517  $              8,615  $            106,693  $              8,339
 Mortality and Expense Charges                           (23,269)                 (756)              (34,416)                 (909)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            64,248                 7,859                72,277                 7,430
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (50,146)                   23                 2,816                 1,587
 Net Unrealized Gains (Losses)                           207,950                 6,982               824,592                 1,447
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             157,804                 7,005               827,408                 3,034
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               222,052                14,864               899,685                10,464
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               484,768                18,466               527,518                12,428
 Transfers of Policy Loading, Net                         (7,642)                  825                (2,243)                 (784)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                    (123,171)                 (121)              (59,804)               (2,748)
 Transfers Due to Policy Loans                           (98,219)                9,020               (13,838)                7,037
 Transfers of Cost of Insurance                          (67,572)               (1,412)              (88,195)               (3,757)
 Transfers of Loan Processing Charges                       (704)                  (83)               (1,106)                  (86)
 Transfers Among Investment Divisions                  1,625,203               125,435             5,642,607               (13,353)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 1,812,663               152,130             6,004,939                (1,263)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      2,034,715               166,994             6,904,624                 9,201
Net Assets Beginning Balance                           2,188,198                52,188             1,365,469                84,871
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          4,222,913  $            219,182  $          8,270,093  $             94,072
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                  Developing
                                                   Capital
                                                 Markets Focus             1995                  1996                  1997
                                                     Fund                  Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             13,806  $                  0  $                  0  $                  0
 Mortality and Expense Charges                           (13,411)               (1,483)               (1,358)               (1,725)
 Transaction Charges                                           0                  (558)                 (514)                 (652)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                               395                (2,041)               (1,872)               (2,377)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (43,247)               12,157                   789                   310
 Net Unrealized Gains (Losses)                            31,160                (1,196)                8,972                16,365
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             (12,087)               10,961                 9,761                16,675
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               (11,692)                8,920                 7,889                14,298
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               446,742                     0                 6,557                 2,609
 Transfers of Policy Loading, Net                          6,365                (1,240)                  186                   237
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (24,891)               (5,133)                 (118)                 (168)
 Transfers Due to Policy Loans                           (17,128)                    0                (9,116)                    0
 Transfers of Cost of Insurance                          (39,732)               (1,291)               (1,698)               (2,572)
 Transfers of Loan Processing Charges                     (2,002)                   10                   (40)                  (26)
 Transfers Among Investment Divisions                    567,104              (117,487)              178,394               231,794
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   936,458              (125,141)              174,165               231,874
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        924,766              (116,221)              182,054               246,172
Net Assets Beginning Balance                           1,482,840               116,221                40,300                31,814
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,407,606  $                  0  $            222,354  $            277,986
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     1998                  1999                  2000                  2001
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (7,049)               (7,718)               (5,481)                 (915)
 Transaction Charges                                      (2,664)               (2,917)               (2,070)                 (345)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (9,713)              (10,635)               (7,551)               (1,260)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              12,007                 9,541                 1,741                12,302
 Net Unrealized Gains (Losses)                            83,423               113,158                98,041                 4,321
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              95,430               122,699                99,782                16,623
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                85,717               112,064                92,231                15,363
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 1,898                 3,995                23,896                 1,194
 Transfers of Policy Loading, Net                        (17,373)               (3,399)               (2,494)                 (381)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                    (132,812)                 (540)                  110                     3
 Transfers Due to Policy Loans                                 7               (60,000)               (2,825)               (3,268)
 Transfers of Cost of Insurance                           (7,052)               (9,302)               (7,926)               (1,541)
 Transfers of Loan Processing Charges                        (95)                 (243)                 (205)                   (1)
 Transfers Among Investment Divisions                    777,277               802,185               350,856                (5,671)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   621,850               732,696               361,412                (9,665)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        707,567               844,760               453,643                 5,698
Net Assets Beginning Balance                             114,414               153,981               286,772                50,046
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            821,981  $            998,741  $            740,415  $             55,744
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2002                  2003                  2004                  2005
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (1,352)                 (911)               (6,222)               (4,063)
 Transaction Charges                                        (511)                 (344)               (2,348)               (1,537)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (1,863)               (1,255)               (8,570)               (5,600)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                 385                 6,784                30,917                 1,337
 Net Unrealized Gains (Losses)                            29,570                17,905               150,791               113,569
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              29,955                24,689               181,708               114,906
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                28,092                23,434               173,138               109,306
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                     0                30,500                10,212
 Transfers of Policy Loading, Net                           (831)                  217                (3,307)                  460
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (63)                  (59)                 (226)                  245
 Transfers Due to Policy Loans                                 0                     0               (10,000)                    0
 Transfers of Cost of Insurance                           (1,137)               (1,521)               (8,914)               (4,000)
 Transfers of Loan Processing Charges                        (10)                   (9)                 (204)                  (54)
 Transfers Among Investment Divisions                     72,433                77,361               219,263               491,998
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    70,392                75,989               227,112               498,861
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         98,484                99,423               400,250               608,167
Net Assets Beginning Balance                              97,936                 5,923               407,978                29,658
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            196,420  $            105,346  $            808,228  $            637,825
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2006                  2007                  2008                  2009
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (540)                 (221)                 (614)                 (898)
 Transaction Charges                                        (204)                  (83)                 (233)                 (338)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (744)                 (304)                 (847)               (1,236)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                 293                   163                 3,614                20,240
 Net Unrealized Gains (Losses)                            17,073                 7,219                17,580                16,726
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              17,366                 7,382                21,194                36,966
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                16,622                 7,078                20,347                35,730
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 1,010                20,456                 5,576
 Transfers of Policy Loading, Net                           (472)                 (226)                  735                  (225)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (10)                  (17)                 (122)                   48
 Transfers Due to Policy Loans                                 0                     0                (7,000)                    0
 Transfers of Cost of Insurance                             (468)                 (401)               (1,408)                 (719)
 Transfers of Loan Processing Charges                         (2)                   (3)                  (19)                    7
 Transfers Among Investment Divisions                      4,258                24,705               154,313              (120,220)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                     3,306                25,068               166,955              (115,533)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         19,928                32,146               187,302               (79,803)
Net Assets Beginning Balance                              51,353                   984                 6,711               151,949
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             71,281  $             33,130  $            194,013  $             72,146
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2010                  2011                  2013                  2014
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (2,316)               (2,403)                 (525)               (2,555)
 Transaction Charges                                        (875)                 (907)                 (198)                 (965)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (3,191)               (3,310)                 (723)               (3,520)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              87,387                 2,349                12,386                52,571
 Net Unrealized Gains (Losses)                             5,161                98,680                14,348                84,461
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              92,548               101,029                26,734               137,032
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                89,357                97,719                26,011               133,512
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,682                     0                   105                12,149
 Transfers of Policy Loading, Net                         (1,327)               (1,656)                 (847)                1,865
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (16,958)                  (81)                    2                  (162)
 Transfers Due to Policy Loans                                 0                     0                (2,454)                    0
 Transfers of Cost of Insurance                           (1,969)               (2,650)               (1,359)               (2,665)
 Transfers of Loan Processing Charges                        (18)                  (13)                 (189)                  (25)
 Transfers Among Investment Divisions                     67,414                92,008               (25,040)              145,953
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    49,824                87,608               (29,782)              157,115
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        139,181               185,327                (3,771)              290,627
Net Assets Beginning Balance                             158,992               157,463                71,394               109,031
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            298,173  $            342,790  $             67,623  $            399,658
                                            ===================== ===================== ===================== =====================







INDEPENDENT AUDITORS' REPORT


The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1997 and 1996, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.



February 23, 1998

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1997 AND 1996
(Dollars in Thousands)


                                                                          1997                  1996
                                                                    --------------        --------------
ASSETS
------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1997 - $2,927,562; 1996 - $3,232,643)            $  3,008,608          $  3,301,588
 Equity securities, at estimated fair value
   (cost: 1997 - $72,599; 1996 - $32,988)                                  73,612                35,977
 Trading account securities, at estimated fair value                       15,625                     -
 Mortgage loans                                                                 -                70,503
 Real estate held-for-sale                                                 31,805                28,851
 Policy loans on insurance contracts                                    1,118,139             1,092,071
                                                                    --------------        --------------
  Total Investments                                                     4,247,789             4,528,990
                                                                    --------------        --------------

CASH AND CASH EQUIVALENTS                                                  86,388                94,991
ACCRUED INVESTMENT INCOME                                                  78,224                86,186
DEFERRED POLICY ACQUISITION COSTS                                         365,105               366,461
REINSURANCE RECEIVABLES                                                     1,617                 2,642
AFFILIATED RECEIVABLES - NET                                                  166                     -
RECEIVABLES FROM SECURITIES SOLD                                           75,820                     -
OTHER ASSETS                                                               49,353                42,861
SEPARATE ACCOUNTS ASSETS                                                9,149,119             7,615,362
                                                                    --------------        --------------
TOTAL ASSETS                                                         $ 14,053,581          $ 12,737,493
                                                                    ==============        ==============



See notes to financial statements.






                                                                          1997                 1996
                                                                    --------------        --------------
LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $  4,188,110          $  4,480,048
   Claims and claims settlement expenses                                   50,574                39,666
                                                                    --------------        --------------
          Total policy liabilities and accruals                         4,238,684             4,519,714

 OTHER POLICYHOLDER FUNDS                                                  27,160                19,420
 LIABILITY FOR GUARANTY FUND ASSESSMENTS                                   15,374                18,773
 FEDERAL INCOME TAXES - DEFERRED                                            1,183                 6,714
 FEDERAL INCOME TAXES - CURRENT                                            24,438                20,968
 AFFILIATED PAYABLES - NET                                                      -                 6,164
 PAYABLES FOR SECURITIES PURCHASED                                         95,135                13,483
 OTHER LIABILITIES                                                         54,434                37,243
 SEPARATE ACCOUNTS LIABILITIES                                          9,149,119             7,605,194
                                                                    --------------        --------------
          Total Liabilities                                            13,605,527            12,247,673
                                                                    --------------        --------------

STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 200,000 shares
   authorized, issued and outstanding                                       2,000                 2,000
 Additional paid-in capital                                               347,324               402,937
 Retained earnings                                                         80,735                79,387
 Accumulated other comprehensive income                                    17,995                 5,496
                                                                    --------------        --------------
          Total Stockholder's Equity                                      448,054               489,820
                                                                    --------------        --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $ 14,053,581          $ 12,737,493
                                                                    ==============        ==============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                          1997                 1996                  1995
                                                                    --------------        --------------        --------------
REVENUES:
 Investment revenue:
   Net investment income                                             $    308,702          $    336,661          $    376,166
   Net realized investment gains                                           13,289                 8,862                 4,525
 Policy charge revenue                                                    178,933               158,829               141,722
                                                                    --------------        --------------        --------------
        Total Revenues                                                    500,924               504,352               522,413
                                                                    --------------        --------------        --------------

BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                     209,542               235,255               261,760
 Market value adjustment expense                                            4,079                 6,071                 5,805
 Policy benefits (net of reinsurance recoveries: 1997 - $10,439;
    1996 - $8,317; 1995 - $6,482)                                          27,029                21,052                19,374
 Reinsurance premium ceded                                                 17,879                15,582                13,896
 Amortization of deferred policy acquisition costs                         72,111                62,036                58,669
 Insurance expenses and taxes                                              49,105                47,077                44,124
                                                                     -------------        --------------        --------------
        Total Benefits and Expenses                                       379,745               387,073               403,628
                                                                     -------------        --------------        --------------
               Earnings Before Federal Income Tax Provision               121,179               117,279               118,785
                                                                     -------------        --------------        --------------

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                   52,705                22,814                38,335
 Deferred                                                                 (12,261)               15,078                 3,968
                                                                    --------------        --------------        --------------
        Total Federal Income Tax Provision                                 40,444                37,892                42,303
                                                                    --------------        --------------        --------------

NET EARNINGS                                                         $     80,735          $     79,387          $     76,482
                                                                    ==============        ==============        ==============


See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                           1997                 1996                 1995
                                                                    --------------        --------------        --------------
NET EARNINGS                                                         $     80,735          $     79,387          $     76,482
                                                                    --------------        --------------        --------------

OTHER COMPREHENSIVE INCOME, NET OF TAX:

 Net unrealized gains (losses) on investment securities:
   Net unrealized holding gains (losses) arising during the period         22,347               (79,749)              310,981
   Reclassification adjustment for gains included in net earnings         (12,390)               (8,622)               (4,351)
                                                                    --------------        --------------        --------------

   Net unrealized gains (losses) on investment securities                   9,957               (88,371)              306,630

   Adjustments for:
     Policyholder liabilities                                              10,094                58,415              (123,856)
     Deferred policy acquisition costs                                       (822)               12,411               (89,261)

 Income tax (expense) benefit related to items of
   other comprehensive income                                              (6,730)                6,141               (32,729)
                                                                    --------------        --------------        --------------

 Other comprehensive income, net of tax                                    12,499               (11,404)               60,784
                                                                    --------------        --------------        --------------

COMPREHENSIVE INCOME                                                 $     93,234          $     67,983          $    137,266
                                                                    ==============        ==============        ==============


See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)

                                                                                                     Accumulated
                                                                 Additional                             Other             Total
                                                 Common           paid-in           Retained        Comprehensive     stockholder's
                                                 stock            capital           earnings           Income             equity
                                             -------------     -------------     -------------     -------------      -------------
BALANCE, JANUARY 1, 1995                      $     2,000       $   535,450       $    66,005       $   (43,884)       $   559,571

 Dividend to Parent                                                 (33,995)          (66,005)                            (100,000)
 Net earnings                                                                          76,482                               76,482
 Other comprehensive income, net of tax                                                                  60,784             60,784
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1995                          2,000           501,455            76,482            16,900            596,837

 Dividend to Parent                                                 (98,518)          (76,482)                            (175,000)
 Net earnings                                                                          79,387                               79,387
 Other comprehensive income, net of tax                                                                 (11,404)           (11,404)
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1996                          2,000           402,937            79,387             5,496            489,820

 Dividend to Parent                                                 (55,613)          (79,387)                            (135,000)
 Net earnings                                                                          80,735                               80,735
 Other comprehensive income, net of tax                                                                  12,499             12,499
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1997                    $     2,000       $   347,324       $    80,735       $    17,995        $   448,054
                                             =============     =============     =============     =============      =============



See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                           1997                 1996                 1995
                                                                    --------------        --------------        --------------
OPERATING ACTIVITIES:
 Net earnings                                                        $     80,735          $     79,387          $     76,482
  Adjustments to reconcile net earnings to net cash and cash equivalents provided (used) by operating activities:
    Amortization of deferred policy acquisition costs                      72,111                62,036                58,669
    Capitalization of policy acquisition costs                            (71,577)              (43,668)              (54,014)
    Amortization, (accretion) and depreciation of investments              (4,672)               (4,836)               (6,763)
    Net realized investment gains                                         (13,289)               (8,862)               (4,525)
    Interest credited to policyholders' account balances                  209,542               235,255               261,760
    Provision (benefit) for deferred Federal income tax                   (12,261)               15,078                 3,968
    Changes in operating assets and liabilities:
      Accrued investment income                                             7,962                 5,756                 3,191
      Claims and claims settlement expenses                                10,908                 9,854                 3,635
      Federal income taxes - current                                        3,470                13,935                 4,759
      Other policyholder funds                                              7,740                 5,813                (7,614)
      Liability for guaranty fund assessments                              (3,399)               (2,371)               (3,630)
      Affiliated payables                                                  (6,330)                3,735                 5,542
    Policy loans on insurance contracts                                   (26,068)              (52,804)              (54,054)
    Trading account securities                                            (14,928)                    -                     -
    Other, net                                                             11,721                (2,393)              (12,280)
                                                                    --------------        --------------        --------------
            Net cash and cash equivalents provided
                by operating activities                                   251,665               315,915                275,126
                                                                    --------------        --------------        ---------------

INVESTING ACTIVITIES:
   Sales of available-for-sale securities                                 846,041               847,091                620,853
   Maturities of available-for-sale securities                            595,745               536,449                570,923
   Purchases of available-for-sale securities                          (1,156,222)             (956,840)              (816,564)
   Mortgage loans principal payments received                              68,864                22,789                 30,767
   Purchases of mortgage loans                                             (5,375)                    -                 (3,608)
   Sales of real estate held-for-sale                                       6,060                 5,407                  9,710
   Improvements to real estate held-for-sale                                    -                     -                   (683)
   Recapture of investment in Separate Accounts                            11,026                 8,829                  6,559
   Investment in Separate Accounts                                            (21)              (10,063)                  (377)
                                                                    --------------        --------------        ---------------
            Net cash and cash equivalents provided
                by investing activities                                   366,118               453,662                417,580
                                                                    --------------        --------------        ---------------





See notes to financial statements.                                 (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Concluded) (Dollars In Thousands)

                                                                           1997                 1996                 1995
                                                                    --------------        --------------        --------------
FINANCING ACTIVITIES:
   Dividends paid to parent                                          $   (135,000)         $   (175,000)         $   (100,000)
   Policyholders' account balances:
       Deposits                                                         1,101,934               542,062               567,430
       Withdrawals (including transfers to/from Separate Accounts)     (1,593,320)           (1,090,572)           (1,250,299)
                                                                    --------------        --------------        --------------
           Net cash and cash equivalents used
               by financing activities                                   (626,386)             (723,510)             (782,869)
                                                                    --------------        --------------        --------------

  NET INCREASE (DECREASE) IN CASH AND
    CASH EQUIVALENTS                                                       (8,603)               46,067               (90,163)

CASH AND CASH EQUIVALENTS
  Beginning of year                                                        94,991                48,924               139,087
                                                                    --------------         -------------         -------------
  End of year                                                        $     86,388           $    94,991           $    48,924
                                                                    ==============         =============         =============

Supplementary Disclosure of Cash Flow Information:
   Cash paid to affiliates for:
     Federal Federal iincome taxes                                   $     49,235          $      8,880          $     33,576
     Interest                                                                 842                   988                 1,310



See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance
Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
 (Dollars in Thousands)


 NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Reporting: Merrill Lynch Life Insurance Company (the
"Company") is a wholly-owned subsidiary of Merrill Lynch
Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.
("Merrill Lynch & Co.").

The Company sells non-participating life insurance and annuity products which comprise one business segment. The primary products that the Company currently markets are variable life insurance, variable annuities, market value adjusted annuities, and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned broker-dealer subsidiary of Merrill Lynch & Co.

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products           4.00% -  5.70%
 Interest-sensitive deferred annuities      3.55% -  8.77%
 Immediate annuities                        3.00% - 10.00%

These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

Liabilities for unpaid claims equal the death benefit for those claims which have been reported to the Company and an estimate based upon prior experience for those claims which are unreported as of the valuation date.

Reinsurance: In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on a single life.

Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $635 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 1997, the Company had life insurance inforce that was ceded to other life insurance companies of $2,879,306.

The Company entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system. At December 31, 1997, the Company's quota share of variable annuity premiums related to this agreement was $35 million.

Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance, that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 9.01%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                         1997            1996            1995
                     ------------   ------------    ------------

Beginning balance     $  112,249     $  124,833      $  133,388
Capitalized  amounts       5,077          5,077          13,708
Interest accrued           9,653         10,669          11,620
Amortization             (24,727)       (28,330)        (33,883)
                     ------------   ------------    ------------
Ending balance        $  102,252     $  112,249      $  124,833
                     ============   ============    ============

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                   1998      11,030
                   1999       9,927
                   2000       8,935
                   2001       8,041
                   2002       7,237

Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains. If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification.

Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

During the first quarter 1997, the Company terminated its interest rate swap contracts that were carried at estimated fair value and recorded as a component of fixed maturity securities. Interest income and realized and unrealized gains and losses were recorded on the same basis as fixed maturity securities available-for-sale.

As of December 31, 1997, the Company had no mortgage loans outstanding. Mortgage loans were stated at unpaid principal balances, net of valuation allowances. Such valuation allowances were based on the decline in value expected to be realized on mortgage loans that may not be collectible in full. In establishing valuation allowances, management considered, among other things, the estimated fair value of the underlying collateral.

The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may be different from the accrual interest rate of the loan for certain outstanding mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded to net realized investment gains or losses.

Real estate held-for-sale, is stated at estimated fair value less estimated selling costs.

Policy loans on insurance contracts are stated at unpaid principal balances.

Investments in limited partnerships are carried at cost.

Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal tax liability.

The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

Statements of Comprehensive Income: During 1997, the Company adopted SFAS No. 130, "Reporting Comprehensive Income" ("SFAS
No. 130"). SFAS No. 130 defines comprehensive income as all non-owner changes in equity during a period. Comprehensive income is reported in the Statements of Comprehensive Income included in the financial statements for the years ended
December 31, 1997, 1996 and 1995.

Statements of Cash Flows: For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

Reclassifications: To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                                          1997                 1996
                                                                    --------------        --------------
  Assets:
   Fixed maturity securities:
    Securities (1)                                                   $  3,008,608          $  3,301,858
    Interest rate swaps (2)                                                     -                  (270)
                                                                    --------------         -------------
      Total fixed maturity securities                                   3,008,608             3,301,588
                                                                    --------------         -------------

   Equity securities (1)                                                   73,612                35,977
   Trading account securities (1)                                          15,625                     -
   Mortgage loans (3)                                                           -                70,503
   Policy loans on insurance contracts (4)                              1,118,139             1,092,071
   Cash and cash equivalents (5)                                           86,388                94,991
   Separate Accounts assets (6)                                         9,149,119             7,615,362
                                                                    --------------        --------------

Total financial instruments recorded as assets                       $ 13,451,491          $ 12,210,492
                                                                    ==============        ==============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1997 and 1996, securities without a readily ascertainable market value, having an amortized cost of $389,728 and $338,515, had an estimated fair value of $396,253 and $348,066, respectively.

 (2) Estimated fair values for the Company's interest rate swaps are based on a discounted cash flow model.

 (3) The estimated fair value of mortgage loans approximates the carrying value.

 (4) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (5) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (6) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3.   INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                          1997
                                             -------------------------------------------------------------------
                                                 Cost /            Gross            Gross            Estimated
                                               Amortized         Unrealized       Unrealized           Fair
                                                 Cost              Gains            Losses             Value
                                             -------------     -------------     -------------     -------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,412,171       $    73,318       $     6,963       $ 2,478,526
   Mortgage-backed securities                     339,015            12,320               224           351,111
   U.S. Government and agencies                   119,107             2,767               111           121,763
   Foreign governments                             36,585               198             1,125            35,658
   Municipals                                      20,684               866                 -            21,550
                                             -------------     -------------     -------------     -------------

      Total fixed maturity securities         $ 2,927,562       $    89,469       $     8,423       $ 3,008,608
                                             =============     =============     =============     =============

  Equity securities:
   Non-redeemable preferred stocks            $    67,845       $     1,187       $       185       $    68,847
   Common stocks                                    4,754                11                 -             4,765
                                             -------------     -------------     -------------     -------------

      Total equity securities                 $    72,599       $     1,198       $       185       $    73,612
                                             =============     =============     =============     =============


                                                                             1996
                                             -------------------------------------------------------------------
                                                  Cost /           Gross            Gross            Estimated
                                               Amortized        Unrealized        Unrealized           Fair
                                                  Cost             Gains            Losses            Value
                                             -------------     -------------     -------------     -------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,652,225       $    67,590       $    11,765       $ 2,708,050
   Mortgage-backed securities                     503,997            12,447             1,948           514,496
   U.S. Government and agencies                    54,386             2,303               158            56,531
   Foreign governments                             18,111               182               140            18,153
   Municipals                                       3,924               434                 -             4,358
                                             -------------     -------------     -------------     -------------

      Total fixed maturity securities         $ 3,232,643       $    82,956       $    14,011       $ 3,301,588
                                             =============     =============     =============     =============

  Equity securities:
   Non-redeemable preferred stocks            $    30,554       $     2,983       $        85       $    33,452
   Common stocks                                    2,434                91                 -             2,525
                                             -------------     -------------     -------------     -------------

      Total equity securities                 $    32,988       $     3,074       $        85       $    35,977
                                             =============     =============     =============     =============

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by contractual maturity were:

                                                                   Estimated
                                                  Amortized          Fair
                                                     Cost            Value
                                               -------------    --------------

  Fixed maturity securities:
   Due in one year or less                      $   224,663      $    225,887
   Due after one year through five years          1,343,383         1,380,248
   Due after five years through ten years           740,784           764,272
   Due after ten years                              279,717           287,090
                                               -------------    --------------
                                                  2,588,547         2,657,497
   Mortgage-backed securities                       339,015           351,111
                                               -------------    --------------

    Total fixed maturity securities             $ 2,927,562      $  3,008,608
                                               =============    ==============

Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by rating agency equivalent were:

                                                                   Estimated
                                                  Amortized           Fair
                                                    Cost              Value
                                               -------------     -------------
 AAA                                            $   623,503       $   642,188
 AA                                                 169,805           172,454
 A                                                  926,398           950,610
 BBB                                              1,046,614         1,080,036
 Non-investment grade                               161,242           163,320
                                               -------------     -------------

   Total fixed maturity securities              $ 2,927,562       $ 3,008,608
                                               =============     =============

The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from securities classified as available-for-sale had actually been realized, with corresponding credits or charges reported directly to stockholder's equity. The following reconciles the net unrealized investment gain on investment securities classified as available- for-sale as of December 31:

                                                                          1997                 1996
                                                                    --------------        --------------
 Assets:
  Fixed maturity securities                                          $     81,046          $     68,945
  Equity securities                                                         1,013                 2,989
  Deferred policy acquisition costs                                        (5,452)               (4,630)
  Separate Accounts assets                                                      -                   168
                                                                    --------------        --------------
                                                                           76,607                67,472
                                                                    --------------        --------------

 Liabilities:
  Policyholders' account balances                                          48,923                59,017
  Federal income taxes - deferred                                           9,689                 2,959
                                                                    --------------        --------------
                                                                           58,612                61,976
                                                                    --------------        --------------
 Stockholder's equity:
Net unrealized investment gain on investment securities              $     17,995          $      5,496
                                                                    ==============        ==============

During the third quarter 1997, the Company provided $15,000 initial funding for a trading portfolio, composed of convertible debt and equity securities. The net unrealized holdings gains on trading account securities earned as of December 31, 1997, and included in net realized investment gains are $520.

During the first quarter 1997, the Company terminated its interest rate swap contracts which it held for the purpose of minimizing exposure to fluctuations in interest rates related to specific investment securities held. The notional amount of such swaps outstanding at December 31 1996 was approximately $9,000. The swaps were transacted with investment grade counterparties. As of December 31, 1996, the Company's interest rate swap contracts were in a $270 unrealized loss position. During 1997, 1996 and 1995, there were no realized investment gains or losses recorded.

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
December 31 were:
                                        1997          1996         1995
                                     -----------  -----------  -----------
 Proceeds                             $ 846,041    $ 847,091    $ 620,853
 Gross realized investment gains         16,783       19,078       14,196
 Gross realized investment losses         7,193       10,749       10,813


The Company had investment securities with a carrying value of $26,508 and $27,726 that were deposited with insurance regulatory authorities at December 31, 1997 and 1996, respectively.

During 1997, the Company realized a $1,005 gain on the sale of its remaining investment in the Separate Accounts. At December 31, 1996, the Company had invested $10,168 in Separate Accounts,
including $168 of unrealized gains.   The investments in Separate
Accounts are for the purpose of providing original funding of certain mutual fund portfolios available as investment options to variable life and annuity policyholders.

At December 31, 1997, the Company held no mortgage loans on real estate. The carrying value and established valuation allowances of impaired mortgage loans on real estate as of December 31, 1996 were $44,239 and $17,652, respectively.

Additional information on impaired loans for the years ended
December 31 follows:

                                                1997         1996        1995
                                           -----------  -----------  -----------

 Average investment in impaired loans       $  30,945    $  79,668    $ 124,089
 Interest income recognized (cash-basis)        2,830        4,848        5,482

For the years ended December 31, 1997, 1996 and 1995, $7,891,
$28,555 and $1,300, respectively, of real estate held-for-sale was acquired in satisfaction of debt.

Net investment income arose from the following sources for the years ended December 31:

                                                  1997          1996           1995
                                             ------------   ------------   ------------
 Fixed maturity securities                    $  236,325     $  266,916     $  305,648
 Equity securities                                 3,020          1,876          1,329
 Mortgage loans                                    4,627          9,764         12,250
 Real estate held-for-sale                         1,939            563            153
 Policy loans on insurance contracts              57,998          56,512         53,576
 Cash and cash equivalents                         9,570           6,710          8,463
 Other                                               709             899          1,753
                                             ------------    ------------   ------------

 Gross investment income                         314,188         343,240        383,172
 Less investment expenses                         (5,486)         (6,579)        (7,006)
                                             ------------    ------------   ------------

 Net investment income                        $  308,702      $  336,661     $  376,166
                                             ============    ============   ============

Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31:

                                                   1997           1996           1995
                                              ------------   ------------   ------------
  Fixed maturity securities                    $    6,149     $    4,690     $    1,908
  Equity securities                                 3,441          3,639          1,475
  Trading account securities                          697              -              -
  Investment in Separate Accounts                   1,005            106           (369)
  Mortgage loans                                    6,252            599            334
  Real estate held-for-sale                        (4,252)          (171)         1,177
  Cash and cash equivalents                            (3)            (1)             -
                                              ------------   ------------   ------------

  Net realized investment gains                $   13,289     $    8,862     $    4,525
                                              ============   ============   ============

 The following is a reconciliation of the change in valuation allowances that have been recorded to reflect other-than-temporary declines in estimated fair value of mortgage loans for the years ended December 31:

                 Balance at      Additions                     Balance at
                 Beginning      Charged to        Write -         End
                  of Year       Operations        Downs         of Year
                -----------    ------------    -----------    -----------

  Mortgage loans:
       1997      $  17,652      $        -      $  17,652      $       -
       1996         35,881               -         18,229         17,652
       1995         40,070               -          4,189         35,881


 The Company held no investments at December 31, 1997 which have been non-income producing for the preceding twelve months.

 The Company has committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1997, $4,744 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                      1997         1996         1995
                                                   ----------   ----------   ----------
  Provision for income taxes computed at Federal
    statutory rate                                  $ 42,413     $ 41,048     $ 41,575

  Increase (decrease) in income taxes resulting
   from:
    Dividend received deduction                       (1,969)      (3,135)        (532)
    Release of policyholders' surplus                      -            -        1,991
    Tax deductible interest                                -            -         (718)
    Other                                                  -          (21)         (13)
                                                   ----------   ----------   ----------
Federal income tax provision                        $ 40,444     $ 37,892     $ 42,303
                                                   ==========   ==========   ==========

 The Federal statutory rate for each of the three years in the period ended December 31, 1997 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                           1997                 1996                1995
                                                                    --------------        --------------        --------------
  Deferred policy acquisition costs                                  $     (2,422)         $     (5,770)         $     (2,179)
  Policyholders' account balances                                         (16,099)               15,004                    66
  Liability for guaranty fund assessments                                   1,190                   760                   249
  Investment adjustments                                                    5,070                 5,122                 5,563
  Other                                                                         -                   (38)                  269
                                                                    --------------        --------------        --------------
  Deferred Federal income tax
   provision (benefit)                                               $    (12,261)         $     15,078          $      3,968
                                                                    ==============        ==============        ==============

Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                          1997                  1996
                                                                    --------------        --------------
  Deferred tax assets:
   Policyholders' account balances                                   $     95,182          $     79,083
   Investment adjustments                                                     601                 5,671
   Liability for guaranty fund assessments                                  5,381                 6,571
                                                                    --------------        --------------
      Total deferred tax assets                                           101,164                91,325
                                                                    --------------        --------------

  Deferred tax liabilities:
   Deferred policy acquisition costs                                       88,670                91,092
   Net unrealized investment gain on investment securities                  9,689                 2,959
   Other                                                                    3,988                 3,988
                                                                    --------------        --------------
      Total deferred tax liabilities                                      102,347                98,039
                                                                    --------------        --------------

      Net deferred tax liability                                     $      1,183          $      6,714
                                                                    ================      ==============



 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,028, $43,515 and $41,729 for the years ended December 31, 1997, 1996 and 1995, respectively. The Company is allocated interest expense on its accounts payable to MLIG which approximates the daily Federal funds rate. Total intercompany interest paid was $842, $988 and $1,310 for 1997, 1996 and 1995, respectively.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,913, $2,279 and $2,635 for 1997, 1996 and 1995, respectively.

 MLAM and MLIG have entered into an agreement with respect to administrative services for the Merrill Lynch Series Fund, Inc. ("Series Fund") and Merrill Lynch Variable Series Funds, Inc. ("Variable Series Funds"). The Company invests in the various mutual fund portfolios of the Series Fund and the Variable Series Funds in connection with the variable life and annuities the Company has in-force. Under this agreement, MLAM pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Series Fund and the Variable Series Funds to MLAM. The Company received from MLIG its allocable share of such compensation in the amount of $19,057, $16,514 and $13,293 during 1997, 1996 and
 1995, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $72,729, $42,639 and $43,984 for 1997, 1996 and 1995, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

 During the first quarter 1997, the Company terminated its interest rate swap contracts which it entered into with Merrill Lynch Capital Services, Inc. ("MLCS") with a guarantee from Merrill Lynch & Co. At December 31, 1996, the notional amount of such interest rate swap contracts outstanding was $9,000. Net interest received from these interest rate swap contracts was $4, ($117), and $256 for 1997, 1996 and 1995, respectively.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 During 1997, the Company sold its investment in 2141 E.
 Camelback, Corp. to Merrill Lynch Mortgage Capital, Inc. The investment was sold at its carrying value of $5,375.

NOTE 6.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 During 1997, 1996, and 1995 the Company paid dividends of $135,000, $175,000, and $100,000, respectively, to MLIG. Of these stockholder's dividends, $110,030, $175,000 and $73,757, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner.

 At December 31, 1997 and 1996, approximately $24,304 and $24,970, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1997 and 1996, was $245,042 and $251,697,
 respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principles utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes, and valuing securities on a different basis. The Company's statutory net income for 1997, 1996 and 1995 was $81,963, $93,532 and $121,451, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital which a life insurance company should have based upon that company's risk profile. As of December 31, 1997 and 1996, based on the RBC formula, the Company's total adjusted capital level was 394% and 403%, respectively, of the minimum amount of capital required to avoid regulatory action.

NOTE 7.   COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). During 1991, and to a lesser extent 1992, there were certain highly publicized life insurance insolvencies. The Company has utilized public information to estimate what future assessments it will incur as a result of these insolvencies. At December 31, 1997 and 1996, the Company has established an estimated liability for future guaranty fund assessments of $15,374 and $18,773, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

PROSPECTUS
May 1, 1998
                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT

               FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE
                       UNIVERSAL LIFE INSURANCE CONTRACT
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 9025
                     SPRINGFIELD, MASSACHUSETTS 01102-9025
                         1414 MAIN STREET, THIRD FLOOR
                     SPRINGFIELD, MASSACHUSETTS 01104-1007
                             PHONE: (800) 354-5333
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus is for a flexible premium joint and last survivor variable universal life insurance contract (the "Contract"). As of the date of this prospectus, the Contract is only offered by Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), a subsidiary of Merrill Lynch & Co., Inc., in Massachusetts, Pennsylvania, and Vermont.

During the first 14 days following the in force date, the initial payment less contract loading will be invested only in the division investing in the Money Reserve Portfolio. After the first 14 days following the in force date, the contract owner may invest in up to any five of the 37 investment divisions of Merrill Lynch Variable Life Separate Account (the "Separate Account"), the Merrill Lynch Life separate investment account available under the Contract. The investments available through the investment divisions include ten mutual fund portfolios of the Merrill Lynch Series Fund, Inc.; seven mutual fund portfolios of the Merrill Lynch Variable Series Funds, Inc.; two mutual fund portfolios of the AIM Variable Insurance Funds, Inc.; one mutual fund portfolio of the Alliance Variable Products Series Fund, Inc.; two mutual fund portfolios of the MFS Variable Insurance Trust; and fifteen unit investment trusts in The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities. Currently, the contract owner may change his or her investment allocation as many times as desired.

The Contract provides an estate benefit through life insurance coverage on the lives of two insureds with proceeds payable upon the death of the last surviving insured. The Contract offers two death benefit options. At the election of the contract owner, the death benefit may include the Contract's cash value. Contract owners may purchase additional insurance through an additional insurance rider, the amount of which may be increased or decreased subject to certain conditions. Subject to certain conditions, Merrill Lynch Life guarantees that the coverage will remain in force for the guarantee period. Each payment will extend the guarantee period until such time as the guarantee period is established for the whole of life of the younger insured. During this guarantee period, Merrill Lynch Life will terminate the Contract only if the debt exceeds certain contract values. After the guarantee period, the Contract will remain in force as long as there is not excessive debt and as long as the cash value is sufficient to cover the charges due. While the Contract is in force, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will generally never be less than the current face amount.

The Contract allows for additional payments. Contract owners may also borrow up to the loan value of the Contract, make partial withdrawals or turn in the Contract for its net cash surrender value. The net cash surrender value will vary with the investment results of the investment divisions chosen. Merrill Lynch Life does not guarantee any minimum net cash surrender value.

It may not be advantageous to replace existing insurance with the Contract. Within certain limits the Contract may be converted to a contract with benefits that do not vary with the investment results of a separate account.

THE PURCHASE OF THIS CONTRACT INVOLVES CERTAIN RISKS. BECAUSE IT IS A VARIABLE LIFE INSURANCE CONTRACT, THE VALUE OF THE CONTRACT REFLECTS THE INVESTMENT PERFORMANCE OF THE SELECTED INVESTMENT OPTIONS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, CONTRACT OWNERS COULD LOSE ALL OR PART OF THE MONEY THEY HAVE INVESTED. MERRILL LYNCH LIFE DOES NOT GUARANTEE THE VALUE OF THE CONTRACT. RATHER, CONTRACT OWNERS BEAR ALL INVESTMENT RISKS.

LIFE INSURANCE IS INTENDED TO BE A LONG-TERM INVESTMENT. CONTRACT OWNERS SHOULD EVALUATE THEIR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.

PARTIAL WITHDRAWALS AND SURRENDER OF THE CONTRACT ARE SUBJECT TO TAX, AND IF TAKEN BEFORE THE CONTRACT OWNER ATTAINS AGE 59 1/2 MAY ALSO BE SUBJECT TO A 10% FEDERAL PENALTY TAX. LOANS MAY BE TAXABLE IF THE CONTRACT BECOMES A "MODIFIED ENDOWMENT CONTRACT."

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT MUST BE ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE MERRILL LYNCH SERIES FUND, INC.; THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE AIM VARIABLE INSURANCE FUNDS, INC.; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MFS VARIABLE INSURANCE TRUST; AND THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
IMPORTANT TERMS.............................................       4
SUMMARY OF THE CONTRACT
  Purpose of the Contract...................................       5
  Availability and Payments.................................       5
  CMA(R) Insurance Service..................................       6
  The Investment Divisions..................................       6
  How the Death Benefit Varies..............................       6
  How the Investment Base Varies............................       6
  Net Cash Surrender Value..................................       7
  Illustrations.............................................       7
  Replacement of Existing Coverage..........................       7
  Rights to Cancel ("Free Look" Period) or Convert..........       7
  How Death Benefit and Cash Value Increases are Taxed......       7
  Loans.....................................................       8
  Partial Withdrawals.......................................       8
  Fees and Charges..........................................       8
FACTS ABOUT THE SEPARATE ACCOUNT, THE FUNDS, THE ZERO TRUSTS
  AND MERRILL LYNCH LIFE
  The Separate Account......................................       9
  The Series Fund...........................................       9
  The Variable Series Funds.................................      10
  The AIM V.I. Funds........................................      11
  The Alliance Fund.........................................      12
  The MFS Trust.............................................      12
  Certain Risks of the Funds................................      13
  The Zero Trusts...........................................      13
  Merrill Lynch Life and MLPF&S.............................      14
FACTS ABOUT THE CONTRACT
  Who May be Covered........................................      14
  Purchasing a Contract.....................................      14
  Additional Insurance Rider................................      15
  Additional Payments.......................................      16
  Effect of Additional Payments.............................      16
  Investment Base...........................................      17
  Charges Deducted from the Investment Base.................      18
  Contract Loading..........................................      18
  Charges to the Separate Account...........................      19
  Charges to Fund Assets....................................      19
  Guarantee Period..........................................      20
  Cash Value................................................      21
  Loans.....................................................      22
  Partial Withdrawals.......................................      23
  Death Benefit Proceeds....................................      23
  Payment of Death Benefit Proceeds.........................      25
  Rights to Cancel or Convert...............................      25
  Reports to Contract Owners................................      26
MORE ABOUT THE CONTRACT
  Using the Contract........................................      26
  Some Administrative Procedures............................      27
  Other Contract Provisions.................................      28
  Income Plans..............................................      29
  Group or Sponsored Arrangements...........................      30
  Unisex Legal Considerations for Employers.................      30
  Selling the Contracts.....................................      30

                                                                PAGE
                                                                ----
  Tax Considerations........................................      31
  Merrill Lynch Life's Income Taxes.........................      34
  Reinsurance...............................................      35
MORE ABOUT THE SEPARATE ACCOUNT AND ITS DIVISIONS
  About the Separate Account................................      35
  Changes Within the Account................................      35
  Net Rate of Return for an Investment Division.............      35
  The Funds.................................................      36
  The Zero Trusts...........................................      38
ILLUSTRATIONS
  Illustrations of Death Benefits, Investment Base, Net Cash
     Surrender Values and Accumulated Payments..............      38
EXAMPLES
  Additional Payments.......................................      44
  Partial Withdrawals.......................................      45
  Changing the Death Benefit Option.........................      46
MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY
  Directors and Executive Officers..........................      47
  Services Arrangement......................................      47
  State Regulation..........................................      48
  Year 2000.................................................      48
  Legal Proceedings.........................................      48
  Experts...................................................      48
  Legal Matters.............................................      48
  Registration Statements...................................      49
  Financial Statements......................................      49
  Financial Statements of Merrill Lynch Variable Life
     Separate Account.......................................     S-1
  Financial Statements of Merrill Lynch Life Insurance
     Company................................................     G-1

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                IMPORTANT TERMS

additional payment: is a payment which may be made after the "free look" period. Additional payments do not require evidence of insurability.

attained age: is, for each insured, the issue age of the insured plus the number of full years since the contract date.

base premium: is the amount equal to the level annual premium necessary for the face amount of the Contract to endow at the younger insured's age 100. Merrill Lynch Life assumes death benefit option 1 is elected and further assumes a 5% annual rate of return on the base premium less contract loading and a maximum cost of insurance charge. Once determined, the base premium will not change.

cash value: is equal to the investment base plus any unearned charges for cost of insurance and rider costs plus any debt less any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year).

cash value corridor factor: is used to determine the amount of death benefit purchased by $1.00 of cash value. Merrill Lynch Life uses this factor in the calculation of the variable insurance amount to make sure that the Contract always meets the requirements of what constitutes a life insurance contract under the Internal Revenue Code.

contract anniversary:  is the same date of each year as the contract date.

contract date: is used to determine processing dates, contract years and anniversaries. It is usually the business day next following the receipt of the initial payment at the Service Center. It is also referred to as the policy date.

contract loading: is chargeable to all payments for sales load, federal tax and premium tax charges.

death benefit: if option 1 is elected, it is the larger of the face amount or the variable insurance amount; if option 2 is elected, it is the larger of the face amount plus the cash value or the variable insurance amount.

death benefit proceeds: are equal to the death benefit plus the amount of any insurance provided by a rider less any debt.

debt:  is the sum of all outstanding loans on a Contract plus accrued interest.

excess sales load: a portion of the sales load calculated during the first two policy years that may be refunded in the event of surrender during the first two policy years. After policy year two, the excess load is zero.

face amount: is the minimum death benefit as long as the Contract remains in force. The face amount will change if a change in death benefit option is made or if a partial withdrawal is taken.

fixed base: is calculated in the same manner as the cash value except that 5% is substituted for the net rate of return, the guaranteed maximum cost of insurance rates and guaranteed maximum rider costs are substituted for current rates and loans and repayments are not taken into account. After the end of the guarantee period, the fixed base is zero.

guarantee period: is the time guaranteed that the Contract will remain in force regardless of investment experience, unless the debt exceeds certain values. It is the period that a comparable fixed life insurance contract (same face amount, payments made, guaranteed mortality table, contract loading and guaranteed maximum rider costs) would remain in force if credited with 5% interest per year.

in force date: is the date when the underwriting process is complete, the initial payment is received and outstanding contract amendments (if any) are received at the Service Center.

initial payment:  is the payment required to put the Contract into effect.

investment base: is the amount available under a Contract for investment in the Separate Account at any time. A contract owner's investment base is the sum of the amounts invested in each of the selected investment divisions.

investment division:  is any division in the Separate Account.

issue age: is, for each insured, the insured's age as of his or her birthday nearest the contract date.

issue date: is the date that the Contract is issued. The contestable and suicide periods are measured from this date.

net amount at risk: is the excess, as of a processing date, of the death benefit (adjusted for interest at an annual rate of 5%) over the cash value, but before the deduction for cost of insurance.

net cash surrender value:  is equal to the cash value less debt.

processing dates: are the contract date and the first day of each contract quarter thereafter. Processing dates are the days when Merrill Lynch Life deducts certain charges from the investment base.

processing period:  is the period between consecutive processing dates.

target premium:  is equal to 75% of the base premium.

variable insurance amount: is computed daily by multiplying the cash value (plus certain excess sales load during the first 24 months after the Contract is issued) by the cash value corridor factor for the younger insured at his or her attained age.

                            SUMMARY OF THE CONTRACT

PURPOSE OF THE CONTRACT

This flexible premium joint and last survivor variable universal life insurance contract offers a choice of investments and an opportunity for the Contract's investment base, cash value and death benefit to grow based on investment results.

Merrill Lynch Life does not guarantee that contract values will increase. Depending on the investment results of selected investment divisions, the investment base, cash value and death benefit may increase or decrease on any day. The contract owner bears the investment risk. Merrill Lynch Life guarantees to keep the Contract in force during the guarantee period subject to the effect of any debt.

Life insurance is not a short-term investment. The contract owner should evaluate the need for insurance and the Contract's long-term investment potential and risks before purchasing a Contract.

AVAILABILITY AND PAYMENTS

The Contract is available in Massachusetts, Pennsylvania, and Vermont. A Contract may be issued for insureds from age 20 through age 85. The minimum initial payment is 75% of the base premium.

Merrill Lynch Life will not accept an initial payment that provides a guarantee period of less than two years. The guarantee period is the period of time Merrill Lynch Life guarantees that the Contract will remain in force regardless of investment experience unless the debt exceeds certain values.

Contract owners may make additional payments. Contract owners may specify an additional payment amount on the application to be paid on a monthly (for payments from a CMA account only), quarterly, semi-annual, or annual basis. For additional payments not being withdrawn from a CMA account, Merrill Lynch Life will send reminder notices for such amounts beginning in the second contract year.

CMA(R) INSURANCE SERVICE

Contract owners who subscribe to the Merrill Lynch Cash Management Account(R) financial service ("CMA account") may elect to have their Contract linked to their CMA account electronically. Certain transactions will be reflected in monthly CMA account statements. Payments may be transferred to and from the Contract through a CMA account.

THE INVESTMENT DIVISIONS

During the first 14 days following the in force date, the initial payment less contract loading will be invested in the investment division of the Separate Account investing in the Money Reserve Portfolio. After the first 14 days following the in force date, the contract owner may select up to five of the 37 investment divisions in the Separate Account. (See "Changing the Allocation" on page 17.)

Payments are invested in investment divisions of the Separate Account. Ten investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the Merrill Lynch Series Fund, Inc. (the "Series Fund"). Seven investment divisions of the Separate Account invest exclusively in Class A shares of designated mutual fund portfolios of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds"). Two investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the AIM Variable Insurance Funds, Inc. (the "AIM V.I. Funds"). One investment division of the Separate Account invests exclusively in shares of a designated mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"). Two investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the MFS Variable Insurance Trust (the "MFS Trust"). Each mutual fund portfolio has a different investment objective. The other fifteen investment divisions invest in units of designated unit investment trusts in The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Zero Trusts"). The contract owner's payments are not invested directly in the Series Fund, the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, or the MFS Trust (each, a "Fund"; collectively, the "Funds"); or in the Zero Trusts.

HOW THE DEATH BENEFIT VARIES

Contract owners elect a death benefit option on the application. Under option 1, the death benefit equals the larger of the face amount or the variable insurance amount. Under option 2, the death benefit equals the larger of the sum of the face amount plus the cash value or the variable insurance amount. Subject to certain conditions, contract owners may change the death benefit option. The death benefit may increase or decrease on any day depending on the investment results of the investment divisions chosen by the contract owner. Death benefit proceeds equal the death benefit reduced by any debt and increased by any rider benefits payable. (See "Death Benefit Proceeds" on page 23.)

HOW THE INVESTMENT BASE VARIES

A Contract's investment base is the amount available for investment at any time. On the contract date(usually the business day next following receipt of the initial payment at the Service Center), the investment base is equal to the initial payment less contract loading and charges for cost of insurance and rider costs. Afterwards, it varies daily based on investment performance of the investment divisions chosen. The contract owner bears the risk of poor investment performance and receives the benefit of favorable investment performance. Contract owners may wish to consider diversifying their investment in the Contract by allocating the investment base to two or more investment divisions.

---------------
Cash Management Account and CMA are registered trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated.

NET CASH SURRENDER VALUE

Contract owners may surrender their Contracts at any time and receive the net cash surrender value. The net cash surrender value varies daily based on investment performance of the investment divisions chosen. Merrill Lynch Life doesn't guarantee any minimum net cash surrender value. If the Contract is surrendered within 24 months after issue, the contract owner will receive certain excess sales load. (See "Contract Loading -- Excess Sales Load" on page 18.)

ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the Contract are based on hypothetical investment rates of return. These rates are not guaranteed. They are illustrative only and should not be deemed a representation of past or future performance. Actual rates of return may be more or less than those reflected in the illustrations and, therefore, actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Before purchasing a Contract, the contract owner should ask his or her Merrill Lynch registered representative if changing, or adding to, current insurance coverage would be advantageous. Generally, it is not advisable to purchase another contract as a replacement for existing coverage. In particular, replacement should be carefully considered if the decision to replace existing coverage is based solely on a comparison of contract illustrations.

RIGHTS TO CANCEL ("FREE LOOK" PERIOD) OR CONVERT

Once the Contract owner receives the Contract, he or she should review it carefully to make sure it is what he or she intended to purchase. Generally, a Contract may be returned for a refund within the later of ten days after the contract owner receives it, 45 days after the contract owner completes the application, or ten days after Merrill Lynch Life mails or personally delivers the Notice of Withdrawal Right to the contract owner. If the Contract is returned during the "free look" period, Merrill Lynch Life will refund the initial payment without interest.

Once the Contract is issued, a contract owner may also convert the Contract within 24 months after issue to a contract with benefits that do not vary with the investment results of a separate account. (See "Converting the Contract" on page 25.)

HOW DEATH BENEFIT AND CASH VALUE INCREASES ARE TAXED

Under current federal tax law, life insurance contracts receive tax-favored treatment. The death benefit is generally excludable from the beneficiary's gross income for federal income tax purposes, according to Section 101(a)(1) of the Internal Revenue Code. An owner of a life insurance contract is not taxed on any increase in the cash value while the contract remains in force.

A Contract may be a "modified endowment contract" under federal tax laws depending upon the amount of payments made in relation to the death benefit provided under the Contract. If the Contract is a modified endowment contract, certain distributions made during either insured's lifetime, such as loans, partial withdrawals, collateral assignments, capitalized interest, and complete surrender, are includable in gross income on an income-first basis. A 10% penalty tax may also be imposed on distributions made before the contract owner attains age 59 1/2. Contracts that are not modified endowment contracts under federal tax law receive preferential tax treatment with respect to certain distributions.

For a discussion of the tax issues associated with this Contract, see "Tax Considerations" on page 31.

LOANS

Contract owners may borrow up to the loan value of their Contracts, which is 90% of the cash value. The maximum loan amount that may be borrowed at any time is the difference between the loan value and debt. (See "Loans" on page 22.)

Debt is deducted from the amount payable on surrender of the Contract and is also subtracted from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS CAPITALIZED AND ADDED TO THE OUTSTANDING LOAN AMOUNT. If the Contract is a modified endowment contract, the amount of capitalized interest will be treated as a taxable distribution. Depending upon investment performance of the divisions and the amounts borrowed, loans may cause a Contract to lapse. If the Contract lapses with a loan outstanding, adverse tax consequences may result. Policy debt is considered part of total cash value which is used to calculate gain. (See "Tax Considerations -- Tax Treatment of Loans and Other Distributions" on page 32.)

PARTIAL WITHDRAWALS

Contract owners may make partial withdrawals beginning in contract year sixteen, subject to certain conditions. (See "Partial Withdrawals" on page 23.)

FEES AND CHARGES

Contract Loading. Merrill Lynch Life deducts certain charges from all payments before they are invested in the investment divisions. These charges are:

     - Sales load equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter.

     - State and local premium tax charge of 2.5% of each payment.

     - A charge for federal taxes of 1.25% of each payment.

(See "Contract Loading" on page 18.)

Investment Base Charges. Merrill Lynch Life deducts certain charges from the investment base. The charges deducted are as follows:

     - On the contract date and on all processing dates after the contract date, Merrill Lynch Life makes deductions for cost of insurance (see "Cost of Insurance" on page 18) and any rider costs (see "Additional Insurance Rider" on page 15).

     - On each contract anniversary, Merrill Lynch Life makes deductions for the net loan cost if there has been any debt during the prior year. It equals a maximum of 2% of the debt per year.

Separate Account Charges. There are certain charges deducted daily from the investment results of the investment divisions in the Separate Account. These charges are:

     - an asset charge designed to cover mortality and expense risks deducted from all investment divisions which is equivalent to .90% annually at the beginning of the year; and

     - a trust charge deducted from only those investment divisions investing in the Zero Trusts, which is currently equivalent to .34% annually at the beginning of the year and will never exceed .50% annually.

Advisory Fees. The portfolios in the Funds pay monthly advisory fees and other expenses. (See "Charges to Fund Assets" on page 19.)

This summary is intended to provide only a very brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and in the Contract. The Contract together with its attached applications, medical exam(s), amendments, riders and endorsements constitutes the entire agreement between the contract owner and Merrill Lynch Life and should be retained.

For the definition of certain terms used in this Prospectus, see "Important Terms" on page 4.

                  FACTS ABOUT THE SEPARATE ACCOUNT, THE FUNDS,
                     THE ZERO TRUSTS AND MERRILL LYNCH LIFE

THE SEPARATE ACCOUNT

The Separate Account is a separate investment account established by Merrill Lynch Life on November 16, 1990. It is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. It meets the definition of a separate account under the federal securities laws. The Separate Account is used to support the Contract as well as to support other variable life insurance contracts issued by Merrill Lynch Life.

Merrill Lynch Life owns all of the assets in the Separate Account. The assets of the Separate Account are kept separate from Merrill Lynch Life's general account and any other separate accounts it may have. Arkansas insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business Merrill Lynch Life conducts.

Obligations to contract owners and beneficiaries that arise under the Contract are obligations of Merrill Lynch Life. Income, gains, and losses, whether or not realized, from assets allocated are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of Merrill Lynch Life. As required, the assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the assets exceed the required reserves and other Contract liabilities (which will always be at least equal to the aggregate contract value allocated to the Separate Account under the Contracts), Merrill Lynch Life may transfer the excess to its general account.

There are currently 37 investment divisions in the Separate Account. Ten invest in shares of a specific portfolio of the Series Fund. Seven invest in Class A shares of a specific portfolio of the Variable Series Funds. Two invest in shares of a specific portfolio of the AIM V.I. Funds. One invests in shares of a specific portfolio of the Alliance Fund. Two invest in shares of a specific portfolio of the MFS Trust. Fifteen invest in units of a specific Zero Trust. Complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio (including specific risks associated with investment in the High Yield Portfolio of the Series Fund) can be found in the accompanying prospectuses. They should be read in conjunction with this Prospectus.

The investment objectives and policies of certain of the underlying portfolios may be similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the underlying portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the underlying portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.

THE SERIES FUND

The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"). All of its ten mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the Series Fund portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.

Money Reserve Portfolio seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.

Intermediate Government Bond Portfolio seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a maximum maturity of 15 years.

Long-Term Corporate Bond Portfolio primarily seeks to provide as high a level of current income as is believed to be consistent with prudent investment risk. In addition, the Portfolio seeks the preservation of capital. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 80% of the value of its total assets in debt securities that have a rating within the three highest grades of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").

High Yield Portfolio primarily seeks as high a level of current income as is believed to be consistent with prudent management. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").

Capital Stock Portfolio seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.

Growth Stock Portfolio seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of aggressive growth companies considered to have special investment value.

Multiple Strategy Portfolio seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.

Natural Resources Portfolio seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

Global Strategy Portfolio seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.

Balanced Portfolio seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.

MLAM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets" on page 19.)

THE VARIABLE SERIES FUNDS

The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLAM. Seven of its 18 mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the seven available Variable Series Funds portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.

Basic Value Focus Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.

Global Bond Focus Fund (formerly the World Income Focus Fund) seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness.

Global Utility Focus Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

International Equity Focus Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries.

Developing Capital Markets Focus Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.

Special Value Focus Fund (formerly the Equity Growth Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.

Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets" on page 19.)

THE AIM V.I. FUNDS

The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end, series, management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the two available AIM V.I. Funds portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.

AIM V.I. Capital Appreciation Fund seeks capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. The portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings with excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective. The investment division corresponding to this Fund should not be selected by contract owners who seek income as their primary investment objective.

AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, is a wholly owned subsidiary of A I M Management Group, Inc., a holding company engaged in the financial services business and an indirect wholly owned subsidiary of AMVESCAP PLC. AIM is a registered adviser under the Investment Advisers Act of

1940. AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 50 investment company portfolios (including the AIM V.I. Funds) encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Charges to Fund Assets" on page 19.)

THE ALLIANCE FUND

The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). One of its mutual fund portfolios is currently available through the Separate Account. The investment objective of the available Alliance Fund portfolio is described below. There is no guarantee that this portfolio will be able to meet its investment objective.

Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value.

Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, is a registered adviser under the Investment Advisers Act of 1940. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly-owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Charges to Fund Assets" on page 19.)

THE MFS TRUST

The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the available MFS Trust portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.

MFS Emerging Growth Series seeks to provide long-term growth of capital by investing primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies. Emerging growth companies include companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to the Fund's objective of long-term growth of capital.

MFS Research Series seeks to provide long-term growth of capital and future income. The portfolio securities of the MFS Research Series are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly-owned subsidiary of MFS. The Series' assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Series' investment objective within their assigned industry responsibility.

MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.), which, in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada, and is a registered adviser under the Investment Advisers Act of 1940. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Charges to Fund Assets" on page 19.)

CERTAIN RISKS OF THE FUNDS

Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus and International Equity Focus Funds of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on the investment adviser's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.

In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Contract's federal tax status will not be adversely affected as a result.

In selecting investments for the AIM V.I. Capital Appreciation Fund, AIM is particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by this portfolio may fluctuate widely. Any income received from securities held by the portfolio will be incidental, and a contract owner should not consider a purchase of shares of the portfolio as equivalent to a complete investment program.

For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, many portfolios should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.

THE ZERO TRUSTS

The Zero Trusts was formed to provide safety of capital and a high yield to maturity. It seeks this through U.S. Government-backed investments which make no periodic interest payments and, therefore, are purchased at a deep discount. When held to maturity the investments should receive approximately a fixed yield. The value of Zero Trust units before maturity varies more than it would if the Zero Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Zero Trust portfolios consist mainly of:

     - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

     - coupons stripped from U.S. debt obligations; and

     - receipts and certificates for such stripped debt obligations and coupons.

The Zero Trusts currently available have maturity dates in years 1999 through 2011, 2013 and 2014.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Zero Trusts. The sponsor will sell units of the Zero Trusts to the Separate Account and has agreed to repurchase units when Merrill Lynch Life needs to sell them to pay benefits and make reallocations. Merrill Lynch Life pays the sponsor a fee for these transactions and is reimbursed through the trust charge assessed to the divisions investing in the Zero Trusts. (See "Charges to Divisions Investing in the Zero Trusts" on page 19.)

MERRILL LYNCH LIFE AND MLPF&S

Merrill Lynch Life is a stock life insurance company organized under the laws of the State of Washington in 1986 and redomesticated under the laws of the State of Arkansas in 1991. It is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. Merrill Lynch Life is authorized to sell life insurance and annuities in 49 states, Guam, the U.S. Virgin Islands and the District of Columbia. It is also authorized to offer variable life insurance and variable annuities in most jurisdictions.

MLPF&S is a wholly owned subsidiary of Merrill Lynch & Co., Inc. and provides a broad range of securities brokerage and investment banking services in the United States. It provides marketing services for Merrill Lynch Life and is the principal underwriter of the Contracts issued through the Separate Account. Merrill Lynch Life retains MLPF&S to provide services relating to the Contracts under a distribution agreement. (See "Selling the Contracts" on page 30.)

                            FACTS ABOUT THE CONTRACT

WHO MAY BE COVERED

The Contract is available in Massachusetts, Pennsylvania, and Vermont. Merrill Lynch Life will issue a Contract on the lives of two insureds provided the relationship among the applicant and the insureds meets Merrill Lynch Life's insurable interest requirements and provided neither insured is over age 85 or under age 20. The insureds' issue ages will be determined using their ages as of their birthdays nearest the contract date. The insureds must also meet Merrill Lynch Life's medical and other underwriting requirements, which will include undergoing a medical examination.

Merrill Lynch Life assigns insureds to underwriting classes which determine the current cost of insurance rates used in calculating cost of insurance deductions. Contracts may be issued on insureds in standard, non-smoker or preferred non-smoker underwriting classes. Contracts may also be issued on insureds in a substandard underwriting class. For a discussion of the effect of underwriting classification on deductions for cost of insurance, see "Cost of Insurance" on page 18.

PURCHASING A CONTRACT

To purchase a Contract, the contract owner must complete an application and make a payment. The payment is required to put the Contract into effect. In the application, the contract owner selects the face amount of the Contract. The amount of the minimum initial payment for a given Contract depends on the face amount selected and the issue age, sex and underwriting class of each of the insureds. The minimum initial payment for any Contract is 75% of the base premium. Merrill Lynch Life will not accept an initial payment for a specified face amount that will provide a guarantee period of less than two years. (See "Selecting the Initial Face Amount" and "Initial Guarantee Period" on page 15.) Merrill Lynch Life also will not accept an initial payment that would cause the Contract to fail to qualify as life insurance under federal tax law as interpreted by Merrill Lynch Life.

Insurance coverage generally begins as of the contract date, which is usually the next business day following receipt of the initial payment at Merrill Lynch Life's Service Center. Temporary life insurance coverage may be provided prior to the contract date under the terms of a temporary insurance agreement. In accordance with

Merrill Lynch Life's underwriting rules, temporary life insurance coverage may not exceed $300,000 and may not be in effect for more than 90 days. As provided for under state insurance law, the contract owner, to preserve insurance age, may be permitted to backdate the Contract. In no case may the contract date be more than six months prior to the date the application was completed. Charges for cost of insurance and rider costs for the backdated period are deducted on the contract date.

If Merrill Lynch Life determines that, based on the contract owner's initial payment and face amount, the Contract will be a modified endowment contract, Merrill Lynch Life will issue the Contract provided the contract owner signs a statement acknowledging that the Contract is a modified endowment contract or agrees either to reduce the initial payment or to increase the face amount to a level at which the Contract will not be a modified endowment contract. For a discussion of the tax consequences of purchasing a modified endowment contract, see "Tax Considerations" on page 31.

Selecting the Initial Face Amount. The minimum initial face amount is $250,000 or that face amount which generates a $4,000 base premium, if larger. The maximum face amount that may be specified for a given initial payment is the amount which will provide an initial guarantee period of at least two years. For the same initial payment amount, the larger the face amount requested, the shorter the guarantee period. The initial face amount will change if the contract owner changes the death benefit option or takes a partial withdrawal. Subject to certain conditions, the contract owner may purchase additional insurance coverage through an additional insurance rider. (See "Additional Insurance Rider" below.)

Initial Guarantee Period. The initial guarantee period for a Contract will be determined by the initial payment, face amount and any additional insurance rider face amount. The guarantee period will be adjusted each time an additional payment is made, when a partial withdrawal is taken, when a death benefit option change results in a change in face amount, and when the additional insurance rider face amount is increased or decreased.

The guarantee period is the period of time Merrill Lynch Life guarantees that the Contract will remain in force regardless of investment experience unless the debt exceeds certain values. The guarantee period is based on the guaranteed maximum cost of insurance rates in the Contract, guaranteed maximum rider costs (if an additional insurance rider is elected), the contract loading and a 5% interest assumption. This means that for a given initial payment and face amount, different joint insureds will have different guarantee periods depending on the age, sex and underwriting class of each of the insureds. For example, older joint insureds will have a shorter guarantee period than younger joint insureds in the same underwriting classes.

The maximum guarantee period is for the whole of life of the younger insured.

ADDITIONAL INSURANCE RIDER

The contract owner may purchase additional insurance coverage payable to the beneficiary on the death of the last surviving insured. Additional insurance coverage may be purchased through an additional insurance rider when the Contract is purchased. Under Merrill Lynch Life's current procedures, the maximum additional insurance rider face amount at the time the Contract is purchased is three times the face amount of the Contract. The rider can also be added on any contract anniversary thereafter, as long as an application is completed, satisfactory evidence of insurability of both insureds is provided, and at least one insured has not attained the age of 85. The minimum additional insurance rider face amount at any time is $100,000. A cost of insurance charge for the rider ("rider charge") will be deducted from the Contract's investment base on each processing date. The rider charge will be based on the same cost of insurance rates as the Contract. (See "Cost of Insurance" on page 18.) Because insurance coverage through an additional insurance rider is purchased through deductions from the Contract's investment base that are not taken into account in determining the base premium, there is no additional contract loading associated with this coverage.

Once each year, the additional insurance rider face amount may be increased (subject to evidence of insurability of both insureds) or decreased (after the seventh contract anniversary); however, any change in the additional insurance rider face amount must be at least $100,000. The effective date of the change will be the contract anniversary next following underwriting approval of the change. As of the effective date of the increase or decrease in the additional insurance rider face amount, Merrill Lynch Life uses the existing fixed base and the face amount of the Contract plus the new additional insurance rider face amount to calculate a new guarantee period. A decrease in the additional insurance rider face amount will increase the guarantee period. An increase in the additional insurance rider face amount will decrease the guarantee period. An increase will not be allowed on the first contract anniversary if the face amount of the Contract plus the new rider face amount provide a guarantee period of less than one year from the effective date of the increase.

A decrease in the additional insurance rider face amount can cause a Contract which is not a modified endowment contract to become a modified endowment contract. In such a case, Merrill Lynch Life will not process the decrease until the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. For a discussion of the tax consequences of increasing or decreasing the additional insurance rider face amount, see "Tax Considerations" on page 31.

ADDITIONAL PAYMENTS

After the "free look" period, contract owners may make additional payments while the insured is living. Additional payments must be submitted with an additional payment form. The minimum Merrill Lynch Life will accept for these payments is $100. For Contracts that are not modified endowment contracts, making an additional payment may cause them to become modified endowment contracts. (See "Tax Considerations" on page 31.) Merrill Lynch Life will return that portion of any additional payment beyond that necessary to extend the guarantee period to the whole of life of the younger insured. Merrill Lynch Life will also return that portion of any additional payment that would cause the Contract to fail to qualify as life insurance under federal tax law as interpreted by Merrill Lynch Life.

Contract owners may specify an additional payment amount on the application to be paid on a monthly (for payments from a CMA account only), quarterly, semi-annual, or annual basis. For additional payments not being withdrawn from a CMA account, Merrill Lynch Life will send the contract owner reminder notices beginning in the second contract year. If a contract owner has the CMA Insurance Service, such additional payments may be withdrawn automatically from his or her CMA account and transferred to his or her Contract. The withdrawals will continue under the selected plan until Merrill Lynch Life is notified otherwise.

EFFECT OF ADDITIONAL PAYMENTS

Generally, any additional payments will be accepted the day they are received at the Service Center. However, if acceptance of any portion of the payment would cause a Contract which is not a modified endowment contract to become a modified endowment contract, to the extent feasible, Merrill Lynch Life will not accept that portion of the payment unless the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. Merrill Lynch Life may return that portion of the payment pending receipt of instructions from the contract owner.

On the date Merrill Lynch Life receives and accepts an additional payment, Merrill Lynch Life will:

     - increase the Contract's investment base by the amount of the payment less contract loading applicable to the payment;

     - reflect the additional payment in the calculation of the variable insurance amount (see "Variable Insurance Amount" on page 24); and

     - increase the fixed base by the amount of the payment less contract loading applicable to the payment (see "The Contract's Fixed Base" on page 21).

As of the processing date on or next following receipt and acceptance of an additional payment, Merrill Lynch Life will increase the guarantee period if the guarantee period prior to receipt and acceptance of an additional payment is less than for the whole of life of the younger insured.

Merrill Lynch Life will determine the increase in the guarantee period by taking the immediate increase in the cash value resulting from the additional payment and adding to that interest at the annual rate of 5% for the period from the date Merrill Lynch Life receives and accepts the payment to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is added to the fixed base and the resulting new fixed base is used to calculate a new guarantee period. For a discussion of the effect of additional payments on a Contract's guarantee period, see "Additional Payments" in the Examples on page 44.

If any excess sales load has been applied to keep the Contract in force, any additional payment, less contract loading, will first be applied to recover such excess load (see "Excess Sales Load" on page 18). Next, unless specified otherwise, if there is any debt, any payment made will be applied as a loan repayment, with any excess applied as an additional payment. (See "Loans" on page 22.)

INVESTMENT BASE

A Contract's investment base is the amount available for investment at any time. It is the sum of the amounts invested in each of the investment divisions. On the contract date, the investment base equals the initial payment less contract loading and charges for cost of insurance and rider costs. Merrill Lynch Life adjusts the investment base daily to reflect the investment performance of the investment divisions the contract owner has selected. (See "Net Rate of Return for an Investment Division" on page 35.) The investment performance reflects the deduction of Separate Account charges. (See "Charges to the Separate Account" on page 19.)

Partial withdrawals, loans and deductions for cost of insurance, rider costs and net loan cost decrease the investment base. (See "Charges Deducted from the Investment Base" on page 18, "Partial Withdrawals" on page 23 and "Loans" on page 22.) Loan repayments and additional payments increase it. Contract owners may elect from which investment divisions loans and partial withdrawals are taken and to which investment divisions repayments and additional payments are added. If an election is not made, Merrill Lynch Life will allocate increases and decreases proportionately to the contract owner's investment base as then allocated in the investment divisions.

Initial Investment Allocation and Preallocation. Through the first 14 days following the in force date, the initial payment less contract loading will remain in the division investing in the Money Reserve Portfolio. Thereafter, the investment base may be reallocated to the investment divisions selected by the contract owner on the application, if different. The contract owner may select up to five of the 37 investment divisions in the Separate Account.

Changing the Allocation. After the first 14 days following the in force date, a contract owner's investment base may be invested in up to five investment divisions at any one time. Currently, investment allocations may be changed as often as desired. Merrill Lynch Life reserves the right to charge up to $25 for each change in excess of six each year. In order to change their investment base allocation, contract owners must call or write to the Service Center. (See "Some Administrative Procedures" on page 27.)

Zero Trust Allocations. Merrill Lynch Life will notify contract owners 30 days before a Zero Trust in which they have invested matures. Contract owners must notify Merrill Lynch Life by calling or writing at least seven days before the maturity date how to reinvest their funds in the division investing in that Zero Trust. If Merrill Lynch Life is not notified, it will move the contract owner's investment base in that division to the investment division investing in the Money Reserve Portfolio.

Units of a specific Zero Trust may no longer be available when a request for allocation is received. Should this occur, Merrill Lynch Life will attempt to notify the contract owner immediately so that the request can be changed.

Allocation to the Division Investing in the Natural Resources
Portfolio. Merrill Lynch Life and the Separate Account reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES DEDUCTED FROM THE INVESTMENT BASE

Merrill Lynch Life deducts the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the contract loading may not fully cover all of the sales and distribution expenses actually incurred by Merrill Lynch Life, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.

The charges described below are deducted pro-rata from the investment base on processing dates.

Cost of Insurance. Merrill Lynch Life deducts the cost of insurance from the investment base on the contract date and on each processing date thereafter. This charge compensates Merrill Lynch Life for the cost of providing life insurance coverage for the insureds. It is based on the underwriting class, sex (except where unisex rates are required by state law) and attained age of each insured and the Contract's net amount at risk.

To determine the cost of insurance, Merrill Lynch Life multiplies the current cost of insurance rate by the Contract's net amount at risk. The net amount at risk is the difference, as of a processing date, between the death benefit (adjusted for interest at an annual rate of 5%) and the cash value, but before the deduction for cost of insurance.

Current cost of insurance rates may be equal to or less than the guaranteed cost of insurance rates depending on the underwriting class, sex (except where unisex rates are required by state law) and attained age of each insured. Current cost of insurance rates are lower for insureds in a preferred non-smoker underwriting class than for insureds of the same age in a non-smoker underwriting class and are lower for insureds in a non-smoker underwriting class than for insureds of the same age and sex in a standard underwriting class.

Merrill Lynch Life guarantees that the current cost of insurance rates will never exceed the maximum guaranteed rates shown in the Contract. The maximum guaranteed rates for Contracts (other than those issued on a substandard basis) do not exceed the rates based on the 1980 Commissioners Standard Ordinary Mortality Table (CSO Table). Merrill Lynch Life may use rates that are equal to or less than these rates, but never greater. The maximum rates for Contracts issued on a substandard basis are based on a multiple of the 1980 CSO Table. Any change in the cost of insurance rates will apply to all joint insureds of the same age, sex, and underwriting class whose Contracts have been in force for the same length of time.

Net Loan Cost.  The net loan cost is explained under "Loans" on page 22.

Rider Charges. Rider charges are deducted on the contract date and on each processing date thereafter. These charges are explained under "Additional Insurance Rider" on page 15.

CONTRACT LOADING

Chargeable to each payment is an amount called the contract loading. The contract loading equals 50% of each payment made until cumulative payments have been made in an amount equal to two base premiums, and 5% of each payment thereafter. This charge consists of a sales load, a charge for federal taxes and a state and local premium tax charge.

The sales load, equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter, compensates Merrill Lynch Life for sales expenses and the costs for underwriting and issuing the Contract. The sales load may be reduced in certain group or sponsored arrangements as described on page 30.

The charge for federal taxes is equal to 1.25% of each payment.

The state and local premium tax charge is equal to 2.5% of each payment.

Excess Sales Load. Excess sales load is equal to any sales load deducted from the first two base premiums in excess of 30% of premiums paid up to an amount equal to the first base premium, and then 10% of the premiums paid up to an amount equal to the second base premium. It is calculated and applied in the following situations only during the first 24 months after the Contract is issued:

     - It is refunded if the Contract is surrendered during the first 24 months after issue.

     - It is added to the cash value so as to keep the Contract in force if debt exceeds the larger of (i) cash value plus any excess sales load not previously applied to keep the Contract in force and (ii) the fixed base during the first 24 months after issue.

     - It is added to the cash value in determining the variable insurance amount during the first 24 months after issue.

CHARGES TO THE SEPARATE ACCOUNT

Each day Merrill Lynch Life deducts an asset charge from each division of the Separate Account. The total amount of this charge is computed at .90% annually at the beginning of the year. Of this amount, .75% is for

     - the risk assumed by Merrill Lynch Life that insureds as a group will live for a shorter time than actuarial tables predict. As a result, Merrill Lynch Life would be paying more in death benefits than planned; and

     - the risk assumed by Merrill Lynch Life that it will cost more to issue and administer the Contracts than expected.

The remaining amount, .15%, is for

     - the risk assumed by Merrill Lynch Life with respect to potentially unfavorable investment results. This risk is that the Contract's cash value cannot cover the charges due during the guarantee period.

If the asset charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, Merrill Lynch Life will bear the loss. If the charge exceeds the actual expenses, the excess will be added to Merrill Lynch Life's profit and may be used to finance distribution expenses. The total asset charge may not be increased.

Charges to Divisions Investing in the Zero Trusts. Merrill Lynch Life assesses a daily trust charge against the assets of each division investing in the Zero Trusts. This charge reimburses Merrill Lynch Life for the transaction charge paid to MLPF&S when units are sold to the Separate Account.

The trust charge is currently equivalent to .34% annually at the beginning of the year. It may be increased, but will not exceed .50% annually at the beginning of the year. The charge is based on cost (taking into account loss of interest) with no expected profit.

Tax Charges. Merrill Lynch Life has the right under the Contract to impose a charge against Separate Account assets for any taxes imposed on the Separate Account's investment earnings. (See "Merrill Lynch Life's Income Taxes" on page 34.)

CHARGES TO FUND ASSETS

Charges to Series Fund Assets. The Series Fund incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of:

     - .50% of the first $250 million of the aggregate average daily net assets of the Series Fund;

     - .45% of the next $50 million of such assets;

     - .40% of the next $100 million of such assets;

     - .35% of the next $400 million of such assets; and

     - .30% of such assets over $800 million.

One or more of the insurance companies investing in the Series Fund has agreed to reimburse the Series Fund so that the ordinary expenses of each portfolio (which include the monthly advisory fee) do not exceed .50% of the portfolio's average daily net assets. These companies have also agreed to reimburse MLAM for any amounts it pays under the investment advisory agreement, as described below. These reimbursement obligations will remain in effect so long as the advisory agreement remains in effect and cannot be amended or terminated without Series Fund approval.

Charges to Variable Series Funds Assets. The Variable Series Funds incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of .60% of the average daily net assets of the Basic Value Focus Fund, Global Bond Focus Fund and Global Utility Focus Fund. This fee equals an annual rate of .30%, .75%, 1.00%, and .75% of the average daily net assets of the Index 500 Fund, the International Equity Focus Fund, the Developing Capital Markets Focus Fund, and the Special Value Focus Fund, respectively.

MLAM and Merrill Lynch Life Agency, Inc. have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each fund in a given year to 1.25% of its average daily net assets. These reimbursement agreements provide that any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the fund by MLAM which, in turn, will be reimbursed by Merrill Lynch Life Agency, Inc.

Charges to AIM V.I. Funds Assets. The AIM V.I. Funds incurs operating expenses and pays a monthly advisory fee to AIM, which serves as the investment adviser to each fund of the AIM V.I. Funds. As the investment adviser, AIM receives from the AIM V.I. Capital Appreciation Fund and the AIM V.I. Value Fund an advisory fee at an annual rate of .65% of the first $250 million of each fund's average daily net assets and .60% of each fund's average daily net assets in excess of $250 million.

Effective May 1, 1998, the AIM V.I. Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently the fee only applies to the average net asset value of each fund in excess of the net asset value of each fund as calculated on April 30, 1998.

Charges to Alliance Fund Assets. The Alliance Fund incurs operating expenses and pays a monthly advisory fee to Alliance, which serves as the investment adviser to each fund of the Alliance Fund. As the investment adviser, Alliance receives from the Alliance Premier Growth Portfolio an advisory fee at an annual rate of 1.00% of the fund's average daily net assets.

Charges to MFS Trust Assets. The MFS Trust incurs operating expenses and pays a monthly advisory fee to MFS, which serves as the investment adviser to each of the funds of MFS Trust. As the investment adviser, MFS receives from the MFS Emerging Growth Series and MFS Research Series an advisory fee, computed and paid monthly, at an annual rate of .75% of the average daily net assets of the respective fund.

GUARANTEE PERIOD

Merrill Lynch Life guarantees that the Contract will stay in force for the guarantee period unless the debt exceeds certain contract values. (See "Loans" on page 22.) Additional payments will extend the guarantee period until such time as it is guaranteed for the whole of life of the younger insured. The guarantee period will be affected by partial withdrawals, by changes in death benefit options, and by increases and decreases in the face amount of the additional insurance rider. A reserve is held in Merrill Lynch Life's general account to support this guarantee.

When the Guarantee Period is Less Than for Life. After the end of the guarantee period, Merrill Lynch Life may cancel the Contract if the cash value plus certain excess sales load on a processing date is insufficient to cover charges due on that date. (See "Charges Deducted from the Investment Base" and "Contract Loading -- Excess Sales Load" on page 18.)

Merrill Lynch Life will notify the contract owner at the owner's last known address before cancelling the Contract. The contract owner will then have 61 days to pay an amount which, after deducting contract loading, equals at least three times the charges that were due (and not deducted) on the processing date when the cash value was determined to be insufficient, plus any excess sales load previously applied to keep the Contract in force. If this amount is paid, Merrill Lynch Life will deduct the charges due on the processing date and apply the balance to the investment base. Merrill Lynch Life will cancel the Contract at the end of this grace period if payment has not yet been received. At that time, Merrill Lynch Life will deduct any charges for cost of insurance and rider costs applicable to the grace period and refund any unearned charges for the cost of insurance, rider costs and any excess sales load not previously applied to keep the Contract in force.

Subject to state regulation, if Merrill Lynch Life cancels a Contract, it may be reinstated while both insureds are still living if:

     - the reinstatement is requested within three years after the end of the grace period;

     - Merrill Lynch Life receives satisfactory evidence of the insureds' insurability; and

     - the reinstatement payment is made. The reinstatement payment is the minimum payment for which Merrill Lynch Life would then issue a Contract for the minimum guarantee period with the same face amount as the original Contract, based on the insureds' attained ages and underwriting classes as of the effective date of the reinstated Contract.

A reinstated Contract will be effective on the processing date on or next following the date the reinstatement application is approved.

The Contract's Fixed Base. On the contract date, the fixed base equals the cash value. From then on, the fixed base is calculated in the same manner as the cash value except that the calculation substitutes 5% for the net rate of return, the guaranteed maximum cost of insurance rates and guaranteed maximum rider costs are substituted for the current rates and it is calculated as though there had been no loans or repayments. The fixed base is equivalent to the cash value for a comparable fixed benefit contract with the same face amount and guarantee period. After the end of the guarantee period the fixed base is zero. The fixed base is used to limit Merrill Lynch Life's right to cancel the Contract during the guarantee period.

Automatic Adjustment. On any contract anniversary, if the cash value is greater than the fixed base necessary to cause the guarantee period to equal the whole of life of the younger insured, the guarantee period will be extended to the whole of life of the younger insured.

CASH VALUE

A Contract's cash value fluctuates daily with the investment results of the investment divisions selected. Merrill Lynch Life does not guarantee any minimum cash value. The cash value on any date equals the total investment base plus debt plus unearned charges for cost of insurance and rider costs less any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year).

Cancelling the Contract. A contract owner may cancel the Contract at any time while either insured is living. The request must be in writing in a form satisfactory to Merrill Lynch Life. All rights to death benefits will end on the date the written request is sent to Merrill Lynch Life.

The contract owner will then receive the net cash surrender value. The contract owner may elect to receive this amount either in a single payment or under one or more income plans described on page 29. The net cash surrender value will be determined as of the date of receipt of the written request at the Service Center.

If the Contract is cancelled during the first 24 months after the issue date of the Contract, excess sales load, as described under "Excess Sales Load" on page 18, will be refunded except to the extent previously applied to keep the Contract in force. (See "Contract Loading - Excess Sales Load" on page 18.)

LOANS

Contract owners may use the Contract as collateral to borrow funds from Merrill Lynch Life. The minimum loan is $1,000. Contract owners may repay all or part of the loan at any time during either insured's lifetime. Each repayment must be for at least $1,000 or the amount of the debt, if less. Certain states won't permit establishing a minimum amount that can be borrowed or repaid. If any excess sales load was previously applied to keep the Contract in force, any loan repayment will first be applied to repay such excess sales load.

When a loan is taken, Merrill Lynch Life transfers a portion of the contract owner's investment base equal to the amount borrowed out of the investment divisions and holds it as collateral in its general account. When a loan repayment is made, Merrill Lynch Life transfers an amount equal to the repayment from the general account to the investment divisions. The contract owner may select from which divisions borrowed amounts should be taken and which divisions should receive repayments (including interest payments). Otherwise, Merrill Lynch Life will take the borrowed amounts proportionately from and make repayments proportionately to the contract owner's investment base as then allocated in the investment divisions.

If a contract owner has the CMA Insurance Service, loans may be transferred to and loan repayments transferred from his or her CMA account.

Effect on Death Benefit and Cash Value. Whether or not a loan is repaid, taking a loan will have a permanent effect on a Contract's cash value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash value may be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash value will be lower, as may be the death benefit. In that case, the lower cash value may cause the Contract to lapse sooner than if no loan had been taken.

Loan Value. The loan value of a Contract equals 90% of its cash value. The sum of all outstanding loan amounts plus accrued interest is called debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the debt.

Interest. While a loan is outstanding, Merrill Lynch Life may charge interest at a maximum rate of 6% annually, subject to state regulation. Currently Merrill Lynch Life charges interest of 5.75% annually. Interest accrues each day and payments are due at the end of each contract year. IF THE INTEREST ISN'T PAID WHEN DUE, IT IS ADDED TO THE OUTSTANDING LOAN AMOUNT. Interest paid on a loan generally is not tax deductible.

The amount held in Merrill Lynch Life's general account as collateral for a loan earns interest at a minimum of 4% annually. Currently a loan amount earns interest at 5%.

Merrill Lynch Life may change the interest rates currently charged on loans and the rates of interest earned on the loan collateral amounts. Any such changes will be effective on the contract anniversary following the date such rates are declared.

Net Loan Cost. Whether or not loan interest is paid when due, on the contract anniversary, Merrill Lynch Life reduces the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account) and adds that amount to the amount held in the general account as collateral for the loan. Since the interest charged is 5.75% and the collateral earnings on such amounts are 5%, the current net loan cost on loaned amounts is .75%. The net loan cost is taken into account in determining the net cash surrender value of the Contract if the date of surrender is not a contract anniversary.

Cancellation Due to Excess Debt. If on a processing date the debt exceeds the larger of (i) the cash value plus certain excess sales load, and less charges due on that date, and (ii) the fixed base (if any), Merrill Lynch Life will cancel the Contract 61 days after a notice of intent to terminate the Contract is mailed to the contract owner unless Merrill Lynch Life has received at least the minimum repayment amount specified in the notice. During the first 24 months after the Contract is issued, Merrill Lynch Life will add excess sales load to the cash value as necessary to keep the Contract in force if debt exceeds the larger of the cash value less charges due and the fixed base. (See "Contract Loading -- Excess Sales Load" on page 18.) Upon termination, Merrill Lynch Life will deduct any charges for cost of insurance and rider costs that may be applicable to the 61-day period and refund any unearned charges for cost of insurance, riders costs and any excess sales load not previously applied to keep the Contract in force. If the Contract lapses with a loan outstanding, adverse tax consequences may result. (See "Tax Considerations -- Tax Treatment of Loans and Other Distributions" on page 32.)

PARTIAL WITHDRAWALS

Beginning in contract year sixteen, and subject to state regulation, a contract owner may make partial withdrawals by submitting a request in a form satisfactory to Merrill Lynch Life. The effective date of the withdrawal is the date a withdrawal request is received at the Service Center. Contract owners will receive the withdrawal amount in a single payment.

Contract owners may make one partial withdrawal each contract year. The minimum amount for each partial withdrawal is $1,000. The remaining cash value less debt following a partial withdrawal must equal or exceed $5,000. The amount of any partial withdrawal may not exceed the loan value as of the effective date of the partial withdrawal less any debt. A partial withdrawal may not be repaid.

Effect on Investment Base, Fixed Base, Cash Value and Death Benefit. As of the effective date of the withdrawal, the investment base, fixed base, cash value and, if the contract owner has elected death benefit option 1, the face amount of the Contract will each be reduced by the amount of the partial withdrawal. Merrill Lynch Life allocates this reduction proportionately to the investment base in each of the contract owner's investment divisions unless notified otherwise. The variable insurance amount will also reflect the partial withdrawal as of the effective date.

Effect on Guarantee Period. As of the processing date on or next following the effective date of a partial withdrawal, Merrill Lynch Life calculates a new guarantee period. This is done by taking the immediate decrease in cash value resulting from the partial withdrawal and adding to that amount interest at an annual rate of 5% for the period from the date of withdrawal to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is subtracted from the fixed base and the resulting new fixed base is used to calculate a new guarantee period. For a discussion of the effect of partial withdrawals on a Contract's guarantee period, see "Partial Withdrawals" in the Examples on page 45.

A partial withdrawal may cause a Contract which is not a modified endowment contract to become a modified endowment contract. In such a case, Merrill Lynch Life will not process the partial withdrawal until the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. For a discussion of the tax issues associated with a partial withdrawal, see "Tax Considerations" on page 31.

DEATH BENEFIT PROCEEDS

Merrill Lynch Life will pay the death benefit proceeds to the beneficiary upon receipt of all information needed to process the payment, including due proof of the death of the last surviving insured. Proof of death for both insureds must be received. There is no death benefit payable at the first death. When Merrill Life is first provided reliable notification of the last surviving insured's death by a representative of the owner or the insured, investment base may be transferred to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

If one of the insureds should die within two years from the Contract's issue date, within two years from the effective date of any requested change in the death benefit option requiring evidence of insurability, or within two years of an increase in the additional insurance rider face amount, due proof of the insured's death should be sent promptly to the Service Center since Merrill Lynch Life may pay only a limited benefit or contest the Contract. (See "Incontestability" and "Payment in Case of Suicide" on page 28.)

Death Benefit Proceeds. The death benefit payable depends on the death benefit option in effect on the date of death.

     - Under option 1, the death benefit is equal to the larger of the face amount or the variable insurance amount.

     - Under option 2, the death benefit is equal to the larger of the face amount plus the cash value or the variable insurance amount.

Contract owners who wish to have investment experience reflected in insurance coverage should choose option 2. Contract owners who wish to have insurance coverage that generally does not vary in amount should choose option 1.

The death benefit will never be less than the amount required to keep the Contract qualified as life insurance under federal income tax laws.

To determine the death benefit proceeds, Merrill Lynch Life will subtract from the death benefit any debt and add to the death benefit any rider benefits payable.

The values used in calculating the death benefit proceeds are as of the date of death. If the last surviving insured dies during the grace period, the death benefit proceeds equal the death benefit proceeds in effect immediately prior to the grace period reduced by any overdue charges. (See "When the Guarantee Period is Less Than for Life" on page 20.)

Variable Insurance Amount. Merrill Lynch Life determines the variable insurance amount daily by:

     - calculating the cash value (plus any excess sales load during the first 24 months after the Contract is issued); and

     - multiplying it by the cash value corridor factor (explained below) for the younger insured at his or her attained age.

The variable insurance amount will never be less than required by federal tax law.

Cash Value Corridor Factor. The cash value corridor factor is used to determine the amount of death benefit purchased by $1.00 of cash value. It is based on the attained age of the younger insured on the date of calculation. It decreases daily as the younger insured's age increases. As a result, the variable insurance amount as a multiple of the cash value will decrease over time. A table of cash value corridor factors as of each anniversary is included in the Contract.

               Table of Illustrative Cash Value Corridor Factors
                                on Anniversaries

             ATTAINED
                AGE                    FACTOR
             --------                  ------
           40 and under                 250%
                45                      215%
                55                      150%
                65                      120%
               75-90                    105%
            95 and over                 100%

Changing the Death Benefit Option. On each contract anniversary beginning with the fifteenth, the contract owner may change the death benefit option. Merrill Lynch Life will change the face amount in order to keep the death benefit constant on the effective date of the change. Therefore, if the change is from option 1 to option 2, the face amount of the Contract will be decreased by the cash value on the date of the change. A change in the death benefit option will not be permitted if it would result in a face amount of less than

$100,000. If the change is from option 2 to option 1, the face amount of the Contract will be increased by the cash value on the date of the change. For a discussion of the effect of a change in the death benefit option on a Contract, see "Changing the Death Benefit Option" in the Examples on page 46.

If the contract owner requests a change in the death benefit option from option 1 to option 2, evidence of insurability in a form satisfactory to Merrill Lynch Life that the insureds are insurable may be required. In no event will a change be permitted if, after the change, the Contract would not qualify as life insurance under federal tax laws as interpreted by Merrill Lynch Life.

A change in the death benefit option may cause a Contract which is not a modified endowment contract to become a modified endowment contract. In such a case, Merrill Lynch Life will not process the change until the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. For a discussion of the tax issues associated with a change in the death benefit option, see "Tax Considerations" on page 31.

PAYMENT OF DEATH BENEFIT PROCEEDS

Merrill Lynch Life will generally pay the death benefit proceeds to the beneficiary within seven days after all the information needed to process the payment is received at its Service Center. Merrill Lynch Life will add interest from the date of the last surviving insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described on page 29.

Payment may be delayed if the Contract is being contested or under the circumstances described in "Using the Contract" on page 26 and "Other Contract Provisions" on page 28. If a delay is necessary and death of the last surviving insured occurs prior to the end of the guarantee period, Merrill Lynch Life may delay payment of any excess of the death benefit over the face amount. After the guarantee period has expired, Merrill Lynch Life may delay payment of the entire death benefit.

RIGHTS TO CANCEL OR CONVERT

"Free Look" Period. A contract owner may cancel his or her Contract during the "free look" period by returning it for a refund. Generally, the "free look" period ends the later of ten days after the Contract is received, 45 days after the contract owner completes the application or ten days after Merrill Lynch Life mails or personally delivers to the contract owner the Notice of Withdrawal Right. To cancel the Contract during the "free look" period, the contract owner must mail or deliver the Contract to Merrill Lynch Life's Service Center or to the registered representative who sold it. Merrill Lynch Life will refund the payment made without interest. If cancelled, Merrill Lynch Life may require the contract owner to wait six months before applying again.

Converting the Contract. A contract owner may convert the Contract for a joint and last survivor contract with benefits that do not vary with the investment results of a separate account. Once a contract owner exercises this right, the investment base and additional payments may not be allocated to the Separate Account. A request to convert must be made in writing within 24 months after the issue date of the Contract while the insured is living. The conversion will not require evidence of insurability.

The conversion will be accomplished by adding an endorsement to the Contract and transferring, without charge, the investment base in the Separate Account to the guaranteed interest division ("GID"). Assets in the guaranteed interest division are held in Merrill Lynch Life's general account. The investment base at the time of conversion and any additional payments will remain in the guaranteed interest division and be credited with interest at a rate declared by Merrill Lynch Life. A declared interest rate for any amount allocated to the guaranteed interest division will be in effect for at least one year. After conversion, the Contract will not be subject to charges to the Separate Account. For a discussion of the tax consequences of converting the Contract, see "Tax Considerations" on page 31.

REPORTS TO CONTRACT OWNERS

After the end of each processing period, contract owners will be sent a statement of the allocation of their investment base, death benefit, cash value, any debt and, if there has been a change, the face amount, the guarantee period and the additional insurance rider face amount. All figures will be as of the end of the immediately preceding processing period. The statement will show the amounts deducted from or added to the investment base during the processing period. The statement will also include any other information that may be currently required by a contract owner's state.

Contract owners will receive confirmation of all financial transactions. Such confirmations will show the price per unit of each of the contract owner's investment divisions, the number of units a contract owner has in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division" on page 35.) The sum of the values in each investment division is a contract owner's investment base.

Contract owners will also be sent an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

CMA Account Reporting. Contract owners who have the CMA Insurance Service will have certain Contract information included as part of their regular monthly CMA account statement. It will list the investment base allocation, death benefit, cash value, debt and any CMA account activity affecting the Contract during the month.

                            MORE ABOUT THE CONTRACT

USING THE CONTRACT

Ownership. The contract owner is usually one of the insureds, unless another owner has been named in the application. The contract owner has all rights and options described in the Contract.

The contract owner may want to name a contingent owner. If the contract owner dies before the last surviving insured, the contingent owner will own the contract owner's interest in the Contract and have all the contract owner's rights. If the contract owner doesn't name a contingent owner, the contract owner's estate will own the contract owner's interest in the Contract upon the owner's death.

If there is more than one contract owner, Merrill Lynch Life will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the Contract's investment base by telephone if the owner provides the personal identification number as well as the Contract number. One contract owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which contract owners are entitled under the Contract.

Changing the Owner. During either insured's lifetime, with the consent of any irrevocable beneficiary, the contract owner has the right to transfer ownership of the Contract. The new owner will have all rights and options described in the Contract. The change will be effective as of the day the notice is signed, but will not affect any payment made or action taken by Merrill Lynch Life before receipt of the notice of the change at the Service Center. Changing the owner may have tax consequences. (See "Tax Considerations" on page 31.)

Assigning the Contract as Collateral. Contract owners may assign the Contract as collateral security for a loan or other obligation. This does not change the ownership. However, the contract owner's rights and any beneficiary's rights are subject to the terms of the assignment. Contract owners must give satisfactory written notice at the Service Center in order to make or release an assignment. Merrill Lynch Life is not responsible for the validity of any assignment.

For a discussion of the tax issues associated with a collateral assignment, see "Tax Considerations" on page 31.

Naming Beneficiaries. Merrill Lynch Life will pay the primary beneficiary the death benefit proceeds of the Contract on the last surviving insured's death. If the primary beneficiary has died, Merrill Lynch Life will pay the contingent beneficiary. If no contingent beneficiary is living, Merrill Lynch Life will pay the estate of the last surviving insured .

A contract owner may name more than one person as primary or contingent beneficiaries. Merrill Lynch Life will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides otherwise.

A contract owner has the right to change beneficiaries during either insured's lifetime, unless the primary beneficiary designation has been made irrevocable. If the designation is irrevocable, the primary beneficiary must consent when certain rights and options are exercised under this Contract. If the beneficiary is changed, the change will take effect as of the day the notice is signed, but will not affect any payment made or action taken by Merrill Lynch Life before receipt of the notice of the change at the Service Center.

Maturity Proceeds. The maturity date is the contract anniversary nearest the younger insured's 100th birthday. On the maturity date, Merrill Lynch Life will pay the net cash surrender value to the contract owner, provided either insured is still living at that time and the Contract is in effect at that time.

How Merrill Lynch Life Makes Payments. Merrill Lynch Life generally pays death benefit proceeds, partial withdrawals, loans and net cash surrender value on cancellation from the Separate Account within seven days after the Service Center receives all the information needed to process the payment.

However, it may delay payment from the Separate Account if it isn't practical for Merrill Lynch Life to value or dispose of Trust units, Series Fund shares or Variable Series Funds shares because:

     - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or

     - trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; or

     - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets; or

     - the Securities and Exchange Commission by order so permits for the protection of contract owners.

SOME ADMINISTRATIVE PROCEDURES

Described below are certain administrative procedures. Merrill Lynch Life reserves the right to modify them or to eliminate them. For administrative and tax purposes, Merrill Lynch Life may from time to time require that specific forms be completed in order to accomplish certain transactions, including surrenders.

Personal Identification Number. Merrill Lynch Life will send each contract owner a four-digit personal identification number ("PIN") shortly after the Contract is placed in force and before the end of the "free look" period. This number must be given when a contract owner calls the Service Center to get information about the Contract, to make a loan (if an authorization is on file), or to make other requests. Each PIN will be accompanied by a notice reminding the contract owner that all of the investment base is in the division investing in the Money Reserve Portfolio, and that this allocation may be changed by calling or writing to the Service Center. (See "Changing the Allocation" on page 17.)

Reallocating the Investment Base. Contract owners can reallocate their investment base either in writing in a form satisfactory to Merrill Lynch Life or by telephone. If the reallocation is requested by telephone, contract owners must give their personal identification number as well as their Contract number. Merrill Lynch Life will give a confirmation number over the telephone and then follow up in writing.

Requesting a Loan. A loan may be requested in writing in a form satisfactory to Merrill Lynch Life or, if all required authorization forms are on file, by telephone. Once the authorization has been received at the Service Center, contract owners can call the Service Center, give their Contract number, name and personal identification number, and tell Merrill Lynch Life the loan amount and from which divisions the loan should be transferred.

Upon request, Merrill Lynch Life will wire the funds to the contract owner's account at the financial institution named on the contract owner's authorization. Merrill Lynch Life will generally wire the funds within two working days of receipt of the request. If the contract owner has the CMA Insurance Service, funds may be transferred directly to that CMA account.

Requesting Partial Withdrawals. Beginning in contract year 16, partial withdrawals may be requested in writing in a form satisfactory to Merrill Lynch Life. A contract owner may request a partial withdrawal by telephone if all required telephone authorization forms are on file. Once the authorization has been received at the Service Center, contract owners can call the Service Center, give their Contract number, name and personal identification number, and tell Merrill Lynch Life how much to withdraw and from which investment divisions.

Upon request, Merrill Lynch Life will wire the funds to the contract owner's account at the financial institution named on the contract owner's authorization. Merrill Lynch Life will generally wire the funds within two working days of receipt of the request. If the contract owner has the CMA Insurance Service, funds may be transferred directly to that CMA account.

Telephone Requests. A telephone request for a loan, partial withdrawal or a reallocation received before 4 p.m. (ET) generally will be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. Merrill Lynch Life reserves the right to change or discontinue telephone transfer procedures.

Merrill Lynch Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. Merrill Lynch Life will not be liable for following telephone instructions that it reasonably believes to be genuine.

OTHER CONTRACT PROVISIONS

In Case of Errors in the Application. If an age or sex given in the application is wrong, it could mean that the face amount or any other Contract benefit is wrong. Merrill Lynch Life will pay what the payments made would have bought for the guarantee period at the true age or sex.

Incontestability. Merrill Lynch Life will rely on statements made in the applications. Legally, they are considered representations, not warranties. Merrill Lynch Life can contest the validity of a Contract if any material misstatements are made in the initial application or any application for reinstatement. Merrill Lynch Life can also contest the validity of any change in face amount due to a change in death benefit option or any increase in the additional insurance rider face amount requested if any material misstatements are made in any application required for the change or increase.

Subject to state regulation, Merrill Lynch Life will not contest the validity of a Contract after it has been in effect during the lifetimes of both insureds for two years from the date of issue or the date of any reinstatement. A change in face amount due to a change in the death benefit option or any increase in the additional insurance rider face amount won't be contested after the change or increase has been in effect during the lifetimes of both insureds for two years from the date of the change.

At the end of the second contract year, Merrill Lynch Life will mail the contract owner a notice requesting that he or she tell Merrill Lynch Life if either insured has died. Failure to tell Merrill Lynch Life of the death of either insured will not avoid a contest if Merrill Lynch Life has grounds to do so, even if the Contract is still in force.

Payment in Case of Suicide. Subject to state regulation, if either insured commits suicide within two years from the Contract's issue date or the date of any reinstatement, Merrill Lynch Life will pay only a limited death benefit and then terminate the Contract. The benefit will be equal to the amount of the payments made, reduced by any debt.

Subject to state regulation, if either insured commits suicide within two years of the effective date of a change in the death benefit option requiring evidence of insurability or of the effective date of an increase in the additional insurance rider face amount, any amount of death benefit which would not be payable except for the fact that the face amount was increased will be limited to the amount of cost of insurance deductions made for the increase.

Establishing Survivorship. If Merrill Lynch Life is unable to determine which of the insureds was the last survivor on the basis of the proofs of death provided, it will consider insured No. 1 as designated in the application to be the last surviving insured.

Contract Changes - Applicable Federal Tax Law. To receive the tax treatment accorded to life insurance under federal income tax law, the Contract must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. Therefore, to maintain this qualification to the maximum extent of the law, Merrill Lynch Life reserves the right to return any additional payments that would cause the Contract to fail to qualify as life insurance under applicable tax law as interpreted by Merrill Lynch Life. Further, Merrill Lynch Life reserves the right to make changes in the Contract or its riders or to make distributions from the Contract to the extent it is necessary to continue to qualify the Contract as life insurance. Any changes will apply uniformly to all Contracts that are affected and contract owners will be given advance written notice of such changes.

Policy Split Rider. This rider allows the contract owner to split the Contract into two new individual contracts upon divorce of the insureds or if certain federal tax law changes occur. Certain conditions described in the rider, including evidence of insurability of both insureds, must be met before the rider's benefit can be exercised. For more information about this rider and the conditions and rules relating to the exercise of any rights under the rider, the contract owner should call the Service Center. The Service Center can also provide the contract owner with a prospectus for the individual contract. For a discussion of the possible tax consequences of splitting the Contract, see "Tax Considerations" on page 31.

State Variations. Certain Contract features, including the "free look" right, are subject to state variation. The contract owner should read his or her Contract carefully to determine whether any variations apply in the state in which the Contract is issued.

INCOME PLANS

Merrill Lynch Life offers several income plans to provide for payment of the death benefit proceeds to the beneficiary. The contract owner may choose one or more income plans at any time during the lifetime of either insured. If no plan has been chosen when the last surviving insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to that beneficiary to one or more of the plans. The contract owner may also choose one or more income plans if the Contract is cancelled. Merrill Lynch Life's approval is needed for any plan where any income payment would be less than $100. Payments under these plans do not depend on the investment results of a separate account.

Income plans include:

     Annuity Plan. An amount can be used to purchase a single premium immediate annuity.

     Interest Payment. Amounts can be left with Merrill Lynch Life to earn interest at an annual rate of at least 3%. Interest payments can be made annually, semiannually, quarterly or monthly.

     Income for a Fixed Period. Payments are made in equal installments for a fixed number of years.

     Income for Life. Payments are made in equal monthly installments until death of a named person or end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.

     Income of a Fixed Amount. Payments are made in equal installments until proceeds applied under the option and interest on unpaid balance at not less than 3% per year are exhausted.

     Joint Life Income. Payments are made in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, full payments are made. If one dies, payments of at least two-thirds of the full amount are made. Payments end completely when both named persons die.

Once in effect, some of the plans may not provide any surrender rights.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, Merrill Lynch Life may reduce the sales load, cost of insurance rates and the minimum payment and may modify underwriting classifications and requirements.

Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Merrill Lynch Life to sell Contracts to its employees on an individual basis. Costs for sales, administration and mortality generally vary with the size and stability of the group and the reasons the Contracts are purchased, among other factors. Merrill Lynch Life takes all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

Merrill Lynch Life makes any reductions according to rules in effect when an application for a Contract or additional payment is approved. It may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS FOR EMPLOYERS

In 1983 the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

Generally, the Contracts offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Contract pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing Contracts.

Some states prohibit the use of actuarial tables that distinguish between men and women in determining payments and contract benefits for contracts issued on the lives of their residents. Therefore, Contracts offered in this Prospectus to insure residents of these states will have unisex payments and benefits which are based on actuarial tables that do not differentiate on the basis of sex.

SELLING THE CONTRACTS

MLPF&S is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10281. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity contracts issued by Merrill Lynch Life, as well as variable life insurance and variable annuity contracts issued by ML Life Insurance Company of New York, an affiliate of Merrill Lynch Life. MLPF&S also acts as principal underwriter of certain mutual funds managed by MLAM, the investment adviser for the Series Fund and the Variable Series Funds.

Contracts are sold by registered representatives of MLPF&S who are also licensed through various Merrill Lynch Life Agencies as insurance agents for Merrill Lynch Life. Merrill Lynch Life has entered into a distribution agreement with MLPF&S and companion sales agreements with the Merrill Lynch Life Agencies through which agreements the Contracts and other variable life insurance contracts issued through the Separate Account are sold and the registered representatives are compensated by Merrill Lynch Life Agencies and/or MLPF&S.

The maximum commissions Merrill Lynch Life will pay to the applicable insurance agency to be used to pay commissions to registered representatives are as follows: 95% of the target premium under the Contract; plus 3% of payments thereafter. In addition, an amount equal to .11% of persisting investment base under a Contract may be paid on an annual basis. Commissions may be paid in the form of non-cash compensation.

The amounts paid under the distribution and sales agreements for the Separate Account for the years ended December 31, 1997, December 31, 1996, and December 31, 1995 were $15,107,535, $10,059,108, and $8,375,065, respectively.

MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S registered representatives.

TAX CONSIDERATIONS

Definition of Life Insurance. In order to qualify as a life insurance contract for federal tax purposes, the Contract must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Contract offered in this Prospectus is not directly addressed by Section 7702. Nevertheless, Merrill Lynch Life believes it is reasonable to conclude that the Contract will meet the Section 7702 definition of a life insurance contract, so that:

     - the death benefit should be fully excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code; and

     - the contract owner should not be considered in constructive receipt of the cash value, including any increases, until actual cancellation of the Contract (see "Tax Treatment of Loans and Other Distributions" on page
       32).

In the absence of final regulations or other pertinent interpretations of
Section 7702, however, there is necessarily some uncertainty as to whether a Contract will meet the statutory life insurance contract definition, particularly if it insures substandard risks. If a Contract were determined not to be a life insurance contract for purposes of Section 7702, such Contract would not provide most of the tax advantages normally provided by a life insurance contract.

Merrill Lynch Life thus reserves the right to make changes in the Contract if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. (See "Contract Changes--Applicable Federal Tax Law" on page 29.)

Diversification. Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as life insurance. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. The Separate Account, through the Funds, intends to comply with these requirements. Each Fund is obligated to comply with the diversification requirements prescribed by the Treasury Department.

In connection with the issuance of the diversification regulations, the Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which an owner's control of the investments of a separate account may cause the owner, rather than the insurance company, to be treated as the owner of the assets in the account. If the contract owner is considered the owner of the assets of the Separate Account, income and gains from the account would be included in the owner's gross income.

The ownership rights under the Contract offered in this Prospectus are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined that the owners were not owners of separate account assets. For example, the owner of the Contract has additional flexibility in allocating payments and cash values. These differences could result in the owner being treated as the owner of the assets of the Separate Account. In addition, Merrill Lynch Life does not know what standards will be set forth in the regulations or rulings which the Treasury has stated it expects to be issued. Merrill Lynch Life therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered an owner of the assets of the Separate Account.

Tax Treatment of Loans and Other Distributions. Federal tax law establishes a class of life insurance contracts referred to as modified endowment contracts. A modified endowment contract is any contract which satisfies the definition of life insurance set forth in Section 7702 of the Code but fails to meet the 7-pay test. This test applies a cumulative limit on the amount of payments that can be made into a contract each year in the first seven contract years in order to avoid modified endowment treatment. In effect, compliance with the 7-pay test requires that contracts be purchased with a higher face amount for a given initial payment than would otherwise be required, at a minimum, to meet the definition of life insurance. Contracts that do not satisfy the 7-pay test, including contracts which initially satisfied the 7-pay test but later failed the test, will be considered modified endowment contracts subject to the following distribution rules. Loans and partial withdrawals from, as well as collateral assignments of, modified endowment contracts will be treated as distributions to the contract owner. Furthermore, if the loan interest is capitalized by adding the amount due to the balance of the loan, the amount of the capitalized interest will be treated as a distribution which may be subject to income tax, to the extent of the income in the contract. All pre-death distributions (including loans, capitalized interest, partial withdrawals, collateral assignments and complete surrenders) from these contracts will be included in gross income on an income-first basis to the extent of any income in the contract (the cash value less the contract owner's investment in the contract) immediately before the distribution.

The law also imposes a 10% penalty tax on pre-death distributions (including loans, capitalized interest, collateral assignments, partial withdrawals and complete surrenders) from modified endowment contracts to the extent they are included in income, unless such amounts are distributed on or after the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

Contracts that comply with the 7-pay test will not be classified as modified endowment contracts. Loans from contracts that are not modified endowment contracts will be considered indebtedness of an owner and no part of a loan will constitute income to the owner. In addition, pre-death distributions from these contracts will generally not be included in gross income to the extent that the amount received does not exceed the owner's investment in the contract. A lapse of such a contract with an outstanding loan will result in the treatment of the loan cancellation (including the accrued interest) as a distribution under the contract and may be taxable.

Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option or terminating additional benefits under a rider) may violate the 7-pay test or, at a minimum, reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and will probably result in a failure of the 7-pay test regardless of any efforts by Merrill Lynch Life to provide a payment schedule that will not violate the 7-pay test.

Any contract received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts that is described in the Prospectus. A contract that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time (including, for example, by a decrease in the additional insurance rider face amount or a change in death benefit option) or if a material change is made in the contract at any time. (A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation, such as a change in death benefit option.) This could result from additional payments made after 7-pay test calculations done at the time of the contract exchange. Contract owners may choose not to exercise their right to make additional payments, in order to preserve their contract's current tax treatment.

If a contract becomes a modified endowment contract, distributions that occur during the contract year it becomes a modified endowment contract and any subsequent contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a contract within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Special Treatment of Loans on the Contract. If there is any borrowing against the Contract, whether a modified endowment contract or not, the interest paid on loans generally is not tax deductible.

Aggregation of Modified Endowment Contracts. In the case of a pre-death distribution (including a loan, capitalized interest, partial withdrawal, collateral assignment or complete surrender) from a contract that is treated as a modified endowment contract under the rules described above, a special aggregation requirement may apply for purposes of determining the amount of the income on the contract. Specifically, if Merrill Lynch Life or any of its affiliates issues to the same contract owner more than one modified endowment contract within a calendar year, then for purposes of measuring the income on the contract with respect to a distribution from any of those contracts, the income on the contract for all those contracts will be aggregated and attributed to that distribution.

Tax Treatment of Policy Split. The policy split rider permits a Contract to be split into two individual contracts upon the occurrence of a divorce of joint insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Contract at the time of the split. In addition, it is not clear whether the individual contracts that result from a policy split would in all circumstances be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. (See "Tax Treatment of Loans and Other Distributions" on page 32.) Before the contract owner exercises rights provided by the policy split rider, it is important that he or she consult with a competent tax advisor regarding the possible consequences of a policy split.

Other Tax Considerations. The transfer of the Contract or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation skipping transfer taxes. For example, the transfer of the Contract to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the contract owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

The individual situation of each contract owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. The contract owner should consult with a tax advisor for specific information in connection with these taxes.

The particular situation of each contract owner or beneficiary will determine how ownership or receipt of contract proceeds will be treated for purposes of federal estate tax, as well as state and local estate, inheritance, generation skipping and other taxes.

Other Transactions. Changing the contract owner or an additional insurance rider's face amount may have tax consequences. Exchanging this Contract for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. In addition, exchanging this Contract for more than one contract, or exchanging this Contract and one or more other contracts for a single contract, in certain circumstances, may be treated as an exchange under Section 1035, as long as all such contracts involve the same insureds. Any new contract would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange for a new contract may, however, result in a loss of grandfathering status for statutory changes made after the old contract was issued. Changing the insureds under this Contract may not be treated as an exchange under Section 1035, but rather as a taxable exchange. A tax advisor should be consulted before effecting any exchange, since even if an exchange is within Section 1035(a), the exchange may have tax consequences other than immediate recognition of income.

In addition, the Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

Ownership of This Contract by Non-Natural Persons. The above discussion of the tax consequences arising from the purchase, ownership and transfer of the Contract has assumed that the owner of the Contract consists of one or more individuals. Organizations exempt from taxation under Section 501(a) of the Code may be subject to additional or different tax consequences with respect to transactions such as contract loans. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business should consult a tax advisor regarding possible tax consequences associated with a Contract prior to the acquisition of this Contract and also before entering into any subsequent changes to or transactions under this Contract.

Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

Merrill Lynch Life does not make any guarantee regarding the tax status of any Contract or any transaction regarding the Contract.

The above discussion is not intended as tax advice. For tax advice contract owners should consult a competent tax advisor. Although this tax discussion is based on Merrill Lynch Life's understanding of federal income tax laws as they are currently interpreted, it can't guarantee that those laws or interpretations will remain unchanged.

MERRILL LYNCH LIFE'S INCOME TAXES

Insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a ten-year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Contract and results in a significantly higher corporate income tax liability for Merrill Lynch Life in early contract years. Merrill Lynch Life makes a charge to compensate Merrill Lynch Life for the anticipated higher corporate income taxes that result from the receipt of payments under a Contract. (See "Contract Loading" on page 18.)

Currently, Merrill Lynch Life makes no charges to the Separate Account for any federal, state or local taxes that it incurs that may be attributable to the Separate Account or to the Contracts. Merrill Lynch Life, however, reserves the right to make a charge for assessments of federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums.

REINSURANCE

Merrill Lynch Life intends to reinsure some of the risks assumed under the Contracts.

               MORE ABOUT THE SEPARATE ACCOUNT AND ITS DIVISIONS

ABOUT THE SEPARATE ACCOUNT

The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. This registration does not involve any supervision by the Securities and Exchange Commission of Merrill Lynch Life's management or the management of the Separate Account. The Separate Account is also governed by the laws of the State of Arkansas, Merrill Lynch Life's state of domicile.

Merrill Lynch Life owns all of the assets of the Separate Account. These assets are held separate and apart from all of Merrill Lynch Life's other assets. Merrill Lynch Life maintains records of all purchases and redemptions of shares of the Funds and units of the Zero Trusts by each of the investment divisions.

CHANGES WITHIN THE ACCOUNT

Merrill Lynch Life may from time to time make additional investment divisions available to contract owners. These divisions will invest in investment portfolios Merrill Lynch Life finds suitable for the Contracts. Merrill Lynch Life also has the right to eliminate investment divisions from the Separate Account, to combine two or more investment divisions, or to substitute a new portfolio for the portfolio in which an investment division invests. A substitution may become necessary if, in Merrill Lynch Life's judgment, a portfolio no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations or in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. Merrill Lynch Life would get any required prior approval from the Arkansas State Insurance Department and the Securities and Exchange Commission before making such a substitution. It would also get any other required approvals before making such a substitution.

Subject to any required regulatory approvals, Merrill Lynch Life reserves the right to transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, Merrill Lynch Life reserves the right to:

     - deregister the Separate Account under the Investment Company Act of 1940;

     - operate the Separate Account as a management company under the Investment Company Act of 1940;

     - restrict or eliminate any voting rights of contract owners, or other persons who have voting rights as to the Separate Account; and

     - combine the Separate Account with other separate accounts.

NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports furnished to the contract owner by Merrill Lynch Life). When payments or other amounts are allocated to an investment division, a number of units are purchased based on the value of a unit of the investment division as of the end of the valuation period during which the allocation is made. When amounts are transferred out of, or deducted from, an investment division, units are redeemed in a similar manner. A valuation period is each business day together with any non-business days before it. A business day for an investment division is any day the New York Stock Exchange is open or the SEC requires that the net asset value of an investment division be determined.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. Merrill Lynch Life determines the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the division for the valuation period and is net of the charges to the Separate Account described on page 19.

For divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For divisions investing in the Zero Trusts, units of each Zero Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Zero Trusts.

THE FUNDS

Buying and Redeeming Shares. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

Voting Rights. Merrill Lynch Life is the legal owner of all Fund shares held in the Separate Account. As the owner, Merrill Lynch Life has the right to vote on any matter put to vote at the Funds' shareholder meetings. However, Merrill Lynch Life will vote all Fund shares attributable to Contracts according to instructions received from contract owners. Shares attributable to Contracts for which no voting instructions are received will be voted in the same proportion as shares in the respective investment divisions for which instructions are received. Shares not attributable to Contracts will also be voted in the same proportion as shares in the respective divisions for which instructions are received. If any federal securities laws or regulations, or their present interpretation, change to permit Merrill Lynch Life to vote Fund shares in its own right, it may elect to do so.

Merrill Lynch Life determines the number of shares that contract owners have in an investment division by dividing their Contract's investment base in that division by the net asset value of one share of the portfolio. Fractional votes will be counted. Merrill Lynch Life will determine the number of shares for which a contract owner may give voting instructions 90 days or less before each Fund meeting. Merrill Lynch Life will request voting instructions by mail at least 14 days before the meeting.

Under certain circumstances, Merrill Lynch Life may be required by state regulatory authorities to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory contract.

Merrill Lynch Life may also disregard instructions to vote for changes in the investment policy or the investment adviser if it disapproves of the proposed changes. Merrill Lynch Life would disapprove a proposed change only if it was:

     - contrary to state law;

     - prohibited by state regulatory authorities; or

     - decided by management that the change would result in overly speculative or unsound investments.

If Merrill Lynch Life disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

Resolving Material Conflicts. Shares of the Series Fund are available for investment by Merrill Lynch Life, ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch Life Insurance Company (an insurance company not affiliated with Merrill Lynch Life or Merrill Lynch & Co., Inc.). Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, and the MFS Trust are sold to separate accounts of Merrill Lynch Life, ML Life Insurance Company of New York and insurance companies not affiliated with Merrill Lynch Life or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans.

It is possible that differences might arise between Merrill Lynch Life's Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts". Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of difference in voting instructions from Merrill Lynch Life's contract owners and those of the other insurance companies, or for other reasons. Merrill Lynch Life will monitor events to determine how to respond to such conflicts. If a conflict occurs, Merrill Lynch Life may be required to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, Merrill Lynch Life will take the action which it believes necessary to protect its contract owners consistent with applicable legal requirements.

Administration Services Arrangements. MLAM has entered into an agreement with Merrill Lynch Insurance Group, Inc. ("MLIG"), Merrill Lynch Life's parent, with respect to administration services for the Series Fund and the Variable Series Funds in connection with the Contracts and other variable life insurance and variable annuity contracts issued by Merrill Lynch Life. Under this agreement, MLAM pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Series Fund and the Variable Series Funds to MLAM attributable to variable contracts issued by Merrill Lynch Life.

AIM V.I. Funds has entered into an Administrative Services Agreement with AIM, pursuant to which AIM has agreed to provide certain accounting and other administrative services to the AIM V.I. Funds, including the services of a principal financial officer and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the AIM V.I. Funds reimburse AIM for expenses incurred by AIM or its affiliates in connection with such services. AIM has entered into an agreement with Merrill Lynch Life with respect to administrative services for the AIM V.I. Funds in connection with the Contracts. Under this agreement, AIM pays compensation to Merrill Lynch Life in an amount equal to a percentage of the average net assets of the AIM V.I. Funds attributable to the Contracts.

Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with Merrill Lynch Life with respect to administrative services for the Alliance Fund in connection with the Contracts. Under this agreement, AFD pays compensation to Merrill Lynch Life in an amount equal to a percentage of the average net assets of the Alliance Fund attributable to the Contracts.

MFS has entered into an agreement with MLIG with respect to administrative services for the MFS Trust in connection with the Contracts and certain contracts issued by ML Life Insurance Company of New York. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of the MFS Trust attributable to such contracts.

THE ZERO TRUSTS

The 15 Zero Trusts:

                               TARGETED RATE OF RETURN
                                   TO MATURITY AS
ZERO TRUST    MATURITY DATE       OF APRIL 17, 1998
----------    -------------    -----------------------
   1999     February 15, 1999           4.06%
   2000     February 15, 2000           4.12%
   2001     February 15, 2001           4.10%
   2002     February 15, 2002           4.25%
   2003     August 15, 2003             4.30%
   2004     February 15, 2004           4.38%
   2005     February 15, 2005           4.26%
   2006     February 15, 2006           4.08%
   2007     February 15, 2007           4.19%
   2008     February 15. 2008           4.47%
   2009     February 15, 2009           4.51%
   2010     February 15, 2010           4.63%
   2011     February 15, 2011           4.57%
   2013     February 15, 2013           4.66%
   2014     February 15, 2014           4.75%

Targeted Rate of Return to Maturity

Because the underlying securities in the Zero Trusts will grow to their face value on the maturity date, it is possible to estimate a compound rate of growth to maturity for the Zero Trust units.

But because the units are held in the Separate Account, the asset charge and the trust charge (described in "Charges to the Separate Account" on page 19) must be taken into account in estimating a targeted rate of return for the Separate Account. The targeted rate of return to maturity for the Separate Account depends on the compound rate of growth adjusted for these charges. It does not, however, represent the actual return on a payment Merrill Lynch Life might receive under the Contract on that date, since it does not reflect the charges for contract loading deducted from payments to a Contract, charges for cost of insurance and rider costs and any net loan cost deducted from a Contract's investment base.

Since the value of the Zero Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of growth to maturity for the Zero Trust units and the targeted rate of return to maturity for the Separate Account will vary correspondingly.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, NET CASH SURRENDER VALUES AND ACCUMULATED PAYMENTS

The tables on pages 40 through 43 demonstrate the way in which the Contract works. The tables are based on the following ages (to age 99 of the younger insured), face amounts, payments and guarantee periods and show values based upon both current and maximum mortality charges.

          1. The illustration on page 40 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $40,114 through contract year 37, an initial face amount of $1.5 million, an initial guarantee period of 7.25 years and coverage under death benefit option 1. It assumes current mortality charges.

          2. The illustration on page 41 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $40,114 through contract year 37, an initial face amount of $1.5 million, an initial guarantee period of 7.25 years and coverage under death benefit option 1. It assumes maximum mortality charges.

          3. The illustration on page 42 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $142,166 through contract year 32, an initial face amount of $1.5 million, an initial guarantee period of 14 years and coverage under death benefit option 2. It assumes current mortality charges.

          4. The illustration on page 43 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $142,166 through contract year 32, an initial face amount of $1.5 million, an initial guarantee period of 14 years and coverage under death benefit option 2. It assumes maximum mortality charges.

The tables show how the death benefit, investment base and net cash surrender value may vary over an extended period of time assuming hypothetical rates of return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%.

The death benefit, investment base and net cash surrender value for a Contract would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual contract years.

The amounts shown for the death benefit, investment base and net cash surrender value as of the end of each contract year take into account the daily asset charge in the Separate Account equivalent to .90% (annually at the beginning of the year) of assets attributable to the Contracts at the beginning of the year.

The amounts shown in the tables also assume an additional charge of .52%. This charge assumes that investment base is allocated equally among all investment divisions and is based on the 1997 expenses (including monthly advisory fees) for the Funds and the current trust charge. This charge also reflects expense reimbursements made in 1997 to certain portfolios by the investment adviser to the respective portfolio. These reimbursements amounted to .17% and .09% of the average daily net assets of the Developing Capital Markets Focus Fund and the Natural Resources Portfolio, respectively. (See "Charges to Fund Assets" on page 19.) The actual charge under a Contract for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.

Taking into account the .90% asset charge in the Separate Account and the .52% charge described above, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.42%, 4.53%, and 10.48%, respectively. The gross returns are before any deductions and should not be compared to rates which are after deduction of charges.

The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future, although they do reflect the charge for federal taxes included in the contract loading. (See "Contract Loading" on page 18.) In order to produce after tax returns of 0%, 6% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges attributable to the Separate Account.

The second column of the tables shows the amount which would accumulate if an amount equal to the payments were invested to earn interest (after taxes) at 5% compounded annually.

Merrill Lynch Life will furnish upon request a personalized illustration reflecting the proposed insureds' ages, face amount and the payment amounts requested. The illustration will also use current cost of insurance rates and will assume that the proposed insureds are in a standard non-smoker underwriting class.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $40,114 FOR 37 YEARS
       FACE AMOUNT(1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 7.25 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                         END OF YEAR
                                                                TOTAL                DEATH BENEFIT(3)(7)
                                                              PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                                              MADE PLUS           ANNUAL RATE OF RETURN OF
                                                          INTEREST AT 5% AS   ---------------------------------
             CONTRACT YEAR               PAYMENTS(2)(6)    OF END OF YEAR        0%          6%          12%
             -------------               --------------   -----------------   ---------   ---------   ---------
 1.....................................      40,114              42,120       1,500,000   1,500,000   1,500,000
 2.....................................      40,114              86,346       1,500,000   1,500,000   1,500,000
 3.....................................      40,114             132,783       1,500,000   1,500,000   1,500,000
 4.....................................      40,114             181,542       1,500,000   1,500,000   1,500,000
 5.....................................      40,114             232,739       1,500,000   1,500,000   1,500,000
 6.....................................      40,114             286,496       1,500,000   1,500,000   1,500,000
 7.....................................      40,114             342,941       1,500,000   1,500,000   1,500,000
 8.....................................      40,114             402,208       1,500,000   1,500,000   1,500,000
 9.....................................      40,114             464,438       1,500,000   1,500,000   1,500,000
10.....................................      40,114             529,780       1,500,000   1,500,000   1,500,000
15.....................................      40,114             908,886       1,500,000   1,500,000   1,500,000
20.....................................      40,114           1,392,732       1,500,000   1,500,000   1,981,491
30.....................................      40,114           2,798,389       1,500,000   1,715,100   5,233,312
40.....................................           0           4,955,270               0           0           0

                                                   END OF YEAR
                                               INVESTMENT BASE AND
                                                NET CASH SURRENDER                    END OF YEAR
                                                   VALUE(3)(4)                      CASH VALUE(3)(5)
                                           ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
                                             ANNUAL RATE OF RETURN OF           ANNUAL RATE OF RETURN OF
                                         --------------------------------   --------------------------------
             CONTRACT YEAR                 0%         6%          12%         0%         6%          12%
             -------------               -------   ---------   ----------   -------   ---------   ----------
 1.....................................   19,510      20,693       21,877    19,510      20,693       21,877
 2.....................................   38,331      41,898       45,607    38,331      41,898       45,607
 3.....................................   74,630      82,883       91,718    74,630      82,883       91,718
 4.....................................  110,345     125,657      142,595   110,345     125,657      142,595
 5.....................................  145,444     170,262      198,701   145,444     170,262      198,701
 6.....................................  179,919     216,768      260,577   179,919     216,768      260,577
 7.....................................  213,725     265,212      328,786   213,725     266,212      328,786
 8.....................................  246,835     315,654      403,977   246,835     315,654      403,977
 9.....................................  279,193     368,132      486,852   279,193     368,132      486,852
10.....................................  310,791     422,736      578,242   310,791     422,736      578,242
15.....................................  449,617     725,014    1,153,606   449,617     725,014    1,153,606
20.....................................  532,269   1,077,487    1,887,134   532,269   1,077,487    1,887,134
30.....................................  246,747   1,633,429    4,984,107   246,747   1,633,429    4,984,107
40.....................................        0   2,505,801   13,300,281         0   2,505,801   13,300,281

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and current mortality charges, the guarantee period reaches life of the younger insured in contract years 27 and 16, respectively. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.
(7) At contract year 40, on the contract anniversary nearest the younger insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided either insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $40,114 FOR 37 YEARS
       FACE AMOUNT(1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 7.25 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                        END OF YEAR
                                                               TOTAL                DEATH BENEFIT(3)(7)
                                                             PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                                             MADE PLUS           ANNUAL RATE OF RETURN OF
                                                         INTEREST AT 5% AS   ---------------------------------
            CONTRACT YEAR               PAYMENTS(2)(6)    OF END OF YEAR        0%          6%          12%
            -------------               --------------   -----------------   ---------   ---------   ---------
 1...................................       40,114              42,120       1,500,000   1,500,000   1,500,000
 2...................................       40,114              86,346       1,500,000   1,500,000   1,500,000
 3...................................       40,114             132,783       1,500,000   1,500,000   1,500,000
 4...................................       40,114             181,542       1,500,000   1,500,000   1,500,000
 5...................................       40,114             232,739       1,500,000   1,500,000   1,500,000
 6...................................       40,114             286,496       1,500,000   1,500,000   1,500,000
 7...................................       40,114             342,941       1,500,000   1,500,000   1,500,000
 8...................................       40,114             402,208       1,500,000   1,500,000   1,500,000
 9...................................       40,114             464,438       1,500,000   1,500,000   1,500,000
10...................................       40,114             529,780       1,500,000   1,500,000   1,500,000
15...................................       40,114             908,886       1,500,000   1,500,000   1,500,000
20...................................       40,114           1,392,732       1,500,000   1,500,000   1,769,354
30...................................       40,114           2,798,389       1,500,000   1,500,000   4,529,959
40...................................            0           4,955,270               0           0           0

                                                    END OF YEAR
                                                INVESTMENT BASE AND
                                                 NET CASH SURRENDER                     END OF YEAR
                                                    VALUE(3)(4)                       CASH VALUE(3)(5)
                                            ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
                                              ANNUAL RATE OF RETURN OF            ANNUAL RATE OF RETURN OF
                                         ----------------------------------   --------------------------------
            CONTRACT YEAR                   0%          6%          12%          0%         6%         12%
            -------------                --------    --------    ----------   --------   --------   ----------
 1....................................    19,510      20,693         21,877    19,510     20,693        21,877
 2....................................    38,161      41,722         45,425    38,161     41,722        45,425
 3....................................    73,628      81,836         90,627    73,628     81,836        90,627
 4....................................   107,751     122,910        139,692   107,751    122,910       139,692
 5....................................   140,383     164,829        192,883   140,383    164,829       192,883
 6....................................   171,361     207,467        250,496   171,361    207,467       250,496
 7....................................   200,449     250,630        312,817   200,449    250,630       312,817
 8....................................   227,544     294,262        380,338   227,544    294,262       380,338
 9....................................   252,391     338,174        453,518   252,391    338,174       453,518
10....................................   274,745     382,203        532,954   274,745    382,203       532,954
15....................................   335,935     596,410      1,056,894   335,935    596,410     1,056,894
20....................................   246,951     772,573      1,685,099   246,951    772,573     1,685,099
30....................................         0     669,623      4,314,246         0    669,623     4,314,246
40....................................         0           0     11,324,153         0          0    11,324,153

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At an annual rate of return of 12% and maximum mortality charges, the guarantee period reaches life of the younger insured in contract year 15. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee of life is reached.
(7) At contract year 40, on the contract anniversary nearest the younger insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided either insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $142,166 FOR 32 YEARS
        FACE AMOUNT(1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 14 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                        END OF YEAR
                                                               TOTAL                DEATH BENEFIT(3)(7)
                                                             PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                                             MADE PLUS            ANNUAL RATE OF RETURN OF
                                                         INTEREST AT 5% AS   ----------------------------------
            CONTRACT YEAR               PAYMENTS(2)(6)    OF END OF YEAR        0%          6%          12%
            -------------               --------------   -----------------   ---------   ---------   ----------
 1....................................     142,166             149,274       1,597,297   1,603,175    1,609,054
 2....................................     142,166             306,012       1,728,350   1,748,294    1,768,938
 3....................................     142,166             470,587       1,857,486   1,899,928    1,945,517
 4....................................     142,166             643,391       1,984,695   2,058,334    2,140,501
 5....................................     142,166             824,835       2,109,955   2,223,768    2,355,766
 6....................................     142,166           1,015,351       2,233,267   2,396,521    2,593,410
 7....................................     142,166           1,215,393       2,354,588   2,576,852    2,855,704
 8....................................     142,166           1,425,437       2,473,891   2,765,044    3,145,169
 9....................................     142,166           1,645,983       2,591,109   2,961,359    3,464,553
10....................................     142,166           1,877,556       2,706,226   3,166,115    3,816,944
15....................................     142,166           3,221,125       3,239,190   4,317,307    6,194,240
20....................................     142,166           4,935,897       3,660,692   5,669,092    8,091,582
30....................................     142,166           9,917,614       3,808,060   8,268,578   20,798,051
40....................................           0          16,606,869               0           0            0

                                                 END OF YEAR
                                             INVESTMENT BASE AND
                                              NET CASH SURRENDER                      END OF YEAR
                                                 VALUE(3)(4)                        CASH VALUE(3)(5)
                                         ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
                                           ANNUAL RATE OF RETURN OF             ANNUAL RATE OF RETURN OF
                                      ----------------------------------   ----------------------------------
           CONTRACT YEAR                 0%          6%          12%          0%          6%          12%
           -------------              ---------   ---------   ----------   ---------   ---------   ----------
 1..................................     97,297     103,175      109,054      97,297     103,175      109,054
 2..................................    228,350     248,294      268,938     228,350     248,294      268,938
 3..................................    357,486     399,928      445,517     357,486     399,928      445,517
 4..................................    484,695     558,334      640,501     484,695     558,334      640,501
 5..................................    609,955     723,768      855,766     609,955     723,768      855,766
 6..................................    733,267     896,521    1,093,410     733,267     896,521    1,093,410
 7..................................    854,588   1,076,852    1,355,704     854,588   1,076,852    1,355,704
 8..................................    973,891   1,265,044    1,645,169     973,891   1,265,044    1,645,169
 9..................................  1,091,109   1,461,359    1,964,553   1,091,109   1,461,359    1,964,553
10..................................  1,206,225   1,666,115    2,316,944   1,206,225   1,666,115    2,316,944
15..................................  1,739,190   2,817,307    4,694,240   1,739,190   2,817,307    4,694,240
20..................................  2,160,692   4,169,092    7,591,582   2,160,692   4,169,092    7,591,582
30..................................  2,308,060   6,768,678   19,298,051   2,308,060   6,768,578   19,298,051
40..................................          0   7,355,758   48,511,370           0   7,355,758   48,511,370

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and current mortality charges, the guarantee period reaches life of the younger insured in contract years 27 and 15, respectively. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee of life is reached.
(7) At contract year 40, on the contract anniversary nearest the younger insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided either insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $142,166 FOR 32 YEARS
        FACE AMOUNT(1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 14 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                 END OF YEAR
                                                                                             DEATH BENEFIT(3)(7)
                                                                   TOTAL PAYMENTS        ASSUMING HYPOTHETICAL GROSS
                                                                      MADE PLUS            ANNUAL RATE OF RETURN OF
                                                                  INTEREST AT 5% AS   ----------------------------------
                CONTRACT YEAR                    PAYMENTS(2)(6)    OF END OF YEAR        0%          6%          12%
                -------------                    --------------   -----------------   ---------   ---------   ----------
 1............................................      142,166             149,274       1,597,297   1,603,175    1,609,054
 2............................................      142,166             306,012       1,728,176   1,748,113    1,768,751
 3............................................      142,166             470,587       1,856,437   1,898,829    1,944,367
 4............................................      142,166             643,391       1,981,931   2,055,391    2,137,373
 5............................................      142,166             824,835       2,104,469   2,217,828    2,349,347
 6............................................      142,166           1,015,351       2,223,831   2,386,136    2,581,997
 7............................................      142,166           1,215,393       2,339,701   2,560,206    2,837,104
 8............................................      142,166           1,425,437       2,451,903   2,740,068    3,116,784
 9............................................      142,166           1,645,983       2,560,077   2,925,558    3,423,173
10............................................      142,166           1,877,556       2,663,861   3,116,498    3,758,629
15............................................      142,166           3,221,125       3,098,655   4,139,808    5,966,497
20............................................      142,166           4,935,897       3,319,046   5,206,557    8,665,109
30............................................      142,166           9,917,614       2,516,466   6,716,979   18,015,847
40............................................            0          16,606,869               0           0            0

                                                            END OF YEAR
                                                        INVESTMENT BASE AND
                                                         NET CASH SURRENDER                      END OF YEAR
                                                            VALUE(3)(4)                        CASH VALUE(3)(5)
                                                    ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
                                                      ANNUAL RATE OF RETURN OF             ANNUAL RATE OF RETURN OF
                                                 ----------------------------------   ----------------------------------
                CONTRACT YEAR                       0%          6%          12%          0%          6%          12%
                -------------                    ---------   ---------   ----------   ---------   ---------   ----------
 1............................................      97,297     103,175      109,054      97,297     103,175      109,054
 2............................................     228,176     248,113      268,751     228,176     248,113      268,751
 3............................................     356,437     398,829      444,367     356,437     398,829      444,367
 4............................................     481,931     555,391      637,373     481,931     555,391      637,373
 5............................................     604,469     717,828      849,347     604,469     717,828      849,347
 6............................................     723,831     886,136    1,081,997     723,831     886,136    1,081,997
 7............................................     839,701   1,060,206    1,337,104     839,701   1,060,206    1,337,104
 8............................................     951,903   1,240,068    1,616,784     951,903   1,240,068    1,616,784
 9............................................   1,060,077   1,425,558    1,923,173   1,060,077   1,425,558    1,923,173
10............................................   1,163,861   1,616,498    2,258,629   1,163,861   1,616,498    2,258,629
15............................................   1,598,655   2,639,808    4,466,497   1,598,655   2,639,808    4,466,497
20............................................   1,819,046   3,706,557    7,165,109   1,819,046   3,706,557    7,165,109
30............................................   1,016,466   5,216,979   16,515,847   1,016,466   5,216,979   16,515,847
40............................................           0           0   33,790,256           0           0   33,790,256

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At an annual rate of return of 12% and maximum mortality charges, the guarantee period reaches life of the younger insured in contract year 16. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee of life is reached.
(7) At contract year 40, on the contract anniversary nearest the younger insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided either insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    EXAMPLES

ADDITIONAL PAYMENTS

As of the processing date on or next following receipt and acceptance of an additional payment, Merrill Lynch Life will increase the guarantee period if the guarantee period prior to receipt and acceptance of an additional payment is less than for the whole of life of the younger insured.

Merrill Lynch Life will determine the increase in the guarantee period by taking the immediate increase in the cash value resulting from the additional payment and adding to that interest at the annual rate of 5% for the period from the date Merrill Lynch Life receives and accepts the payment to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is added to the fixed base and the resulting new fixed base is used to calculate a new guarantee period.

The amount of the increase in the guarantee period will depend on the amount of the additional payment and the contract year in which it is received and accepted. If additional payments of different amounts were made at the same time to equivalent Contracts, the Contract to which the larger payment is applied would have a larger increase in the guarantee period.

Example 1 shows the effect on the guarantee period of a $40,114 additional payment received and accepted at the beginning of contract year ten. Example 2 shows the effect of a $80,228 additional payment received and accepted at the beginning of contract year ten. Example 3 shows the effect of a $40,114 additional payment received and accepted at the beginning of contract year 11. All three examples assume that death benefit option 1 has been elected, that annual payments of $40,114 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                     FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                INITIAL PAYMENT PLUS ANNUAL PAYMENTS OF $40,114
                           FACE AMOUNT: $1.5 MILLION
                      INITIAL GUARANTEE PERIOD: 7.25 YEARS
                            DEATH BENEFIT OPTION: 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                                               EXAMPLE 1
                              -------------------------------------------
                              CONTRACT    ADDITIONAL       INCREASE IN
                                YEAR        PAYMENT      GUARANTEE PERIOD
                              --------   -------------   ----------------
                                 10         $40,114           1 year

                                               EXAMPLE 2
                              -------------------------------------------
                              CONTRACT    ADDITIONAL       INCREASE IN
                                YEAR        PAYMENT      GUARANTEE PERIOD
                              --------   -------------   ----------------
                                 10         $80,228          2 years

                                               EXAMPLE 3
                              -------------------------------------------
                              CONTRACT    ADDITIONAL       INCREASE IN
                                YEAR        PAYMENT      GUARANTEE PERIOD
                              --------   -------------   ----------------
                                 11         $40,114          .5 years

PARTIAL WITHDRAWALS

As of the processing date on or next following the effective date of a partial withdrawal, Merrill Lynch Life calculates a new guarantee period. This is done by taking the immediate decrease in cash value resulting from the partial withdrawal and adding to that amount interest at an annual rate of 5% for the period from the date of the withdrawal to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is subtracted from the fixed base and the resulting new fixed base is used to calculate a new guarantee period.

The amount of the reduction in the guarantee period will depend on the amount of the withdrawal, the face amount at the time of the withdrawal and the contract year in which the withdrawal is made. If made at the same time to equivalent Contracts, a larger withdrawal would result in a greater reduction in the guarantee period than a smaller withdrawal. The same partial withdrawal made at the same time from Contracts with the same guarantee periods but with different face amounts would result in a greater reduction in the guarantee period for the Contract with the smaller face amount.

Examples 1 and 2 show the effect on the guarantee period of partial withdrawals for $30,000 and $60,000 taken at the beginning of contract year sixteen. Example 3 shows the effect on the guarantee period of a $60,000 partial withdrawal taken at the beginning of contract year eighteen. All three examples assume that death benefit option 1 has been elected, that annual payments of $40,114 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                     FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                INITIAL PAYMENT PLUS ANNUAL PAYMENTS OF $40,114
                           FACE AMOUNT: $1.5 MILLION
                          GUARANTEE PERIOD: 7.25 YEARS
                            DEATH BENEFIT OPTION: 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                                               EXAMPLE 1
                              -------------------------------------------
                              CONTRACT      PARTIAL        DECREASE IN
                                YEAR      WITHDRAWAL     GUARANTEE PERIOD
                              --------   -------------   ----------------
                                 16         $30,000         .25 years

                                               EXAMPLE 2
                              -------------------------------------------
                              CONTRACT      PARTIAL        DECREASE IN
                                YEAR      WITHDRAWAL     GUARANTEE PERIOD
                              --------   -------------   ----------------
                                 16         $60,000         .75 years

                                               EXAMPLE 3
                              -------------------------------------------
                              CONTRACT      PARTIAL        DECREASE IN
                                YEAR      WITHDRAWAL     GUARANTEE PERIOD
                              --------   -------------   ----------------
                                 18         $60,000         .75 years

CHANGING THE DEATH BENEFIT OPTION

On each contract anniversary beginning with the fifteenth, the contract owner may change the death benefit option by switching from option 1 to option 2 or from option 2 to option 1. Merrill Lynch Life will change the face amount of the Contract in order to keep the death benefit constant on the effective date of the change. Therefore, if the change is from option 1 to option 2, the face amount of the Contract will be decreased by the cash value on the date of the change. If the change is from option 2 to option 1, the face amount of the Contract will be increased by the cash value on the date of the change.

Example 1 shows the effect on the face amount of a change from option 1 to option 2 and Example 2 shows the effect on the face amount of a change from option 2 to option 1. The face amount before each change is $500,000.

                                   EXAMPLE 1
          ------------------------------------------------------------
                              Before Option Change
                     Death Benefit under Option 1: $500,000
                             Face Amount: $500,000
                              Cash Value: $40,000

                              After Option Change
                     Death Benefit under Option 2: $500,000
                             Face Amount: $460,000
                              Cash Value: $40,000

                                   EXAMPLE 2
          ------------------------------------------------------------
                              Before Option Change
                     Death Benefit under Option 2: $540,000
                             Face Amount: $500,000
                              Cash Value: $40,000

                              After Option Change
                     Death Benefit under Option 1: $540,000
                             Face Amount: $540,000
                              Cash Value: $40,000

                MORE ABOUT MERRLLL LYNCH LIFE INSURANCE COMPANY

DIRECTORS AND EXECUTIVE OFFICERS

Merrill Lynch Life's directors and executive officers and their positions with Merrill Lynch Life are as follows:

                NAME                       POSITION(S) WITH THE COMPANY
                ----                       ----------------------------
Anthony J. Vespa                       Chairman of the Board, President, and
                                       Chief Executive Officer
Joseph E. Crowne, Jr.                  Director, Senior Vice President,
                                       Chief Financial Officer, Chief
                                       Actuary, and Treasurer
Barry G. Skolnick                      Director, Senior Vice President,
                                       General Counsel, and Secretary
David M. Dunford                       Director, Senior Vice President, and
                                       Chief Investment Officer
Gail R. Farkas                         Director and Senior Vice President
Robert J. Boucher                      Senior Vice President, Variable Life
                                       Administration

Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Each has held various executive positions with insurance company subsidiaries of Merrill Lynch Life's indirect parent, Merrill Lynch & Co., Inc. The principal positions of Merrill Lynch Life's directors and executive officers for the past five years are listed below:

Mr. Vespa joined Merrill Lynch Life in January 1994. Since February 1994, he has held the position of Senior Vice President of MLPF&S. From February 1991 to February 1994, he held the position of District Director and First Vice President of MLPF&S.

Mr. Crowne joined Merrill Lynch Life in June 1991.

Mr. Skolnick joined Merrill Lynch Life in November 1990. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc. and First Vice President and Assistant General Counsel of MLPF&S.

Mr. Dunford joined Merrill Lynch Life in July 1990.

Ms. Farkas joined Merrill Lynch Life in August 1995. Prior to August 1995 she held the position of Director of Market Planning of MLPF&S.

Mr. Boucher joined Merrill Lynch Life in May 1992.

No shares of Merrill Lynch Life are owned by any of its officers or directors, as it is a wholly owned subsidiary of MLIG. The officers and directors of Merrill Lynch Life, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.

SERVICES ARRANGEMENT

Merrill Lynch Life and MLIG are parties to a service agreement pursuant to which MLIG has agreed to provide certain data processing, legal, actuarial, management, advertising and other services to Merrill Lynch Life, including services related to the Separate Account and the Contracts. Expenses incurred by MLIG in relation to this service agreement are reimbursed by Merrill Lynch Life on an allocated cost basis. Charges billed to Merrill Lynch Life by MLIG pursuant to the agreement were $43.0 million for the year ended December 31, 1997.

STATE REGULATION

Merrill Lynch Life is subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department (the "Insurance Department"). A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance Department each year covering Merrill Lynch Life's operations for the preceding year and its financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Merrill Lynch Life's books and accounts are subject to review by the Insurance Department at all times. A full examination of Merrill Lynch Life's operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. Merrill Lynch Life is also subject to the insurance laws and regulations of all jurisdictions in which it is licensed to do business.

YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Separate Account could be adversely affected if the computer systems used by Merrill Lynch Life or the other service providers do not properly address this problem prior to January 1, 2000. Merrill Lynch & Co., Inc. has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on Merrill Lynch Life. Currently, Merrill Lynch Life does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Contracts at current levels. In addition, Merrill Lynch Life has sought assurances from the other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and Merrill Lynch Life will continue to monitor the situation. At this time, however, no assurance can be given that the other service providers have anticipated every step necessary to avoid any adverse effect on the Separate Account attributable to the Year 2000 Problem.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Merrill Lynch Life and MLPF&S are engaged in various kinds of routine litigation that, in the Company's judgment, is not material to Merrill Lynch Life's total assets or to MLPF&S.

EXPERTS

The financial statements of Merrill Lynch Life as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 and of the Separate Account as of December 31, 1997 and for the periods presented, included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.

Actuarial matters included in this Prospectus have been examined by Joseph E. Crowne, Jr., F.S.A., Chief Actuary and Chief Financial Officer of Merrill Lynch Life, as stated in his opinion filed as an exhibit to the registration statement.

LEGAL MATTERS

The organization of the Company, its authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, Merrill Lynch Life's Senior Vice President and

General Counsel. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities and tax laws.

REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:


We have audited the accompanying statement of net assets of Merrill Lynch Variable Life Separate Account (the "Account") as of December 31, 1997 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1997 and the results of its operations and the changes in its net assets for the above periods in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.




January 30, 1998

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997

ASSETS:                                                                    Cost                 Shares             Market Value
                                                                  --------------------- --------------------- ---------------------
Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Money Reserve Portfolio                                         $         63,548,989            63,548,989  $         63,548,989
  Intermediate Government Bond Portfolio                                    16,287,173             1,499,605            16,615,628
  Long-Term Corporate Bond Portfolio                                        14,688,340             1,286,854            15,081,929
  Capital Stock Portfolio                                                   31,767,842             1,432,533            38,377,551
  Growth Stock Portfolio                                                    31,877,145             1,299,502            42,649,668
  Multiple Strategy Portfolio                                               23,862,232             1,462,641            27,746,299
  High Yield Portfolio                                                      24,354,668             2,683,014            24,656,900
  Natural Resources Portfolio                                                2,458,404               274,536             2,229,229
  Global Strategy Portfolio                                                 35,197,639             2,253,795            39,306,193
  Balanced Portfolio                                                        11,034,733               781,572            12,333,202
                                                                  ---------------------                       ---------------------
                                                                           255,077,165                                 282,545,588
                                                                  ---------------------                       ---------------------
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
  Global Utility Focus Fund                                                  1,558,534               130,418             1,935,402
  International Equity Focus Fund                                           11,156,709               974,056            10,519,807
  Global Bond Focus Fund                                                     1,025,067               107,954             1,006,132
  Basic Value Focus Fund                                                    35,554,181             2,579,307            40,856,227
  Developing Capital Markets Focus Fund                                      6,278,665               620,296             5,719,129
  Special Value Focus Fund                                                   3,373,872               127,997             3,551,930
  Index 500 Fund                                                             4,171,380               331,379             4,466,348
                                                                  ---------------------                       ---------------------
                                                                            63,118,408                                  68,054,975
                                                                  ---------------------                       ---------------------
Investments in Alliance Variable Products Series Funds, Inc. (Note 1):
  Premier Growth Portfolio                                                   5,998,849              295,092             6,193,975
                                                                  ---------------------                       ---------------------
                                                                             5,998,849                                   6,193,975
                                                                  ---------------------                       ---------------------
Investments in MFS Variable Insurance Trust (Note 1):
  MFS Emerging Growth Series                                                 3,249,675              205,369             3,314,658
  MFS Research Series                                                        3,500,889              225,966             3,568,009
                                                                  ---------------------                       ---------------------
                                                                             6,750,564                                   6,882,667
                                                                  ---------------------                       ---------------------
Investments in AIM Variable Insurance Funds, Inc. (Note 1):
  AIM V.I. Value Fund                                                        4,009,482              188,947             3,935,762
  AIM V.I. Capital Appreciation Fund                                         1,397,918               61,976             1,347,969
                                                                  ---------------------                       ---------------------
                                                                             5,407,400                                   5,283,731
                                                                  ---------------------                       ---------------------




(continued)

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997 (continued)

                                                                                                 Units
                                                                                          -------------------

Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through K (Note 1):
     1998 Trust                                                                839,634             1,014,604             1,009,270
     1999 Trust                                                              1,011,110             1,300,432             1,222,783
     2000 Trust                                                                781,003             1,051,825               936,408
     2001 Trust                                                                275,431               353,946               298,380
     2002 Trust                                                                623,381               895,700               711,490
     2003 Trust                                                                306,347               482,014               351,393
     2004 Trust                                                              1,035,942             1,774,066             1,253,773
     2005 Trust                                                                645,329             1,134,921               763,564
     2006 Trust                                                                247,754               461,086               297,451
     2007 Trust                                                                155,638               299,730               181,444
     2008 Trust                                                                358,569               750,730               419,335
     2009 Trust                                                                 59,970               154,854                81,380
     2010 Trust                                                                530,796             1,107,010               541,904
     2011 Trust                                                                122,023               363,895               169,517
     2013 Trust                                                                160,468               493,562               202,637
     2014 Trust                                                              2,895,201             9,692,115             3,711,886
                                                                  ---------------------                       ---------------------
                                                                            10,048,596                                  12,152,615
                                                                  ---------------------                       ---------------------
  TOTAL ASSETS                                                    $        346,400,982                                 381,113,551
                                                                  =====================                       =====================

LIABILITIES:
Payable to Merrill Lynch Life Insurance Company                                                                         13,766,872
                                                                                                              ---------------------
  TOTAL LIABILITIES                                                                                                     13,766,872
                                                                                                              ---------------------
  NET ASSETS                                                                                                  $        367,346,679
                                                                                                              =====================

See Notes to Financial Statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                           1997                  1996                  1995
                                                                  --------------------- --------------------- ---------------------
Investment Income:
 Reinvested Dividends                                             $         18,534,136  $         12,043,745  $          7,040,646
 Mortality and Expense Charges (Note 3)                                     (2,791,171)           (1,751,522)           (1,098,797)
 Transaction Charges (Note 4)                                                  (36,928)              (28,838)              (18,263)
                                                                  --------------------- --------------------- ---------------------
  Net Investment Income                                                     15,706,037            10,263,385             5,923,586
                                                                  --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                                 2,063,224               (45,179)             (309,482)
 Net Unrealized Gains                                                       18,236,659             8,986,838            10,659,883
                                                                  --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains                                         20,299,883             8,941,659            10,350,401
                                                                  --------------------- --------------------- ---------------------
Increase in Net Assets
 Resulting from Operations                                                  36,005,920            19,205,044            16,273,987
                                                                  --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                                  99,960,767            70,164,840            57,600,863
 Transfers of Policy Loading, Net (Note 3)                                   4,809,499             3,408,619             2,992,695
 Transfers Due to Deaths                                                    (1,185,686)             (813,683)           (1,461,703)
 Transfers Due to Other Terminations                                        (3,656,934)           (2,808,710)           (2,139,618)
 Transfers Due to Policy Loans                                              (2,605,297)           (2,600,351)           (1,721,984)
 Transfers of Cost of Insurance                                             (4,830,049)           (3,101,640)           (2,101,569)
 Transfers of Loan Processing Charges                                          (75,863)              (50,705)              (28,928)
                                                                  --------------------- --------------------- ---------------------
Increase in Net Assets
 Resulting from Principal Transactions                                      92,416,437            64,198,370            53,139,756
                                                                  --------------------- --------------------- ---------------------

Increase in Net Assets                                                     128,422,357            83,403,414            69,413,743
Net Assets Beginning Balance                                               238,924,322           155,520,908            86,107,165
                                                                  --------------------- --------------------- ---------------------
Net Assets Ending Balance                                         $        367,346,679  $        238,924,322  $        155,520,908
                                                                  ===================== ===================== =====================

See Notes to Financial Statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
Notes to Financial Statements

1. Merrill Lynch Variable Life Separate Account ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life") was established to support the operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill"). The Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of thirty-eight investment divisions (thirty-nine during the year). At any point in time, the Account may or may not be invested in all available divisions. Ten of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. Seven of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch
   Variable Series Funds, Inc. One of the investment divisions invests in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. Two of the investments divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust. Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. Sixteen of the investment divisions (seventeen during the year) each invest in the securities of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through K ("Zero Trusts"). Each trust of the Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust.

   The assets of the Account are registered in the name of Merrill Lynch Life. The portion of the Account's assets attributable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. The following is a summary of significant accounting policies of the Account:

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares and units held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred which is attributable to the Account if the law is changed. Contract loading, however, includes a charge for a significantly higher Federal income tax liability of Merrill Lynch Life (see Note 3). Charges for state and local taxes, if any, attributable to the Account may also be made.

3. Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges at a rate of .9% (on an annual basis) of the net assets of the Account to cover these risks.

   Merrill Lynch Life makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through tenth Contract anniversaries. The deductions are for (1) sales load, (2) Federal income taxes, and (3) state and local premium taxes.

   In addition, the cost of providing life insurance coverage for the insureds will be deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex (except where unisex rates are required by state law), attained age of each insured and the Contract's net amount at risk.

4. Merrill Lynch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., a subsidiary of Merrill and sponsor of the Zero Trusts, on the sale of Zero Trust units to the Account. Merrill Lynch Life deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of .34% (annually at the beginning of the year) of net assets for Contract owners.

5. Effective following the close of business on August 15, 1997,the Equity Growth Fund was renamed the Special Value
   Focus Fund. The Fund's investment objective was not modified.

   Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund; and the Fund's investment objective was modified.

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                        Divisions Investing In
                                                                  -----------------------------------------------------------------
                                                                                             Intermediate            Long-Term
                                                     Total                 Money              Government             Corporate
                                                   Separate               Reserve                Bond                  Bond
                                                    Account              Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $         18,534,136  $          3,061,142  $          1,024,278  $            853,881
 Mortality and Expense Charges                        (2,791,171)             (432,030)             (139,164)             (116,107)
 Transaction Charges                                     (36,928)                    0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                        15,706,037             2,629,112               885,114               737,774
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                           2,063,224                     0                28,903              (129,911)
 Net Unrealized Gains (Losses)                        18,236,659                     0               202,623               399,513
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)          20,299,883                     0               231,526               269,602
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            36,005,920             2,629,112             1,116,640             1,007,376
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            99,960,767            80,752,279               309,156               618,629
 Transfers of Policy Loading, Net                      4,809,499             5,431,651               (94,415)              (65,801)
 Transfers Due to Deaths                              (1,185,686)             (211,759)              (34,457)              (48,608)
 Transfers Due to Other Terminations                  (3,656,934)             (527,652)             (199,221)             (257,966)
 Transfers Due to Policy Loans                        (2,605,297)             (661,570)              (19,762)              (84,885)
 Transfers of Cost of Insurance                       (4,830,049)             (961,359)             (186,799)             (177,136)
 Transfers of Loan Processing Charges                    (75,863)              (14,418)               (2,364)               (2,193)
 Transfers Among Investment Divisions                          0           (79,759,226)              988,023             3,327,999
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                92,416,437             4,047,946               760,161             3,310,039
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                    128,422,357             6,677,058             1,876,801             4,317,415
Net Assets Beginning Balance                         238,924,322            44,182,360            14,833,421            10,756,980
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        367,346,679  $         50,859,418  $         16,710,222  $         15,074,395
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------

                                                    Capital               Growth               Multiple                High
                                                     Stock                 Stock               Strategy                Yield
                                                   Portfolio             Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          1,534,321  $          2,954,096  $          1,430,984  $          1,815,929
 Mortality and Expense Charges                          (304,549)             (317,291)             (222,898)             (175,173)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         1,229,772             2,636,805             1,208,086             1,640,756
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             177,958               519,115               (43,217)               66,054
 Net Unrealized Gains (Losses)                         4,630,014             6,064,599             2,796,441                (5,499)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)           4,807,972             6,583,714             2,753,224                60,555
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             6,037,744             9,220,519             3,961,310             1,701,311
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,655,250             3,002,127             1,618,485             1,133,832
 Transfers of Policy Loading, Net                         23,121                23,716              (122,374)              (57,681)
 Transfers Due to Deaths                                 (93,442)             (110,623)             (132,745)              (97,350)
 Transfers Due to Other Terminations                    (484,772)             (324,025)             (390,645)             (204,648)
 Transfers Due to Policy Loans                          (235,369)             (485,892)              (84,527)             (113,971)
 Transfers of Cost of Insurance                         (486,711)             (543,329)             (360,114)             (275,393)
 Transfers of Loan Processing Charges                     (7,416)               (9,043)               (4,636)               (5,844)
 Transfers Among Investment Divisions                  5,273,125             6,858,211             2,873,888             9,318,948
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 6,643,786             8,411,142             3,397,332             9,697,893
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     12,681,530            17,631,661             7,358,642            11,399,204
Net Assets Beginning Balance                          25,862,344            24,989,798            20,376,299            13,166,433
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         38,543,874  $         42,621,459  $         27,734,941  $         24,565,637
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                                                      Global
                                                    Natural               Global                                      Utility
                                                   Resources             Strategy              Balanced                Focus
                                                   Portfolio             Portfolio             Portfolio               Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             16,971  $          1,984,898  $          1,063,388  $             48,805
 Mortality and Expense Charges                           (22,152)             (322,626)              (95,480)              (13,670)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (5,181)            1,662,272               967,908                35,135
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             111,013               196,560                49,619                49,962
 Net Unrealized Gains (Losses)                          (413,042)            1,050,704               545,849               269,176
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)            (302,029)            1,247,264               595,468               319,138
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (307,210)            2,909,536             1,563,376               354,273
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               171,332             3,285,567               747,249               111,780
 Transfers of Policy Loading, Net                        (10,221)             (115,769)              (66,625)               (4,198)
 Transfers Due to Deaths                                       0              (138,684)              (45,737)                    0
 Transfers Due to Other Terminations                     (44,526)             (511,741)              (94,509)              (11,478)
 Transfers Due to Policy Loans                               362              (258,709)              (63,906)              (14,092)
 Transfers of Cost of Insurance                          (32,834)             (576,387)             (156,716)              (19,823)
 Transfers of Loan Processing Charges                       (319)              (10,810)               (2,576)                 (130)
 Transfers Among Investment Divisions                    212,353             6,664,342             1,705,254               374,103
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   296,147             8,337,809             2,022,434               436,162
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (11,063)           11,247,345             3,585,810               790,435
Net Assets Beginning Balance                           2,239,532            28,040,964             8,573,557             1,144,485
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,228,469  $         39,288,309  $         12,159,367  $          1,934,920
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                 International            Global                 Basic              Developing
                                                    Equity                 Bond                  Value                Capital
                                                    Focus                  Focus                 Focus             Markets Focus
                                                     Fund                  Fund                  Fund                  Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            214,325  $             61,646  $          2,148,291  $             92,408
 Mortality and Expense Charges                           (92,275)               (8,564)             (280,173)              (58,702)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           122,050                53,082             1,868,118                33,706
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             193,102                (8,217)              319,132                87,634
 Net Unrealized Gains (Losses)                        (1,033,706)              (32,725)            2,665,523              (718,388)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)            (840,604)              (40,942)            2,984,655              (630,754)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (718,554)               12,140             4,852,773              (597,048)
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             1,097,659               112,341             2,539,207               796,454
 Transfers of Policy Loading, Net                         (9,101)                 (502)              (81,910)                1,174
 Transfers Due to Deaths                                (108,221)                    0               (98,994)              (37,303)
 Transfers Due to Other Terminations                     (55,367)               (9,771)             (200,584)              (63,117)
 Transfers Due to Policy Loans                           (19,024)              (11,222)             (322,540)              (63,397)
 Transfers of Cost of Insurance                         (169,695)              (15,333)             (502,869)              (93,497)
 Transfers of Loan Processing Charges                     (2,465)                  (14)               (5,680)               (1,150)
 Transfers Among Investment Divisions                  2,569,724               (20,382)           15,311,530               779,810
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 3,303,510                55,117            16,638,160             1,318,974
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      2,584,956                67,257            21,490,933               721,926
Net Assets Beginning Balance                           7,794,744               938,559            19,345,706             4,934,396
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         10,379,700  $          1,005,816  $         40,836,639  $          5,656,322
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                    Special                                                            MFS
                                                     Value                 Index                Premier              Emerging
                                                     Focus                  500                 Growth                Growth
                                                     Fund                  Fund                Portfolio              Series
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             85,609  $                  0  $                888  $                  0
 Mortality and Expense Charges                           (25,040)              (15,755)              (16,038)              (10,636)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            60,569               (15,755)              (15,150)              (10,636)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              25,948                 4,833                17,322                31,933
 Net Unrealized Gains (Losses)                           139,551               294,968               195,126                64,983
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             165,499               299,801               212,448                96,916
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               226,068               284,046               197,298                86,280
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               132,757                53,563               201,131                68,836
 Transfers of Policy Loading, Net                         (4,099)               (2,313)                7,645                 3,043
 Transfers Due to Deaths                                       0               (15,178)                    0                     0
 Transfers Due to Other Terminations                      (5,437)               (2,863)               (1,986)               (4,728)
 Transfers Due to Policy Loans                            (4,230)                 (395)              (18,646)              (10,611)
 Transfers of Cost of Insurance                          (31,479)              (19,968)              (30,555)              (30,261)
 Transfers of Loan Processing Charges                       (311)                 (626)               (1,029)                 (518)
 Transfers Among Investment Divisions                  1,570,344             4,154,793             5,681,005             3,187,612
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 1,657,545             4,167,013             5,837,565             3,213,373
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      1,883,613             4,451,059             6,034,863             3,299,653
Net Assets Beginning Balance                           1,667,274                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          3,550,887  $          4,451,059  $          6,034,863  $          3,299,653
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                               AIM V.I.
                                                     MFS                  AIM V.I.             Capital
                                                   Research                Value             Appreciation              1997
                                                    Series                 Fund                  Fund                  Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $            124,894  $             17,382  $                  0
 Mortality and Expense Charges                           (10,708)               (9,699)               (4,667)                 (356)
 Transaction Charges                                           0                     0                     0                  (129)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (10,708)              115,195                12,715                  (485)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              14,825                 7,233                18,270                32,599
 Net Unrealized Gains (Losses)                            67,120               (73,720)              (49,949)              (30,951)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              81,945               (66,487)              (31,679)                1,648
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                71,237                48,708               (18,964)                1,163
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                86,976                56,856                55,299                     0
 Transfers of Policy Loading, Net                          2,776                   (53)                1,870                (1,313)
 Transfers Due to Deaths                                       0               (11,341)                    0                     0
 Transfers Due to Other Terminations                      (2,421)               (3,980)                 (150)                  216
 Transfers Due to Policy Loans                           (25,774)                   24               (11,453)                    0
 Transfers of Cost of Insurance                          (19,326)              (18,707)               (8,800)                 (331)
 Transfers of Loan Processing Charges                       (542)                 (664)                 (191)                   44
 Transfers Among Investment Divisions                  3,299,288             3,432,485             1,329,926              (353,324)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 3,340,977             3,454,620             1,366,501              (354,708)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      3,412,214             3,503,328             1,347,537              (353,545)
Net Assets Beginning Balance                                   0                     0                     0               353,545
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          3,412,214  $          3,503,328  $          1,347,537  $                  0
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     1998                  1999                  2000                  2001
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (8,966)              (10,685)               (8,105)               (2,038)
 Transaction Charges                                      (3,384)               (4,034)               (3,061)                 (772)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (12,350)              (14,719)              (11,166)               (2,810)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               5,521                 9,645                14,192                 3,810
 Net Unrealized Gains (Losses)                            49,493                61,471                45,718                14,238
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              55,014                71,116                59,910                18,048
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                42,664                56,397                48,744                15,238
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,016                 3,172                 9,609                 3,327
 Transfers of Policy Loading, Net                         (7,846)               (9,449)               (6,592)               (5,055)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                          59                    55               (29,935)                  (79)
 Transfers Due to Policy Loans                            (1,787)                2,400                (6,763)              (20,654)
 Transfers of Cost of Insurance                           (7,118)              (13,088)              (10,007)               (2,772)
 Transfers of Loan Processing Charges                        (50)                 (812)                 (234)                  (48)
 Transfers Among Investment Divisions                      4,943                22,918               135,012               143,929
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    (9,783)                5,196                91,090               118,648
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
Net Assets Beginning Balance                              32,881                61,593               139,834               133,886
                                                         975,982             1,160,676               796,195               164,361
Net Assets Ending Balance                   --------------------- --------------------- --------------------- ---------------------
                                            $          1,008,863  $          1,222,269  $            936,029  $            298,247
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2002                  2003                  2004                  2005
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (6,076)               (2,431)               (9,680)               (6,524)
 Transaction Charges                                      (2,295)                 (920)               (3,658)               (2,463)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (8,371)               (3,351)              (13,338)               (8,987)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               6,813                 5,427                38,160                10,438
 Net Unrealized Gains (Losses)                            48,467                22,626                73,112                69,622
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              55,280                28,053               111,272                80,060
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                46,909                24,702                97,934                71,073
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 6,610                28,786                18,132
 Transfers of Policy Loading, Net                         (4,924)                 (992)                  (60)               (4,530)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                           1                   (75)                3,305                (8,291)
 Transfers Due to Policy Loans                            (9,150)              (15,991)              (28,232)                    0
 Transfers of Cost of Insurance                           (7,559)               (3,882)              (11,795)               (8,283)
 Transfers of Loan Processing Charges                        (37)                 (415)                 (109)                  (19)
 Transfers Among Investment Divisions                     65,946               130,100               208,675               (13,957)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    44,277               115,355               200,570               (16,948)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         91,186               140,057               298,504                54,125
Net Assets Beginning Balance                             620,003               211,188               954,766               709,126
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            711,189  $            351,245  $          1,253,270  $            763,251
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2006                  2007                  2008                  2009
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (2,228)               (1,059)               (2,939)                 (705)
 Transaction Charges                                        (842)                 (402)               (1,111)                 (266)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (3,070)               (1,461)               (4,050)                 (971)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               1,717                   801                 3,163                 9,593
 Net Unrealized Gains (Losses)                            27,825                19,338                47,651                  (248)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              29,542                20,139                50,814                 9,345
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                26,472                18,678                46,764                 8,374
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                39,168                 1,717                38,579                16,681
 Transfers of Policy Loading, Net                           (919)                 (845)               (1,053)               (1,800)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (14)                  (93)                  (80)              (30,350)
 Transfers Due to Policy Loans                                 0                     0                (4,900)                    0
 Transfers of Cost of Insurance                           (1,902)               (1,181)               (3,846)               (1,535)
 Transfers of Loan Processing Charges                         (5)                  (18)                 (338)                    1
 Transfers Among Investment Divisions                         79               130,235               100,294                   (20)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    36,407               129,815               128,656               (17,023)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         62,879               148,493               175,420                (8,649)
Net Assets Beginning Balance                             234,452                32,876               243,741                90,000
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            297,331  $            181,369  $            419,161  $             81,351
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2010                  2011                  2013                  2014
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                     $                  0  $                  0
 Mortality and Expense Charges                            (4,808)               (1,691)               (1,378)              (28,105)
 Transaction Charges                                      (1,815)                 (637)                 (521)              (10,618)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (6,623)               (2,328)               (1,899)              (38,723)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              85,341                73,982                   479                23,472
 Net Unrealized Gains (Losses)                            (3,039)               49,240                31,648               651,287
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              82,302               123,222                32,127               674,759
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                75,679               120,894                30,228               636,036
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 5,603                 2,413                46,077               132,112
 Transfers of Policy Loading, Net                          7,604                (8,160)                3,553                (8,054)
 Transfers Due to Deaths                                  (1,244)                    0                     0                     0
 Transfers Due to Other Terminations                         375              (190,109)                  (33)                 (299)
 Transfers Due to Policy Loans                                 0                     0                     0               (10,631)
 Transfers of Cost of Insurance                           (4,517)               (2,471)               (1,587)              (31,084)
 Transfers of Loan Processing Charges                        (81)                   13                   (51)                 (765)
 Transfers Among Investment Divisions                   (100,379)              (75,903)                6,517               461,780
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (92,639)             (274,217)               54,476               543,059
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (16,960)             (153,323)               84,704             1,179,095
Net Assets Beginning Balance                             558,584               322,763               117,834             2,531,378
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            541,624  $            169,440  $            202,538  $          3,710,473
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                        Divisions Investing In
                                                                  -----------------------------------------------------------------
                                                                                             Intermediate            Long-Term
                                                     Total                 Money              Government             Corporate
                                                   Separate               Reserve                Bond                  Bond
                                                    Account              Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $         12,043,745  $          2,259,703  $            882,178  $            625,900
 Mortality and Expense Charges                        (1,751,522)             (338,561)             (118,016)              (83,645)
 Transaction Charges                                     (28,838)                    0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                        10,263,385             1,921,142               764,162               542,255
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (45,179)                    0                18,190               (69,537)
 Net Unrealized Gains (Losses)                         8,986,838                     0              (494,507)             (262,935)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)           8,941,659                     0              (476,317)             (332,472)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            19,205,044             1,921,142               287,845               209,783
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            70,164,840            57,111,336               274,240               441,258
 Transfers of Policy Loading, Net                      3,408,619             3,817,075               (65,305)              (45,661)
 Transfers Due to Deaths                                (813,683)             (279,751)              (18,739)              (40,588)
 Transfers Due to Other Terminations                  (2,808,710)             (380,432)              (76,682)             (101,534)
 Transfers Due to Policy Loans                        (2,600,351)           (1,084,294)              (52,385)              (42,333)
 Transfers of Cost of Insurance                       (3,101,640)             (629,669)             (140,278)             (119,430)
 Transfers of Loan Processing Charges                    (50,705)              (10,186)               (1,605)               (1,801)
 Transfers Among Investment Divisions                          0           (49,154,498)            2,922,480             2,331,559
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                64,198,370             9,389,581             2,841,726             2,421,470
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     83,403,414            11,310,723             3,129,571             2,631,253
Net Assets Beginning Balance                         155,520,908            32,871,637            11,703,850             8,125,727
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        238,924,322  $         44,182,360  $         14,833,421  $         10,756,980
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------

                                                    Capital               Growth               Multiple                High
                                                     Stock                 Stock               Strategy                Yield
                                                   Portfolio             Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          2,849,273  $            474,609  $          2,134,807  $            991,648
 Mortality and Expense Charges                          (189,168)             (168,016)             (161,312)              (93,784)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         2,660,105               306,593             1,973,495               897,864
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                            (192,580)               76,061              (205,247)              (38,619)
 Net Unrealized Gains (Losses)                           677,575             2,799,507               511,360               263,711
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             484,995             2,875,568               306,113               225,092
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             3,145,100             3,182,161             2,279,608             1,122,956
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,079,423             1,942,040             1,309,262               764,317
 Transfers of Policy Loading, Net                        (43,754)              (21,164)              (65,905)              (51,806)
 Transfers Due to Deaths                                 (92,681)               (8,492)              (75,789)               (3,979)
 Transfers Due to Other Terminations                    (321,383)             (260,142)             (312,254)             (358,814)
 Transfers Due to Policy Loans                          (145,225)             (397,438)             (171,503)             (204,029)
 Transfers of Cost of Insurance                         (328,889)             (333,742)             (276,061)             (163,545)
 Transfers of Loan Processing Charges                     (5,535)               (6,120)               (4,502)               (4,660)
 Transfers Among Investment Divisions                  4,872,794             7,878,892             1,654,189             4,143,862
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 6,014,750             8,793,834             2,057,437             4,121,346
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      9,159,850            11,975,995             4,337,045             5,244,302
Net Assets Beginning Balance                          16,702,494            13,013,803            16,039,254             7,922,131
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         25,862,344  $         24,989,798  $         20,376,299  $         13,166,433
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                                                      Global
                                                    Natural               Global                                      Utility
                                                   Resources             Strategy              Balanced                Focus
                                                   Portfolio             Portfolio             Portfolio               Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             35,904  $            658,077  $            339,821  $             26,694
 Mortality and Expense Charges                           (18,240)             (216,109)              (61,936)               (6,067)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            17,664               441,968               277,885                20,627
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              88,450                51,512                16,557                 6,978
 Net Unrealized Gains (Losses)                           143,526             2,581,792               341,710                68,172
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             231,976             2,633,304               358,267                75,150
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               249,640             3,075,272               636,152                95,777
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               181,972             2,473,052               553,126                47,855
 Transfers of Policy Loading, Net                         (3,920)              (44,092)              (27,821)                   40
 Transfers Due to Deaths                                       0              (158,560)               (1,125)                    0
 Transfers Due to Other Terminations                     (55,127)             (514,227)             (209,048)                 (554)
 Transfers Due to Policy Loans                           (22,880)             (192,425)              (60,254)               (5,578)
 Transfers of Cost of Insurance                          (28,415)             (421,815)             (118,014)              (10,007)
 Transfers of Loan Processing Charges                       (167)               (6,017)               (2,108)                 (145)
 Transfers Among Investment Divisions                    291,252             3,487,282             2,554,987               650,138
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   362,715             4,623,198             2,689,743               681,749
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        612,355             7,698,470             3,325,895               777,526
Net Assets Beginning Balance                           1,627,177            20,342,494             5,247,662               366,959
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,239,532  $         28,040,964  $          8,573,557  $          1,144,485
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                 International            Global                 Basic
                                                    Equity                 Bond                  Value             International
                                                    Focus                  Focus                 Focus                 Bond
                                                     Fund                  Fund                  Fund                  Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             58,526  $             29,074  $            596,893  $             19,027
 Mortality and Expense Charges                           (55,091)               (3,779)             (118,246)               (2,285)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                             3,435                25,295               478,647                16,742
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               1,353                   347                54,169                (2,241)
 Net Unrealized Gains (Losses)                           266,897                 7,902             1,807,802                  (796)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             268,250                 8,249             1,861,971                (3,037)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               271,685                33,544             2,340,618                13,705
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               756,559                40,516             1,276,821                44,422
 Transfers of Policy Loading, Net                         (3,515)                  509                (5,302)                  902
 Transfers Due to Deaths                                 (33,903)                    0               (68,358)                 (877)
 Transfers Due to Other Terminations                     (41,605)                 (552)             (123,456)                1,893
 Transfers Due to Policy Loans                           (64,171)                    0               (76,540)                 (988)
 Transfers of Cost of Insurance                         (114,440)               (5,978)             (241,687)               (4,818)
 Transfers of Loan Processing Charges                     (1,964)                 (147)               (2,269)                  (41)
 Transfers Among Investment Divisions                  2,803,185               284,230             7,975,786               218,985
 Transfer of Merged Funds                                      0               367,255                     0              (367,255)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 3,300,146               685,833             8,734,995              (107,777)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      3,571,831               719,377            11,075,613               (94,072)
Net Assets Beginning Balance                           4,222,913               219,182             8,270,093                94,072
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          7,794,744  $            938,559  $         19,345,706  $                  0
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                  Developing              Special
                                                    Capital                Value
                                                 Markets Focus             Focus                 1996                  1997
                                                     Fund                  Fund                  Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             61,179  $                432  $                  0  $                  0
 Mortality and Expense Charges                           (36,040)               (4,712)                 (249)               (2,858)
 Transaction Charges                                           0                     0                   (91)               (1,075)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            25,139                (4,280)                 (340)               (3,933)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (20,703)                 (914)               10,567                 1,373
 Net Unrealized Gains (Losses)                           250,904                38,506                (9,400)               14,566
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             230,201                37,592                 1,167                15,939
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               255,340                33,312                   827                12,006
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               610,043                25,818                     0                 3,518
 Transfers of Policy Loading, Net                         11,064                 1,255                  (728)               (2,396)
 Transfers Due to Deaths                                 (30,841)                    0                     0                     0
 Transfers Due to Other Terminations                     (31,692)               (1,214)                  159                   (67)
 Transfers Due to Policy Loans                           (57,503)                    0                     0                 1,090
 Transfers of Cost of Insurance                          (64,681)               (7,114)                 (210)               (3,936)
 Transfers of Loan Processing Charges                       (863)                 (221)                   23                   (46)
 Transfers Among Investment Divisions                  1,835,923             1,615,438              (222,425)               65,390
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 2,271,450             1,633,962              (223,181)               63,553
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      2,526,790             1,667,274              (222,354)               75,559
Net Assets Beginning Balance                           2,407,606                     0               222,354               277,986
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          4,934,396  $          1,667,274  $                  0  $            353,545
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     1998                  1999                  2000                  2001
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (8,548)               (9,461)               (6,622)                 (967)
 Transaction Charges                                      (3,218)               (3,562)               (2,493)                 (365)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (11,766)              (13,023)               (9,115)               (1,332)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               6,017                 5,854                12,442                   700
 Net Unrealized Gains (Losses)                            37,385                37,303                12,222                 4,215
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              43,402                43,157                24,664                 4,915
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                31,636                30,134                15,549                 3,583
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,729                 2,079                11,888                 1,320
 Transfers of Policy Loading, Net                         (7,282)               (9,924)               (4,276)                 (634)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (17,187)               13,021                   (80)               (9,468)
 Transfers Due to Policy Loans                               (34)                3,211               (12,327)                    0
 Transfers of Cost of Insurance                           (6,841)              (12,333)               (7,564)                 (930)
 Transfers of Loan Processing Charges                        (90)                 (606)                 (122)                  (44)
 Transfers Among Investment Divisions                    151,070               136,353                52,712               114,790
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   122,365               131,801                40,231               105,034
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        154,001               161,935                55,780               108,617
Net Assets Beginning Balance                             821,981               998,741               740,415                55,744
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            975,982  $          1,160,676  $            796,195  $            164,361
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2002                  2003                  2004                  2005
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (4,865)               (1,249)               (7,310)               (7,624)
 Transaction Charges                                      (1,836)                 (471)               (2,753)               (2,871)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (6,701)               (1,720)              (10,063)              (10,495)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               3,431                   936                17,968                48,027
 Net Unrealized Gains (Losses)                            10,227                 4,471               (10,934)              (65,787)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              13,658                 5,407                 7,034               (17,760)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 6,957                 3,687                (3,029)              (28,255)
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 9,067                24,881                21,785
 Transfers of Policy Loading, Net                         (2,544)                 (127)               (5,811)               (3,031)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                        (335)                  (86)               17,456               (23,693)
 Transfers Due to Policy Loans                            (3,280)                    0                (3,357)               (2,263)
 Transfers of Cost of Insurance                           (6,687)               (2,134)              (11,301)               (8,848)
 Transfers of Loan Processing Charges                        (65)                 (369)                 (254)                  (38)
 Transfers Among Investment Divisions                    429,537                95,804               127,953               115,644
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   416,626               102,155               149,567                99,556
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        423,583               105,842               146,538                71,301
Net Assets Beginning Balance                             196,420               105,346               808,228               637,825
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            620,003  $            211,188  $            954,766  $            709,126
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2006                  2007                  2008                  2009
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (1,207)                 (282)               (1,849)                 (689)
 Transaction Charges                                        (456)                 (107)                 (697)                 (259)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (1,663)                 (389)               (2,546)                 (948)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                 655                   202                 2,072                   542
 Net Unrealized Gains (Losses)                             3,403                  (764)               (4,484)               (1,142)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)               4,058                  (562)               (2,412)                 (600)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 2,395                  (951)               (4,958)               (1,548)
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 1,301                33,415                     0
 Transfers of Policy Loading, Net                           (506)                 (218)                  556                  (158)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (15)                   (2)                  (65)                  (22)
 Transfers Due to Policy Loans                                 0                     0                 1,630                     0
 Transfers of Cost of Insurance                           (1,015)                 (385)               (2,980)               (1,195)
 Transfers of Loan Processing Charges                        (23)                   (1)                 (304)                   (4)
 Transfers Among Investment Divisions                    162,335                     2                22,434                20,781
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   160,776                   697                54,686                19,402
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        163,171                  (254)               49,728                17,854
Net Assets Beginning Balance                              71,281                33,130               194,013                72,146
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            234,452  $             32,876  $            243,741  $             90,000
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2010                  2011                  2013                  2014
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (3,648)               (2,818)                 (822)              (15,447)
 Transaction Charges                                      (1,376)               (1,061)                 (310)               (5,837)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (5,024)               (3,879)               (1,132)              (21,284)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              (1,501)                3,521                 2,269                55,970
 Net Unrealized Gains (Losses)                             5,242              (124,824)               (1,550)               75,563
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)               3,741              (121,303)                  719               131,533
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                (1,283)             (125,182)                 (413)              110,249
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,719                 2,406                47,499                68,173
 Transfers of Policy Loading, Net                          4,058                (1,867)                4,531               (13,624)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                        (218)                  (13)                   26                (1,298)
 Transfers Due to Policy Loans                            (7,845)                    0                   370                     0
 Transfers of Cost of Insurance                           (3,366)               (3,609)               (1,853)              (17,870)
 Transfers of Loan Processing Charges                        (48)                   (6)                  (69)                 (288)
 Transfers Among Investment Divisions                    266,394               108,244                   120             1,986,378
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   261,694               105,155                50,624             2,021,471
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        260,411               (20,027)               50,211             2,131,720
Net Assets Beginning Balance                             298,173               342,790                67,623               399,658
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            558,584  $            322,763  $            117,834  $          2,531,378
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                        Divisions Investing In
                                                                  -----------------------------------------------------------------
                                                                                             Intermediate            Long-Term
                                                     Total                 Money              Government             Corporate
                                                   Separate               Reserve                Bond                  Bond
                                                    Account              Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          7,040,646  $          2,042,506  $            590,260  $            471,729
 Mortality and Expense Charges                        (1,098,797)             (276,122)              (77,890)              (60,109)
 Transaction Charges                                     (18,263)                    0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         5,923,586             1,766,384               512,370               411,620
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                            (309,482)                    0              (161,089)              (84,296)
 Net Unrealized Gains (Losses)                        10,659,883                     0               967,267               831,382
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)          10,350,401                     0               806,178               747,086
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            16,273,987             1,766,384             1,318,548             1,158,706
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            57,600,863            48,585,875               237,242               206,770
 Transfers of Policy Loading, Net                      2,992,695             3,263,562               (47,077)              (58,349)
 Transfers Due to Deaths                              (1,461,703)              (89,375)             (242,713)             (243,177)
 Transfers Due to Other Terminations                  (2,139,618)             (281,643)              (15,301)             (159,890)
 Transfers Due to Policy Loans                        (1,721,984)             (662,050)              (21,269)              (22,813)
 Transfers of Cost of Insurance                       (2,101,569)             (539,265)              (95,544)              (78,535)
 Transfers of Loan Processing Charges                    (28,928)               (4,005)               (2,139)               (1,110)
 Transfers Among Investment Divisions                          0           (45,681,956)            5,740,096             2,729,204
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                53,139,756             4,591,143             5,553,295             2,372,100
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     69,413,743             6,357,527             6,871,843             3,530,806
Net Assets Beginning Balance                          86,107,165            26,514,110             4,832,007             4,594,921
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        155,520,908  $         32,871,637  $         11,703,850  $          8,125,727
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------

                                                    Capital               Growth               Multiple                High
                                                     Stock                 Stock               Strategy                Yield
                                                   Portfolio             Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            702,946  $            332,737  $          1,029,923  $            530,868
 Mortality and Expense Charges                          (109,563)              (73,632)             (120,845)              (48,511)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           593,383               259,105               909,078               482,357
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (57,970)              (58,237)             (148,847)              (47,719)
 Net Unrealized Gains (Losses)                         1,648,314             2,148,543             1,270,564               250,744
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)           1,590,344             2,090,306             1,121,717               203,025
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             2,183,727             2,349,411             2,030,795               685,382
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             1,137,847             1,068,231             1,066,156               579,214
 Transfers of Policy Loading, Net                        (62,080)                6,422               (44,104)                3,154
 Transfers Due to Deaths                                (306,000)              (10,301)              (65,938)               (2,080)
 Transfers Due to Other Terminations                    (273,101)              (97,817)             (337,461)              (42,371)
 Transfers Due to Policy Loans                          (216,960)             (102,930)              (92,141)              (72,558)
 Transfers of Cost of Insurance                         (192,230)             (159,365)             (203,001)             (105,754)
 Transfers of Loan Processing Charges                     (2,660)               (2,120)               (2,802)               (2,953)
 Transfers Among Investment Divisions                  7,075,715             5,643,336             3,815,780             4,138,536
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 7,160,531             6,345,456             4,136,489             4,495,188
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      9,344,258             8,694,867             6,167,284             5,180,570
Net Assets Beginning Balance                           7,358,236             4,318,936             9,871,970             2,741,561
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         16,702,494  $         13,013,803  $         16,039,254  $          7,922,131
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                                                      Global
                                                    Natural               Global                                      Utility
                                                   Resources             Strategy              Balanced                Focus
                                                   Portfolio             Portfolio             Portfolio               Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             23,752  $            808,709  $            274,872  $              7,374
 Mortality and Expense Charges                           (12,008)             (159,374)              (37,964)               (1,669)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            11,744               649,335               236,908                 5,705
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              47,638                56,413               (36,077)                2,396
 Net Unrealized Gains (Losses)                            74,639               917,790               540,526                41,816
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             122,277               974,203               504,449                44,212
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               134,021             1,623,538               741,357                49,917
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               173,219             2,484,243               437,292                12,013
 Transfers of Policy Loading, Net                           (227)               (1,635)              (32,229)               (1,185)
 Transfers Due to Deaths                                       0              (257,767)             (244,352)                    0
 Transfers Due to Other Terminations                     (27,497)             (449,161)              (88,275)                 (305)
 Transfers Due to Policy Loans                           (11,517)             (299,628)              (12,334)                    0
 Transfers of Cost of Insurance                          (25,805)             (358,387)              (80,463)               (3,959)
 Transfers of Loan Processing Charges                       (319)               (4,268)               (1,398)                  (34)
 Transfers Among Investment Divisions                    365,584             3,046,233             1,511,909               246,773
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   473,438             4,159,630             1,490,150               253,303
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        607,459             5,783,168             2,231,507               303,220
Net Assets Beginning Balance                           1,019,718            14,559,326             3,016,155                63,739
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          1,627,177  $         20,342,494  $          5,247,662  $            366,959
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                 International            Global                 Basic
                                                    Equity                 Bond                  Value             International
                                                    Focus                  Focus                 Focus                 Bond
                                                     Fund                  Fund                  Fund                  Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             87,517  $              8,615  $            106,693  $              8,339
 Mortality and Expense Charges                           (23,269)                 (756)              (34,416)                 (909)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            64,248                 7,859                72,277                 7,430
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (50,146)                   23                 2,816                 1,587
 Net Unrealized Gains (Losses)                           207,950                 6,982               824,592                 1,447
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             157,804                 7,005               827,408                 3,034
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               222,052                14,864               899,685                10,464
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               484,768                18,466               527,518                12,428
 Transfers of Policy Loading, Net                         (7,642)                  825                (2,243)                 (784)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                    (123,171)                 (121)              (59,804)               (2,748)
 Transfers Due to Policy Loans                           (98,219)                9,020               (13,838)                7,037
 Transfers of Cost of Insurance                          (67,572)               (1,412)              (88,195)               (3,757)
 Transfers of Loan Processing Charges                       (704)                  (83)               (1,106)                  (86)
 Transfers Among Investment Divisions                  1,625,203               125,435             5,642,607               (13,353)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 1,812,663               152,130             6,004,939                (1,263)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      2,034,715               166,994             6,904,624                 9,201
Net Assets Beginning Balance                           2,188,198                52,188             1,365,469                84,871
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          4,222,913  $            219,182  $          8,270,093  $             94,072
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                  Developing
                                                   Capital
                                                 Markets Focus             1995                  1996                  1997
                                                     Fund                  Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             13,806  $                  0  $                  0  $                  0
 Mortality and Expense Charges                           (13,411)               (1,483)               (1,358)               (1,725)
 Transaction Charges                                           0                  (558)                 (514)                 (652)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                               395                (2,041)               (1,872)               (2,377)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (43,247)               12,157                   789                   310
 Net Unrealized Gains (Losses)                            31,160                (1,196)                8,972                16,365
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             (12,087)               10,961                 9,761                16,675
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               (11,692)                8,920                 7,889                14,298
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               446,742                     0                 6,557                 2,609
 Transfers of Policy Loading, Net                          6,365                (1,240)                  186                   237
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (24,891)               (5,133)                 (118)                 (168)
 Transfers Due to Policy Loans                           (17,128)                    0                (9,116)                    0
 Transfers of Cost of Insurance                          (39,732)               (1,291)               (1,698)               (2,572)
 Transfers of Loan Processing Charges                     (2,002)                   10                   (40)                  (26)
 Transfers Among Investment Divisions                    567,104              (117,487)              178,394               231,794
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   936,458              (125,141)              174,165               231,874
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        924,766              (116,221)              182,054               246,172
Net Assets Beginning Balance                           1,482,840               116,221                40,300                31,814
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,407,606  $                  0  $            222,354  $            277,986
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     1998                  1999                  2000                  2001
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (7,049)               (7,718)               (5,481)                 (915)
 Transaction Charges                                      (2,664)               (2,917)               (2,070)                 (345)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (9,713)              (10,635)               (7,551)               (1,260)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              12,007                 9,541                 1,741                12,302
 Net Unrealized Gains (Losses)                            83,423               113,158                98,041                 4,321
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              95,430               122,699                99,782                16,623
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                85,717               112,064                92,231                15,363
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 1,898                 3,995                23,896                 1,194
 Transfers of Policy Loading, Net                        (17,373)               (3,399)               (2,494)                 (381)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                    (132,812)                 (540)                  110                     3
 Transfers Due to Policy Loans                                 7               (60,000)               (2,825)               (3,268)
 Transfers of Cost of Insurance                           (7,052)               (9,302)               (7,926)               (1,541)
 Transfers of Loan Processing Charges                        (95)                 (243)                 (205)                   (1)
 Transfers Among Investment Divisions                    777,277               802,185               350,856                (5,671)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   621,850               732,696               361,412                (9,665)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        707,567               844,760               453,643                 5,698
Net Assets Beginning Balance                             114,414               153,981               286,772                50,046
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            821,981  $            998,741  $            740,415  $             55,744
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2002                  2003                  2004                  2005
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (1,352)                 (911)               (6,222)               (4,063)
 Transaction Charges                                        (511)                 (344)               (2,348)               (1,537)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (1,863)               (1,255)               (8,570)               (5,600)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                 385                 6,784                30,917                 1,337
 Net Unrealized Gains (Losses)                            29,570                17,905               150,791               113,569
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              29,955                24,689               181,708               114,906
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                28,092                23,434               173,138               109,306
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                     0                30,500                10,212
 Transfers of Policy Loading, Net                           (831)                  217                (3,307)                  460
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (63)                  (59)                 (226)                  245
 Transfers Due to Policy Loans                                 0                     0               (10,000)                    0
 Transfers of Cost of Insurance                           (1,137)               (1,521)               (8,914)               (4,000)
 Transfers of Loan Processing Charges                        (10)                   (9)                 (204)                  (54)
 Transfers Among Investment Divisions                     72,433                77,361               219,263               491,998
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    70,392                75,989               227,112               498,861
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         98,484                99,423               400,250               608,167
Net Assets Beginning Balance                              97,936                 5,923               407,978                29,658
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            196,420  $            105,346  $            808,228  $            637,825
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2006                  2007                  2008                  2009
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (540)                 (221)                 (614)                 (898)
 Transaction Charges                                        (204)                  (83)                 (233)                 (338)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (744)                 (304)                 (847)               (1,236)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                 293                   163                 3,614                20,240
 Net Unrealized Gains (Losses)                            17,073                 7,219                17,580                16,726
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              17,366                 7,382                21,194                36,966
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                16,622                 7,078                20,347                35,730
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 1,010                20,456                 5,576
 Transfers of Policy Loading, Net                           (472)                 (226)                  735                  (225)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (10)                  (17)                 (122)                   48
 Transfers Due to Policy Loans                                 0                     0                (7,000)                    0
 Transfers of Cost of Insurance                             (468)                 (401)               (1,408)                 (719)
 Transfers of Loan Processing Charges                         (2)                   (3)                  (19)                    7
 Transfers Among Investment Divisions                      4,258                24,705               154,313              (120,220)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                     3,306                25,068               166,955              (115,533)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         19,928                32,146               187,302               (79,803)
Net Assets Beginning Balance                              51,353                   984                 6,711               151,949
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             71,281  $             33,130  $            194,013  $             72,146
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2010                  2011                  2013                  2014
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (2,316)               (2,403)                 (525)               (2,555)
 Transaction Charges                                        (875)                 (907)                 (198)                 (965)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (3,191)               (3,310)                 (723)               (3,520)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              87,387                 2,349                12,386                52,571
 Net Unrealized Gains (Losses)                             5,161                98,680                14,348                84,461
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              92,548               101,029                26,734               137,032
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                89,357                97,719                26,011               133,512
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,682                     0                   105                12,149
 Transfers of Policy Loading, Net                         (1,327)               (1,656)                 (847)                1,865
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (16,958)                  (81)                    2                  (162)
 Transfers Due to Policy Loans                                 0                     0                (2,454)                    0
 Transfers of Cost of Insurance                           (1,969)               (2,650)               (1,359)               (2,665)
 Transfers of Loan Processing Charges                        (18)                  (13)                 (189)                  (25)
 Transfers Among Investment Divisions                     67,414                92,008               (25,040)              145,953
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    49,824                87,608               (29,782)              157,115
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        139,181               185,327                (3,771)              290,627
Net Assets Beginning Balance                             158,992               157,463                71,394               109,031
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            298,173  $            342,790  $             67,623  $            399,658
                                            ===================== ===================== ===================== =====================







INDEPENDENT AUDITORS' REPORT


The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1997 and 1996, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.



February 23, 1998

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1997 AND 1996
(Dollars in Thousands)


                                                                          1997                  1996
                                                                    --------------        --------------
ASSETS
------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1997 - $2,927,562; 1996 - $3,232,643)            $  3,008,608          $  3,301,588
 Equity securities, at estimated fair value
   (cost: 1997 - $72,599; 1996 - $32,988)                                  73,612                35,977
 Trading account securities, at estimated fair value                       15,625                     -
 Mortgage loans                                                                 -                70,503
 Real estate held-for-sale                                                 31,805                28,851
 Policy loans on insurance contracts                                    1,118,139             1,092,071
                                                                    --------------        --------------
  Total Investments                                                     4,247,789             4,528,990
                                                                    --------------        --------------

CASH AND CASH EQUIVALENTS                                                  86,388                94,991
ACCRUED INVESTMENT INCOME                                                  78,224                86,186
DEFERRED POLICY ACQUISITION COSTS                                         365,105               366,461
REINSURANCE RECEIVABLES                                                     1,617                 2,642
AFFILIATED RECEIVABLES - NET                                                  166                     -
RECEIVABLES FROM SECURITIES SOLD                                           75,820                     -
OTHER ASSETS                                                               49,353                42,861
SEPARATE ACCOUNTS ASSETS                                                9,149,119             7,615,362
                                                                    --------------        --------------
TOTAL ASSETS                                                         $ 14,053,581          $ 12,737,493
                                                                    ==============        ==============



See notes to financial statements.






                                                                          1997                 1996
                                                                    --------------        --------------
LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $  4,188,110          $  4,480,048
   Claims and claims settlement expenses                                   50,574                39,666
                                                                    --------------        --------------
          Total policy liabilities and accruals                         4,238,684             4,519,714

 OTHER POLICYHOLDER FUNDS                                                  27,160                19,420
 LIABILITY FOR GUARANTY FUND ASSESSMENTS                                   15,374                18,773
 FEDERAL INCOME TAXES - DEFERRED                                            1,183                 6,714
 FEDERAL INCOME TAXES - CURRENT                                            24,438                20,968
 AFFILIATED PAYABLES - NET                                                      -                 6,164
 PAYABLES FOR SECURITIES PURCHASED                                         95,135                13,483
 OTHER LIABILITIES                                                         54,434                37,243
 SEPARATE ACCOUNTS LIABILITIES                                          9,149,119             7,605,194
                                                                    --------------        --------------
          Total Liabilities                                            13,605,527            12,247,673
                                                                    --------------        --------------

STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 200,000 shares
   authorized, issued and outstanding                                       2,000                 2,000
 Additional paid-in capital                                               347,324               402,937
 Retained earnings                                                         80,735                79,387
 Accumulated other comprehensive income                                    17,995                 5,496
                                                                    --------------        --------------
          Total Stockholder's Equity                                      448,054               489,820
                                                                    --------------        --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $ 14,053,581          $ 12,737,493
                                                                    ==============        ==============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                          1997                 1996                  1995
                                                                    --------------        --------------        --------------
REVENUES:
 Investment revenue:
   Net investment income                                             $    308,702          $    336,661          $    376,166
   Net realized investment gains                                           13,289                 8,862                 4,525
 Policy charge revenue                                                    178,933               158,829               141,722
                                                                    --------------        --------------        --------------
        Total Revenues                                                    500,924               504,352               522,413
                                                                    --------------        --------------        --------------

BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                     209,542               235,255               261,760
 Market value adjustment expense                                            4,079                 6,071                 5,805
 Policy benefits (net of reinsurance recoveries: 1997 - $10,439;
    1996 - $8,317; 1995 - $6,482)                                          27,029                21,052                19,374
 Reinsurance premium ceded                                                 17,879                15,582                13,896
 Amortization of deferred policy acquisition costs                         72,111                62,036                58,669
 Insurance expenses and taxes                                              49,105                47,077                44,124
                                                                     -------------        --------------        --------------
        Total Benefits and Expenses                                       379,745               387,073               403,628
                                                                     -------------        --------------        --------------
               Earnings Before Federal Income Tax Provision               121,179               117,279               118,785
                                                                     -------------        --------------        --------------

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                   52,705                22,814                38,335
 Deferred                                                                 (12,261)               15,078                 3,968
                                                                    --------------        --------------        --------------
        Total Federal Income Tax Provision                                 40,444                37,892                42,303
                                                                    --------------        --------------        --------------

NET EARNINGS                                                         $     80,735          $     79,387          $     76,482
                                                                    ==============        ==============        ==============


See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                           1997                 1996                 1995
                                                                    --------------        --------------        --------------
NET EARNINGS                                                         $     80,735          $     79,387          $     76,482
                                                                    --------------        --------------        --------------

OTHER COMPREHENSIVE INCOME, NET OF TAX:

 Net unrealized gains (losses) on investment securities:
   Net unrealized holding gains (losses) arising during the period         22,347               (79,749)              310,981
   Reclassification adjustment for gains included in net earnings         (12,390)               (8,622)               (4,351)
                                                                    --------------        --------------        --------------

   Net unrealized gains (losses) on investment securities                   9,957               (88,371)              306,630

   Adjustments for:
     Policyholder liabilities                                              10,094                58,415              (123,856)
     Deferred policy acquisition costs                                       (822)               12,411               (89,261)

 Income tax (expense) benefit related to items of
   other comprehensive income                                              (6,730)                6,141               (32,729)
                                                                    --------------        --------------        --------------

 Other comprehensive income, net of tax                                    12,499               (11,404)               60,784
                                                                    --------------        --------------        --------------

COMPREHENSIVE INCOME                                                 $     93,234          $     67,983          $    137,266
                                                                    ==============        ==============        ==============


See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)

                                                                                                     Accumulated
                                                                 Additional                             Other             Total
                                                 Common           paid-in           Retained        Comprehensive     stockholder's
                                                 stock            capital           earnings           Income             equity
                                             -------------     -------------     -------------     -------------      -------------
BALANCE, JANUARY 1, 1995                      $     2,000       $   535,450       $    66,005       $   (43,884)       $   559,571

 Dividend to Parent                                                 (33,995)          (66,005)                            (100,000)
 Net earnings                                                                          76,482                               76,482
 Other comprehensive income, net of tax                                                                  60,784             60,784
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1995                          2,000           501,455            76,482            16,900            596,837

 Dividend to Parent                                                 (98,518)          (76,482)                            (175,000)
 Net earnings                                                                          79,387                               79,387
 Other comprehensive income, net of tax                                                                 (11,404)           (11,404)
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1996                          2,000           402,937            79,387             5,496            489,820

 Dividend to Parent                                                 (55,613)          (79,387)                            (135,000)
 Net earnings                                                                          80,735                               80,735
 Other comprehensive income, net of tax                                                                  12,499             12,499
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1997                    $     2,000       $   347,324       $    80,735       $    17,995        $   448,054
                                             =============     =============     =============     =============      =============



See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                           1997                 1996                 1995
                                                                    --------------        --------------        --------------
OPERATING ACTIVITIES:
 Net earnings                                                        $     80,735          $     79,387          $     76,482
  Adjustments to reconcile net earnings to net cash and cash equivalents provided (used) by operating activities:
    Amortization of deferred policy acquisition costs                      72,111                62,036                58,669
    Capitalization of policy acquisition costs                            (71,577)              (43,668)              (54,014)
    Amortization, (accretion) and depreciation of investments              (4,672)               (4,836)               (6,763)
    Net realized investment gains                                         (13,289)               (8,862)               (4,525)
    Interest credited to policyholders' account balances                  209,542               235,255               261,760
    Provision (benefit) for deferred Federal income tax                   (12,261)               15,078                 3,968
    Changes in operating assets and liabilities:
      Accrued investment income                                             7,962                 5,756                 3,191
      Claims and claims settlement expenses                                10,908                 9,854                 3,635
      Federal income taxes - current                                        3,470                13,935                 4,759
      Other policyholder funds                                              7,740                 5,813                (7,614)
      Liability for guaranty fund assessments                              (3,399)               (2,371)               (3,630)
      Affiliated payables                                                  (6,330)                3,735                 5,542
    Policy loans on insurance contracts                                   (26,068)              (52,804)              (54,054)
    Trading account securities                                            (14,928)                    -                     -
    Other, net                                                             11,721                (2,393)              (12,280)
                                                                    --------------        --------------        --------------
            Net cash and cash equivalents provided
                by operating activities                                   251,665               315,915                275,126
                                                                    --------------        --------------        ---------------

INVESTING ACTIVITIES:
   Sales of available-for-sale securities                                 846,041               847,091                620,853
   Maturities of available-for-sale securities                            595,745               536,449                570,923
   Purchases of available-for-sale securities                          (1,156,222)             (956,840)              (816,564)
   Mortgage loans principal payments received                              68,864                22,789                 30,767
   Purchases of mortgage loans                                             (5,375)                    -                 (3,608)
   Sales of real estate held-for-sale                                       6,060                 5,407                  9,710
   Improvements to real estate held-for-sale                                    -                     -                   (683)
   Recapture of investment in Separate Accounts                            11,026                 8,829                  6,559
   Investment in Separate Accounts                                            (21)              (10,063)                  (377)
                                                                    --------------        --------------        ---------------
            Net cash and cash equivalents provided
                by investing activities                                   366,118               453,662                417,580
                                                                    --------------        --------------        ---------------





See notes to financial statements.                                 (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Concluded) (Dollars In Thousands)

                                                                           1997                 1996                 1995
                                                                    --------------        --------------        --------------
FINANCING ACTIVITIES:
   Dividends paid to parent                                          $   (135,000)         $   (175,000)         $   (100,000)
   Policyholders' account balances:
       Deposits                                                         1,101,934               542,062               567,430
       Withdrawals (including transfers to/from Separate Accounts)     (1,593,320)           (1,090,572)           (1,250,299)
                                                                    --------------        --------------        --------------
           Net cash and cash equivalents used
               by financing activities                                   (626,386)             (723,510)             (782,869)
                                                                    --------------        --------------        --------------

  NET INCREASE (DECREASE) IN CASH AND
    CASH EQUIVALENTS                                                       (8,603)               46,067               (90,163)

CASH AND CASH EQUIVALENTS
  Beginning of year                                                        94,991                48,924               139,087
                                                                    --------------         -------------         -------------
  End of year                                                        $     86,388           $    94,991           $    48,924
                                                                    ==============         =============         =============

Supplementary Disclosure of Cash Flow Information:
   Cash paid to affiliates for:
     Federal Federal iincome taxes                                   $     49,235          $      8,880          $     33,576
     Interest                                                                 842                   988                 1,310



See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance
Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
 (Dollars in Thousands)


 NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Reporting: Merrill Lynch Life Insurance Company (the
"Company") is a wholly-owned subsidiary of Merrill Lynch
Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.
("Merrill Lynch & Co.").

The Company sells non-participating life insurance and annuity products which comprise one business segment. The primary products that the Company currently markets are variable life insurance, variable annuities, market value adjusted annuities, and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned broker-dealer subsidiary of Merrill Lynch & Co.

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products           4.00% -  5.70%
 Interest-sensitive deferred annuities      3.55% -  8.77%
 Immediate annuities                        3.00% - 10.00%

These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

Liabilities for unpaid claims equal the death benefit for those claims which have been reported to the Company and an estimate based upon prior experience for those claims which are unreported as of the valuation date.

Reinsurance: In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on a single life.

Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $635 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 1997, the Company had life insurance inforce that was ceded to other life insurance companies of $2,879,306.

The Company entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system. At December 31, 1997, the Company's quota share of variable annuity premiums related to this agreement was $35 million.

Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance, that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 9.01%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                         1997            1996            1995
                     ------------   ------------    ------------

Beginning balance     $  112,249     $  124,833      $  133,388
Capitalized  amounts       5,077          5,077          13,708
Interest accrued           9,653         10,669          11,620
Amortization             (24,727)       (28,330)        (33,883)
                     ------------   ------------    ------------
Ending balance        $  102,252     $  112,249      $  124,833
                     ============   ============    ============

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                   1998      11,030
                   1999       9,927
                   2000       8,935
                   2001       8,041
                   2002       7,237

Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains. If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification.

Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

During the first quarter 1997, the Company terminated its interest rate swap contracts that were carried at estimated fair value and recorded as a component of fixed maturity securities. Interest income and realized and unrealized gains and losses were recorded on the same basis as fixed maturity securities available-for-sale.

As of December 31, 1997, the Company had no mortgage loans outstanding. Mortgage loans were stated at unpaid principal balances, net of valuation allowances. Such valuation allowances were based on the decline in value expected to be realized on mortgage loans that may not be collectible in full. In establishing valuation allowances, management considered, among other things, the estimated fair value of the underlying collateral.

The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may be different from the accrual interest rate of the loan for certain outstanding mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded to net realized investment gains or losses.

Real estate held-for-sale, is stated at estimated fair value less estimated selling costs.

Policy loans on insurance contracts are stated at unpaid principal balances.

Investments in limited partnerships are carried at cost.

Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal tax liability.

The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

Statements of Comprehensive Income: During 1997, the Company adopted SFAS No. 130, "Reporting Comprehensive Income" ("SFAS
No. 130"). SFAS No. 130 defines comprehensive income as all non-owner changes in equity during a period. Comprehensive income is reported in the Statements of Comprehensive Income included in the financial statements for the years ended
December 31, 1997, 1996 and 1995.

Statements of Cash Flows: For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

Reclassifications: To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                                          1997                 1996
                                                                    --------------        --------------
  Assets:
   Fixed maturity securities:
    Securities (1)                                                   $  3,008,608          $  3,301,858
    Interest rate swaps (2)                                                     -                  (270)
                                                                    --------------         -------------
      Total fixed maturity securities                                   3,008,608             3,301,588
                                                                    --------------         -------------

   Equity securities (1)                                                   73,612                35,977
   Trading account securities (1)                                          15,625                     -
   Mortgage loans (3)                                                           -                70,503
   Policy loans on insurance contracts (4)                              1,118,139             1,092,071
   Cash and cash equivalents (5)                                           86,388                94,991
   Separate Accounts assets (6)                                         9,149,119             7,615,362
                                                                    --------------        --------------

Total financial instruments recorded as assets                       $ 13,451,491          $ 12,210,492
                                                                    ==============        ==============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1997 and 1996, securities without a readily ascertainable market value, having an amortized cost of $389,728 and $338,515, had an estimated fair value of $396,253 and $348,066, respectively.

 (2) Estimated fair values for the Company's interest rate swaps are based on a discounted cash flow model.

 (3) The estimated fair value of mortgage loans approximates the carrying value.

 (4) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (5) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (6) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3.   INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                          1997
                                             -------------------------------------------------------------------
                                                 Cost /            Gross            Gross            Estimated
                                               Amortized         Unrealized       Unrealized           Fair
                                                 Cost              Gains            Losses             Value
                                             -------------     -------------     -------------     -------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,412,171       $    73,318       $     6,963       $ 2,478,526
   Mortgage-backed securities                     339,015            12,320               224           351,111
   U.S. Government and agencies                   119,107             2,767               111           121,763
   Foreign governments                             36,585               198             1,125            35,658
   Municipals                                      20,684               866                 -            21,550
                                             -------------     -------------     -------------     -------------

      Total fixed maturity securities         $ 2,927,562       $    89,469       $     8,423       $ 3,008,608
                                             =============     =============     =============     =============

  Equity securities:
   Non-redeemable preferred stocks            $    67,845       $     1,187       $       185       $    68,847
   Common stocks                                    4,754                11                 -             4,765
                                             -------------     -------------     -------------     -------------

      Total equity securities                 $    72,599       $     1,198       $       185       $    73,612
                                             =============     =============     =============     =============


                                                                             1996
                                             -------------------------------------------------------------------
                                                  Cost /           Gross            Gross            Estimated
                                               Amortized        Unrealized        Unrealized           Fair
                                                  Cost             Gains            Losses            Value
                                             -------------     -------------     -------------     -------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,652,225       $    67,590       $    11,765       $ 2,708,050
   Mortgage-backed securities                     503,997            12,447             1,948           514,496
   U.S. Government and agencies                    54,386             2,303               158            56,531
   Foreign governments                             18,111               182               140            18,153
   Municipals                                       3,924               434                 -             4,358
                                             -------------     -------------     -------------     -------------

      Total fixed maturity securities         $ 3,232,643       $    82,956       $    14,011       $ 3,301,588
                                             =============     =============     =============     =============

  Equity securities:
   Non-redeemable preferred stocks            $    30,554       $     2,983       $        85       $    33,452
   Common stocks                                    2,434                91                 -             2,525
                                             -------------     -------------     -------------     -------------

      Total equity securities                 $    32,988       $     3,074       $        85       $    35,977
                                             =============     =============     =============     =============

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by contractual maturity were:

                                                                   Estimated
                                                  Amortized          Fair
                                                     Cost            Value
                                               -------------    --------------

  Fixed maturity securities:
   Due in one year or less                      $   224,663      $    225,887
   Due after one year through five years          1,343,383         1,380,248
   Due after five years through ten years           740,784           764,272
   Due after ten years                              279,717           287,090
                                               -------------    --------------
                                                  2,588,547         2,657,497
   Mortgage-backed securities                       339,015           351,111
                                               -------------    --------------

    Total fixed maturity securities             $ 2,927,562      $  3,008,608
                                               =============    ==============

Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by rating agency equivalent were:

                                                                   Estimated
                                                  Amortized           Fair
                                                    Cost              Value
                                               -------------     -------------
 AAA                                            $   623,503       $   642,188
 AA                                                 169,805           172,454
 A                                                  926,398           950,610
 BBB                                              1,046,614         1,080,036
 Non-investment grade                               161,242           163,320
                                               -------------     -------------

   Total fixed maturity securities              $ 2,927,562       $ 3,008,608
                                               =============     =============

The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from securities classified as available-for-sale had actually been realized, with corresponding credits or charges reported directly to stockholder's equity. The following reconciles the net unrealized investment gain on investment securities classified as available- for-sale as of December 31:

                                                                          1997                 1996
                                                                    --------------        --------------
 Assets:
  Fixed maturity securities                                          $     81,046          $     68,945
  Equity securities                                                         1,013                 2,989
  Deferred policy acquisition costs                                        (5,452)               (4,630)
  Separate Accounts assets                                                      -                   168
                                                                    --------------        --------------
                                                                           76,607                67,472
                                                                    --------------        --------------

 Liabilities:
  Policyholders' account balances                                          48,923                59,017
  Federal income taxes - deferred                                           9,689                 2,959
                                                                    --------------        --------------
                                                                           58,612                61,976
                                                                    --------------        --------------
 Stockholder's equity:
Net unrealized investment gain on investment securities              $     17,995          $      5,496
                                                                    ==============        ==============

During the third quarter 1997, the Company provided $15,000 initial funding for a trading portfolio, composed of convertible debt and equity securities. The net unrealized holdings gains on trading account securities earned as of December 31, 1997, and included in net realized investment gains are $520.

During the first quarter 1997, the Company terminated its interest rate swap contracts which it held for the purpose of minimizing exposure to fluctuations in interest rates related to specific investment securities held. The notional amount of such swaps outstanding at December 31 1996 was approximately $9,000. The swaps were transacted with investment grade counterparties. As of December 31, 1996, the Company's interest rate swap contracts were in a $270 unrealized loss position. During 1997, 1996 and 1995, there were no realized investment gains or losses recorded.

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
December 31 were:
                                        1997          1996         1995
                                     -----------  -----------  -----------
 Proceeds                             $ 846,041    $ 847,091    $ 620,853
 Gross realized investment gains         16,783       19,078       14,196
 Gross realized investment losses         7,193       10,749       10,813


The Company had investment securities with a carrying value of $26,508 and $27,726 that were deposited with insurance regulatory authorities at December 31, 1997 and 1996, respectively.

During 1997, the Company realized a $1,005 gain on the sale of its remaining investment in the Separate Accounts. At December 31, 1996, the Company had invested $10,168 in Separate Accounts,
including $168 of unrealized gains.   The investments in Separate
Accounts are for the purpose of providing original funding of certain mutual fund portfolios available as investment options to variable life and annuity policyholders.

At December 31, 1997, the Company held no mortgage loans on real estate. The carrying value and established valuation allowances of impaired mortgage loans on real estate as of December 31, 1996 were $44,239 and $17,652, respectively.

Additional information on impaired loans for the years ended
December 31 follows:

                                                1997         1996        1995
                                           -----------  -----------  -----------

 Average investment in impaired loans       $  30,945    $  79,668    $ 124,089
 Interest income recognized (cash-basis)        2,830        4,848        5,482

For the years ended December 31, 1997, 1996 and 1995, $7,891,
$28,555 and $1,300, respectively, of real estate held-for-sale was acquired in satisfaction of debt.

Net investment income arose from the following sources for the years ended December 31:

                                                  1997          1996           1995
                                             ------------   ------------   ------------
 Fixed maturity securities                    $  236,325     $  266,916     $  305,648
 Equity securities                                 3,020          1,876          1,329
 Mortgage loans                                    4,627          9,764         12,250
 Real estate held-for-sale                         1,939            563            153
 Policy loans on insurance contracts              57,998          56,512         53,576
 Cash and cash equivalents                         9,570           6,710          8,463
 Other                                               709             899          1,753
                                             ------------    ------------   ------------

 Gross investment income                         314,188         343,240        383,172
 Less investment expenses                         (5,486)         (6,579)        (7,006)
                                             ------------    ------------   ------------

 Net investment income                        $  308,702      $  336,661     $  376,166
                                             ============    ============   ============

Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31:

                                                   1997           1996           1995
                                              ------------   ------------   ------------
  Fixed maturity securities                    $    6,149     $    4,690     $    1,908
  Equity securities                                 3,441          3,639          1,475
  Trading account securities                          697              -              -
  Investment in Separate Accounts                   1,005            106           (369)
  Mortgage loans                                    6,252            599            334
  Real estate held-for-sale                        (4,252)          (171)         1,177
  Cash and cash equivalents                            (3)            (1)             -
                                              ------------   ------------   ------------

  Net realized investment gains                $   13,289     $    8,862     $    4,525
                                              ============   ============   ============

 The following is a reconciliation of the change in valuation allowances that have been recorded to reflect other-than-temporary declines in estimated fair value of mortgage loans for the years ended December 31:

                 Balance at      Additions                     Balance at
                 Beginning      Charged to        Write -         End
                  of Year       Operations        Downs         of Year
                -----------    ------------    -----------    -----------

  Mortgage loans:
       1997      $  17,652      $        -      $  17,652      $       -
       1996         35,881               -         18,229         17,652
       1995         40,070               -          4,189         35,881


 The Company held no investments at December 31, 1997 which have been non-income producing for the preceding twelve months.

 The Company has committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1997, $4,744 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                      1997         1996         1995
                                                   ----------   ----------   ----------
  Provision for income taxes computed at Federal
    statutory rate                                  $ 42,413     $ 41,048     $ 41,575

  Increase (decrease) in income taxes resulting
   from:
    Dividend received deduction                       (1,969)      (3,135)        (532)
    Release of policyholders' surplus                      -            -        1,991
    Tax deductible interest                                -            -         (718)
    Other                                                  -          (21)         (13)
                                                   ----------   ----------   ----------
Federal income tax provision                        $ 40,444     $ 37,892     $ 42,303
                                                   ==========   ==========   ==========

 The Federal statutory rate for each of the three years in the period ended December 31, 1997 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                           1997                 1996                1995
                                                                    --------------        --------------        --------------
  Deferred policy acquisition costs                                  $     (2,422)         $     (5,770)         $     (2,179)
  Policyholders' account balances                                         (16,099)               15,004                    66
  Liability for guaranty fund assessments                                   1,190                   760                   249
  Investment adjustments                                                    5,070                 5,122                 5,563
  Other                                                                         -                   (38)                  269
                                                                    --------------        --------------        --------------
  Deferred Federal income tax
   provision (benefit)                                               $    (12,261)         $     15,078          $      3,968
                                                                    ==============        ==============        ==============

Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                          1997                  1996
                                                                    --------------        --------------
  Deferred tax assets:
   Policyholders' account balances                                   $     95,182          $     79,083
   Investment adjustments                                                     601                 5,671
   Liability for guaranty fund assessments                                  5,381                 6,571
                                                                    --------------        --------------
      Total deferred tax assets                                           101,164                91,325
                                                                    --------------        --------------

  Deferred tax liabilities:
   Deferred policy acquisition costs                                       88,670                91,092
   Net unrealized investment gain on investment securities                  9,689                 2,959
   Other                                                                    3,988                 3,988
                                                                    --------------        --------------
      Total deferred tax liabilities                                      102,347                98,039
                                                                    --------------        --------------

      Net deferred tax liability                                     $      1,183          $      6,714
                                                                    ================      ==============



 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,028, $43,515 and $41,729 for the years ended December 31, 1997, 1996 and 1995, respectively. The Company is allocated interest expense on its accounts payable to MLIG which approximates the daily Federal funds rate. Total intercompany interest paid was $842, $988 and $1,310 for 1997, 1996 and 1995, respectively.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,913, $2,279 and $2,635 for 1997, 1996 and 1995, respectively.

 MLAM and MLIG have entered into an agreement with respect to administrative services for the Merrill Lynch Series Fund, Inc. ("Series Fund") and Merrill Lynch Variable Series Funds, Inc. ("Variable Series Funds"). The Company invests in the various mutual fund portfolios of the Series Fund and the Variable Series Funds in connection with the variable life and annuities the Company has in-force. Under this agreement, MLAM pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Series Fund and the Variable Series Funds to MLAM. The Company received from MLIG its allocable share of such compensation in the amount of $19,057, $16,514 and $13,293 during 1997, 1996 and
 1995, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $72,729, $42,639 and $43,984 for 1997, 1996 and 1995, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

 During the first quarter 1997, the Company terminated its interest rate swap contracts which it entered into with Merrill Lynch Capital Services, Inc. ("MLCS") with a guarantee from Merrill Lynch & Co. At December 31, 1996, the notional amount of such interest rate swap contracts outstanding was $9,000. Net interest received from these interest rate swap contracts was $4, ($117), and $256 for 1997, 1996 and 1995, respectively.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 During 1997, the Company sold its investment in 2141 E.
 Camelback, Corp. to Merrill Lynch Mortgage Capital, Inc. The investment was sold at its carrying value of $5,375.

NOTE 6.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 During 1997, 1996, and 1995 the Company paid dividends of $135,000, $175,000, and $100,000, respectively, to MLIG. Of these stockholder's dividends, $110,030, $175,000 and $73,757, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner.

 At December 31, 1997 and 1996, approximately $24,304 and $24,970, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1997 and 1996, was $245,042 and $251,697,
 respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principles utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes, and valuing securities on a different basis. The Company's statutory net income for 1997, 1996 and 1995 was $81,963, $93,532 and $121,451, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital which a life insurance company should have based upon that company's risk profile. As of December 31, 1997 and 1996, based on the RBC formula, the Company's total adjusted capital level was 394% and 403%, respectively, of the minimum amount of capital required to avoid regulatory action.

NOTE 7.   COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). During 1991, and to a lesser extent 1992, there were certain highly publicized life insurance insolvencies. The Company has utilized public information to estimate what future assessments it will incur as a result of these insolvencies. At December 31, 1997 and 1996, the Company has established an estimated liability for future guaranty fund assessments of $15,374 and $18,773, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.